UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/08


                Date of Reporting Period:  Quarter ended 1/31/08







ITEM 1.     SCHEDULE OF INVESTMENTS




ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.3%1,2
                   ALABAMA--99.3%
  $ 10,900,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2002-21) Weekly VRDNs                $  10,900,000
                   (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                   3.100%, 2/7/2008
     6,080,000     Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd)/ (FNMA LOC),           6,080,000
                   2.320%, 2/7/2008
     9,980,000     Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A.             9,980,000
                   LOC), 2.340%, 2/7/2008
     5,870,000     Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust         5,870,000
                   Co., GA LOC), 2.390%, 2/7/2008
     2,475,000     Alabama Judicial Building Authority, (Series 2007), 4.00% Bonds (MBIA Insurance Corp. INS),             2,484,701
                   11/1/2008
    15,965,000 3,4 Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-         15,965,000
                   46), 3.65% TOBs (Ascension Health Senior Credit Group)/(AMBAC INS)/(U.S. Bank, N.A. LIQ),
                   Optional Tender 9/18/2008
     1,675,000     Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A.           1,675,000
                   LOC), 2.440%, 2/7/2008
    12,160,000 3,4 Alabama State Public School & College Authority, (PT-435) Weekly VRDNs (Merrill Lynch & Co.,           12,160,000
                   Inc. LIQ), 2.270%, 2/7/2008
     9,860,000     Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008                 10,017,516
     7,320,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC                7,320,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 2.900%, 2/7/2008
     1,700,000     Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 2.360%,              1,700,000
                   2/7/2008
     1,130,000     Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC),         1,130,000
                   2.360%, 2/7/2008
       750,000     Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 2.340%,          750,000
                   2/7/2008
       570,000     Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC),              570,000
                   2.400%, 2/7/2008
     3,540,000     Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Whitney National Bank LOC),           3,540,000
                   2.400%, 2/7/2008
     2,880,000     Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC),            2,880,000
                   2.270%, 2/7/2008
     1,500,000     Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham             1,500,000
                   LOC), 3.150%, 2/7/2008
     1,000,000     Birmingham, AL Airport Authority, (Series 2003-B), 5.00% Bonds (FSA INS), 7/1/2008                      1,006,265
     2,010,000     Birmingham, AL Airport Authority, (Series 2007), 5.00% Bonds (AMBAC INS), 7/1/2008                      2,018,687
     7,985,000 3,4 Birmingham, AL Airport Authority, ROCs (Series 7537) Weekly VRDNs (AMBAC INS)/                          7,985,000
                   (Citigroup, Inc. LIQ), 3.860%, 2/7/2008
       875,000     Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 2.920%,           875,000
                   2/1/2008
     1,820,000     Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken,            1,820,000
                   Stockholm LOC), 2.440%, 2/7/2008
     1,289,500     Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A.          1,289,500
                   LOC), 2.350%, 2/7/2008
     3,995,000 3,4 Birmingham, AL Waterworks & Sewer Board, PUTTERs (Series 1738) Weekly VRDNs (AMBAC                      3,995,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.150%, 2/7/2008
     1,025,000 3,4 Birmingham, AL, P-Floats (Series EC-1067) VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ),            1,025,000
                   4.200%, 2/7/2008
       500,000     Birmingham-Jefferson, AL Civic Center Authority, (Series 2002-A), 5.25% Bonds (FSA INS),                  511,473
                   1/1/2009
     6,000,000     Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly           6,000,000
                   VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC), 2.250%, 2/7/2008
     3,935,000     Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.320%,          3,935,000
                   2/7/2008
     7,400,000     Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC),          7,400,000
                   2.870%, 2/7/2008
    15,000,000     Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 2.900%, 2/6/2008                     15,000,000
     1,500,000     Daphne, AL Special Care Facilities Financing Authority, (Series 1988-A) Bonds (Presbyterian             1,471,606
                   Retirement Corp.)/(United States Treasury PRF 8/15/2008@100), 8/15/2028
     6,000,000     Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 2.340%,          6,000,000
                   2/7/2008
    13,000,000     Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.),          13,000,000
                   2.170%, 2/6/2008
     3,725,000     East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs              3,725,000
                   (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.190%, 2/7/2008
        40,000     Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 3.030%, 2/6/2008              40,000
     3,045,000     Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture                 3,045,000
                   Manufacturing Co., Inc.)/(RBC Centura Bank LOC), 2.310%, 2/7/2008
     4,775,000     Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A.         4,775,000
                   LOC), 2.930%, 2/6/2008
     1,250,000     Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 2.920%,               1,250,000
                   2/1/2008
     1,260,000     Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan         1,260,000
                   Huntsville)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008
     1,000,000     Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),          1,000,000
                   2.320%, 2/7/2008
     1,360,000     Jefferson County, AL Economic & IDA, (Series 2006-A) Weekly VRDNs (Conversion Technologies              1,360,000
                   LLC)/(First Commercial Bank, Birmingham, AL LOC), 2.300%, 2/7/2008
     7,500,000     Jefferson County, AL Sewer System, (Series 1999-A), 5.75% Bonds (United States Treasury PRF             7,801,050
                   2/1/2009@101), 2/1/2038
     8,620,000 3,4 Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC            8,620,000
                   INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008
     4,705,000     Jefferson County, AL, GO Warrants (Series 2003-A), 5.00% Bonds (MBIA Insurance Corp. INS),              4,717,367
                   4/1/2008
    10,000,000     Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda                  10,000,000
                   Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 2.350%, 2/7/2008
     2,140,000     Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC),           2,140,000
                   2.870%, 2/1/2008
    12,000,000     Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 2.750%, 2/7/2008                  12,000,000
     2,500,000     Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management,               2,500,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.190%, 2/6/2008
     7,615,000 3,4 Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns & Co.,        7,615,000
                   Inc. LIQ), 4.000%, 2/7/2008
       615,000     Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC),               615,000
                   2.400%, 2/6/2008
     2,960,000     Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 2.400%,             2,960,000
                   2/6/2008
     1,705,000     Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment Security Group, Inc.)/(Wells Fargo Bank,        1,705,000
                   N.A. LOC), 2.220%, 2/7/2008
     6,000,000     Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/ (JPMorgan Chase           6,000,000
                   Bank, N.A. LOC), 2.500%, 2/7/2008
     2,560,000     Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust           2,560,000
                   Co., GA LOC), 2.400%, 2/6/2008
        55,000     Montgomery, AL Public Educational Building Authority, (Series 2006) Weekly VRDNs (Family                   55,000
                   Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.280%, 2/7/2008
     1,000,000     Montgomery, AL, School Warrants (Series 2007), 4.00% Bonds (XL Capital Assurance Inc. INS),             1,000,000
                   2/1/2008
       180,000     Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly VRDNs (Montgomery Surgical          180,000
                   Center Ltd.)/(SunTrust Bank LOC), 3.030%, 2/7/2008
     4,350,000     North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste              4,350,000
                   Management, Inc.)/(Wachovia Bank N.A. LOC), 2.190%, 2/6/2008
       825,000     Perry County, AL IDB, (Series 2001) Weekly VRDNs (Alabama Catfish Feedmill LLC)/                          825,000
                   (Regions Bank, Alabama LOC), 2.400%, 2/7/2008
     1,715,000     Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill                1,715,000
                   LLC)/(Regions Bank, Alabama LOC), 2.400%, 2/7/2008
       180,000     Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 3.030%, 2/6/2008            180,000
     1,320,000     Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC),        1,320,000
                   2.700%, 2/6/2008
     2,385,000     St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National                 2,385,000
                   Australia Bank Ltd., Melbourne LOC), 2.320%, 2/7/2008
     1,430,000     Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama        1,430,000
                   LOC), 2.440%, 2/7/2008
     6,745,000 3,4 Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ),         6,745,000
                   4.000%, 2/7/2008
     6,600,000     Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 2.170%, 2/6/2008                 6,600,000
    10,090,000 3,4 University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S.            10,090,000
                   Bank, N.A. LIQ), Optional Tender 7/10/2008
       170,000     Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank             170,000
                   Ltd., Melbourne LOC), 2.320%, 2/7/2008
     3,800,000     Walker County, AL Economic IDA, (Series 2007) Daily VRDNs (Alabama Power Co.), 1.910%, 2/1/2008         3,800,000
                      TOTAL MUNICIPAL INVESTMENTS - 99.3%                                                                294,388,165
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.7%6                                                           2,079,058
                      TOTAL NET ASSETS -100%                                                                           $ 296,467,223

     Securities that are subject to the federal alternative minimum tax (AMT) represent 52.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $92,420,000 which represented 31.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $92,420,000 which represented 31.2% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 GO      --General Obligation
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MFH     --Multi-Family Housing
 PCR     --Pollution Control Revenue
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligations Participating Securities
 VRDNs   --Variable Rate Demand Notes







ARIZONA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  SHORT-TERM MUNICIPALS--96.5%1,2
                  ARIZONA--93.3%
  $ 3,615,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase       $   3,615,000
                  Bank, N.A. LOC), 2.250%, 2/7/2008
    2,000,000     Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare West)/(Bank        2,000,000
                  of America N.A. LOC), 2.150%, 2/6/2008
    1,375,000     Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA,          1,375,000
                  New York LOC), 2.250%, 2/7/2008
    4,150,000     Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care                    4,150,000
                  Community)/(LaSalle Bank, N.A. LOC), 2.150%, 2/7/2008
    2,900,000 3,4 Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782) Weekly VRDNs (Banner        2,900,000
                  Health)/(Morgan Stanley LIQ), 2.260%, 2/7/2008
    4,000,000     Arizona School District, COP (Series 2007), 4.50% TANs, 7/30/2008                                        4,016,375
    3,630,000 3,4 Arizona State University, PUTTERs (Series 270) Weekly VRDNs (JPMorgan Chase Bank, N.A.                   3,630,000
                  LIQ)/(United States Treasury PRF), 2.300%, 2/7/2008
    1,720,000     Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC),          1,720,000
                  2.250%, 2/7/2008
      743,500 3,4 Chandler, AZ, Floater Certificates (Series 2006-1648) Weekly VRDNs (Morgan Stanley LIQ), 2.250%,           743,500
                  2/7/2008
    4,325,000     Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service           4,325,000
                  Co.)/(KBC Bank N.V. LOC), 2.050%, 2/1/2008
    7,221,000     Flagstaff, AZ, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC),            7,221,000
                  2.450%, 2/7/2008
    1,240,000     Glendale, AZ IDA, 4.25% Bonds (Midwestern University), 5/15/2008                                         1,241,631
    1,000,000     Maricopa County, AZ School District No. 60, (Series B), 4.00% Bonds (FGIC INS), 7/1/2008                 1,001,796
    2,100,000     Maricopa County, AZ Unified School District No. 210, 5.00% Bonds, 7/1/2008                               2,114,187
    1,390,000     Maricopa County, AZ, (Series 2007) Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC),             1,390,000
                  2.240%, 2/7/2008
    8,805,000 3,4 Maricopa County, AZ, IDA SFM, ROCs (Series 10214) Weekly VRDNs (GNMA COL)/                               8,805,000
                  (Citigroup, Inc. LIQ), 2.360%, 2/7/2008
    5,610,000     Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich         5,610,000
                  LOC), 2.260%, 2/7/2008
    3,675,000     Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC),          3,675,000
                  2.250%, 2/7/2008
    2,200,000     Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/                       2,200,000
                  (FNMA LOC), 2.200%, 2/7/2008
    3,400,000     Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments              3,400,000
                  LP)/(FNMA LOC), 2.250%, 2/7/2008
    5,400,000     McAllister Academic Village, AZ LLC, (Series 2005A) Weekly VRDNs (Arizona State                          5,400,000
                  University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%, 2/6/2008
      640,000     Northern Arizona University, 4.25% Bonds (AMBAC INS), 6/1/2008                                             641,100
    1,800,000     Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A.           1,800,000
                  LOC), 2.310%, 2/7/2008
    5,000,000 3,4 Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007 C-59), 3.25% TOBs (GNMA              5,000,000
                  COL)/(Bank of New York LIQ), Optional Tender 4/23/2008
    1,405,000 3,4 Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007-E3) Weekly VRDNs (GNMA               1,405,000
                  COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008
    1,500,000 3,4 Pima County, AZ IDA, RBC Floater Certificates (Series I-8) Weekly VRDNs (Christian Care of               1,500,000
                  Tucson, Inc.)/(Royal Bank of Canada, Montreal LIQ)/(FNMA LOC), 2.270%, 2/7/2008
    1,000,000     Pima County, AZ Unified School District No. 1, (Series C), 4.00% Bonds (FGIC INS), 7/1/2008              1,001,389
    2,000,000 3,4 Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of          2,000,000
                  America N.A. LIQ)/(Bank of America N.A. LOC), 2.290%, 2/7/2008
    2,100,000     Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A.             2,100,000
                  LOC), 2.350%, 2/7/2008
    6,750,000     Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland,              6,750,000
                  Utrecht LOC), 2.350%, 2/7/2008
    3,630,000     Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC),          3,630,000
                  2.290%, 2/7/2008
    1,175,000     Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC),          1,175,000
                  2.290%, 2/7/2008
    1,000,000     Pinal County, AZ Unified School District No. 1, (Series A), 4.50% Bonds (FSA INS), 7/1/2008              1,003,328
      700,000     Pinal County, AZ Unified School District No. 4, (Series C), 4.00% Bonds (FSA INS), 7/1/2008                701,661
    2,000,000 3,4 Salt River Project, AZ Agricultural Improvement & Power District, PUTTERs (Series 2045) Weekly           2,000,000
                  VRDNs (J.P. Morgan Chase & Co. LIQ), 2.250%, 2/7/2008
    5,377,000 3,4 Scottsdale, AZ Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523)              5,377,000
                  Weekly VRDNs (Rabobank Nederland, Utrecht LIQ), 2.240%, 2/7/2008
    6,500,000     Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase        6,500,000
                  Bank, N.A. LOC), 2.290%, 2/7/2008
    1,955,000     Yavapai County, AZ, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 2.300%,               1,955,000
                  2/7/2008
    1,000,000     Yuma, AZ Municipal Property Corp., 4.25% Bonds (XL Capital Assurance Inc. INS), 7/1/2008                 1,003,633
                     TOTAL                                                                                               116,076,600
                  PUERTO RICO--3.2%
    4,000,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa          4,000,000
                  Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.250%, 2/7/2008
                     TOTAL MUNICIPAL INVESTMENTS --- 96.5%                                                               120,076,600
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES --- NET --- 3.5%6                                                        4,403,233
                     TOTAL NET ASSETS --- 100%                                                                         $ 124,479,833


     Securities that are subject to the federal alternative minimum tax (AMT) represent 52.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security:

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                            SECOND TIER
     100.0%                                0.0%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $37,360,500, which represented 30.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $37,360,500, which represented 30.0% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


    The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 COL     --Collateralized
 COP     --Certificates of Participation
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 IDA     --Industrial Development Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SFM     --Single Family Mortgage
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes







CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    SHORT-TERM MUNICIPALS--94.7%1,2
                    CALIFORNIA--86.9%
  $   8,470,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The          $     8,470,000
                    Harker School Foundation)/(U.S. Bank, N.A. LOC), 2.100%, 2/6/2008
      9,940,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2004) Weekly VRDNs (On Lok:            9,940,000
                    Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 2.200%, 2/7/2008
     11,300,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force         11,300,000
                    Village West, Inc.)/(KBC Bank N.V. LOC), 2.200%, 2/7/2008
      5,000,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis            5,000,000
                    Parker School)/(Bank of New York LOC), 2.100%, 2/7/2008
      3,000,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Institute          3,000,000
                    for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008
     12,305,000 3,4 ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady          12,305,000
                    of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 2.200%, 2/7/2008
     14,340,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899                14,340,000
                    Charleston LLC)/(LaSalle Bank, N.A. LOC), 1.810%, 2/1/2008
      8,900,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker             8,900,000
                    School)/(U.S. Bank, N.A. LOC), 2.100%, 2/6/2008
      5,270,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs           5,270,000
                    (San Francisco University High School)/(Allied Irish Banks PLC LOC), 2.100%, 2/7/2008
      3,300,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin              3,300,000
                    Academy)/(Allied Irish Banks PLC LOC), 2.110%, 2/6/2008
     19,330,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 2002-11), 3.81% TOBs (North         19,330,000
                    Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/(Bank of America
                    N.A. LIQ), Optional Tender 5/22/2008
      2,500,000 3,4 Alameda Corridor Transportation Authority, CA, Floater Certificates (Series 1513) Weekly               2,500,000
                    VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.420%, 2/7/2008
      8,980,000 3,4 Bay Area Infrastructure Financing Authority, CA, Class A Certificates (Series 2007-287)                8,980,000
                    Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008
     22,000,000     California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew                 22,000,000
                    University of Medicine & Science)/(Natixis LOC), 2.100%, 2/7/2008
      2,150,000 3,4 California Educational Facilities Authority, (Series 2495) Weekly VRDNs (University of                 2,150,000
                    Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
     12,745,000 3,4 California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly            12,745,000
                    VRDNs (Stanford University)/(Morgan Stanley LIQ), 2.200%, 2/7/2008
      3,000,000     California Health Facilities Financing Authority, (Series 2006D), 2.65% CP (Kaiser                     3,000,000
                    Permanente), Mandatory Tender 4/3/2008
     32,000,000     California Health Facilities Financing Authority, (Series 2006E), 2.83% CP (Kaiser                    32,000,000
                    Permanente), Mandatory Tender 2/6/2008
      9,375,000 3,4 California Health Facilities Financing Authority, (Series 2007 FR/RI F13) Weekly VRDNs                 9,375,000
                    (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 2.130%, 2/6/2008
      1,925,000 3,4 California Health Facilities Financing Authority, ROCs (Series 603CE) Weekly VRDNs (Cedars-            1,925,000
                    Sinai Medical Center)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.260%,
                    2/7/2008
     11,500,000     California Infrastructure & Economic Development Bank, (Series 2002: Academy of Motion                11,500,000
                    Picture Arts and Sciences) Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 2/7/2008
      6,175,000     California Infrastructure & Economic Development Bank, (Series 2002B) Daily VRDNs (RAND                6,175,000
                    Corp.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 2/1/2008
      6,000,000     California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee            6,000,000
                    Francais de Los Angeles)/(Mellon Bank N.A. LOC), 2.150%, 2/7/2008
      3,400,000     California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (St.                 3,400,000
                    Margaret's Episcopal School)/(Allied Irish Banks PLC LOC), 2.000%, 2/7/2008
     21,825,000     California Municipal Finance Authority, (Series 2007A) Weekly VRDNs (Pacific Institute)/              21,825,000
                    (California Bank & Trust LOC), 2.200%, 2/7/2008
     20,800,000     California PCFA, (Series 1996C) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase              20,800,000
                    Bank, N.A. LOC), 1.500%, 2/1/2008
      5,620,000     California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center,                       5,620,000
                    Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.100%, 2/7/2008
     10,200,000     California State Department of Water Resources Power Supply Program, (Series 2002 B-2) Daily          10,200,000
                    VRDNs (BNP Paribas SA LOC), 1.650%, 2/1/2008
     10,000,000     California State Department of Water Resources Power Supply Program, (Series 2002 C-4) Weekly         10,000,000
                    VRDNs (CALSTRS (California State Teachers' Retirement System) and JPMorgan Chase Bank, N.A.
                    LOCs), 1.750%, 2/7/2008
      8,000,000     California State Department of Water Resources Power Supply Program, (Series 2002 C-6) Weekly          8,000,000
                    VRDNs (AMBAC INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 2.250%, 2/7/2008
     25,145,000     California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly         25,145,000
                    VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.750%, 2/7/2008
      7,800,000     California State Department of Water Resources Power Supply Program, (Series 2002 C-9) Weekly          7,800,000
                    VRDNs (Citibank NA, New York LOC), 1.800%, 2/7/2008
     33,190,000     California State Department of Water Resources Power Supply Program, (Series 2005F-5) Daily           33,190,000
                    VRDNs (Citibank NA, New York LOC), 1.650%, 2/1/2008
     30,205,000     California State Department of Water Resources Power Supply Program, (Series 2005G-10) Weekly         30,205,000
                    VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.250%, 2/7/2008
      8,910,000 3,4 California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs            8,910,000
                    (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                    3.100%, 2/7/2008
     11,390,000 3,4 California State, (PA-1396) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             11,390,000
                    Co., Inc. LOC), 2.600%, 2/7/2008
     40,780,000 3,4 California State, (PT-4201) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             40,780,000
                    Co., Inc. LOC), 2.600%, 2/7/2008
      7,000,000 3,4 California State, (PT-4211) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC),            7,000,000
                    2.210%, 2/7/2008
     14,000,000 3,4 California State, (PT-4469) Weekly VRDNs (CIFG NA INS)/(Merrill Lynch & Co., Inc. LIQ),               14,000,000
                    2.650%, 2/7/2008
     10,000,000     California State, (Series 2003 B-3) Weekly VRDNs (BNP Paribas SA, Bank of New York and                10,000,000
                    CALSTRS (California State Teachers' Retirement System) LOCs), 1.930%, 2/6/2008
     20,000,000     California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova            20,000,000
                    Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 1.800%, 2/7/2008
     21,500,000     California State, (Series 2003C-4) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova            21,500,000
                    Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 2.070%, 2/7/2008
      3,000,000     California State, (Series 2004 A-6) Weekly VRDNs (CALSTRS (California State Teachers'                  3,000,000
                    Retirement System) and Citibank NA, New York LOCs), 1.700%, 2/7/2008
      7,395,000     California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers'                  7,395,000
                    Retirement System) and Citibank NA, New York LOCs), 2.070%, 2/7/2008
     71,830,000 3,4 California State, (Series 2007 FR/RI-K54W) Weekly VRDNs (AMBAC, FSA INS) and Lehman Brothers          71,830,000
                    Holdings, Inc. LIQs), 2.110%, 2/6/2008
     85,000,000     California State, 4.00% RANs, 6/30/2008                                                               85,231,367
      3,740,000     California State, 5.00% Bonds, 6/1/2008                                                                3,765,489
      3,100,000     California State, Economic Recovery Bonds (Series 2004C-3) Daily VRDNs (California State               3,100,000
                    Fiscal Recovery Fund)/(GTD by Landesbank Hessen-Thueringen LIQ), 1.670%, 2/1/2008
        640,000 3,4 California State, MERLOTS (Series 2007 C15) Weekly VRDNs (FSA INS)/(Bank of New York LIQ),               640,000
                    2.340%, 2/6/2008
      9,730,000 3,4 California State, MACON Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A.            9,730,000
                    LIQ), 3.200%, 2/7/2008
     10,100,000 3,4 California State, ROCs (Series 681) Weekly VRDNs (CIFG NA INS)/(Citibank NA, New York LIQ),           10,100,000
                    4.010%, 2/7/2008
     42,665,000 3,4 California State, (Series 2007) FR/RI-FC5 Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP),          42,665,000
                    2.120%, 2/6/2008
      2,380,000 3,4 California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp.                2,380,000
                    INS)/(Societe Generale, Paris LIQ), 2.250%, 2/7/2008
      3,720,000     California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute          3,720,000
                    for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 5.000%, 2/7/2008
      2,020,000     California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs                    2,020,000
                    (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 2.100%, 2/7/2008
     13,000,000     California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert            13,000,000
                    Louis Stevenson School)/(Allied Irish Banks PLC LOC), 2.050%, 2/7/2008
      7,100,000     California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The                7,100,000
                    Center for Early Education)/(Allied Irish Banks PLC LOC), 2.100%, 2/7/2008
     12,700,000     California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser           12,700,000
                    Permanente), 2.040%, 2/6/2008
     11,300,000     California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser           11,300,000
                    Permanente), 2.040%, 2/6/2008
     26,000,000     California Statewide Communities Development Authority, (Series 2004K), 2.72% CP (Kaiser              26,000,000
                    Permanente), Mandatory Tender 2/7/2008
     20,000,000     California Statewide Communities Development Authority, (Series 2004K), 3.30% CP (Kaiser              20,000,000
                    Permanente), Mandatory Tender 2/13/2008
     10,500,000     California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser           10,500,000
                    Permanente), 2.040%, 2/6/2008
     20,000,000     California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs                    20,000,000
                    (University of San Diego)/(BNP Paribas SA LOC), 2.050%, 2/6/2008
     10,000,000     California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High          10,000,000
                    School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC),
                    2.070%, 2/7/2008
      6,035,000     California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin              6,035,000
                    Horizon School)/(Allied Irish Banks PLC LOC), 2.100%, 2/7/2008
     30,340,000     California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa             30,340,000
                    Pacific University)/(Allied Irish Banks PLC LOC), 2.050%, 2/7/2008
      7,000,000     California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear          7,000,000
                    Institute)/(City National Bank LOC), 2.250%, 2/7/2008
      9,715,000 3,4 California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs            9,715,000
                    (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.200%, 2/6/2008
     21,445,000 3,4 California Statewide Communities Development Authority, ROCs (Series 854CE) Weekly VRDNs              21,445,000
                    (Kaiser Permanente)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.260%, 2/7/2008
     10,000,000     California Statewide Communities Note Program, (Series 2007A-1), 4.50% TRANs (FSA INS),               10,033,997
                    6/30/2008
      5,030,000 3,4 Castaic Lake, CA Water Agency, PUTTERs (Series 1456) Weekly VRDNs (AMBAC INS)/                         5,030,000
                    (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 2/7/2008
     30,270,000 3,4 Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 3.78% TOBs (MBIA Insurance           30,270,000
                    Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 6/19/2008
      4,450,000 3,4 Chaffey, CA Community College District, Floater Certificates (Series 2004-1132), 3.70% TOBs            4,450,000
                    (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
     14,930,000 3,4 Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (FSA INS)/(Deutsche         14,930,000
                    Bank AG LIQ), 2.300%, 2/7/2008
     20,000,000     Contra Costa County, CA, 4.00% TRANs, 12/5/2008                                                       20,118,732
     20,375,000 3,4 Contra Costa, CA Water District, Floater Certificates (Series 2004-1131), 3.70% TOBs (FGIC            20,375,000
                    INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
     25,000,000     East Bay Municipal Utility District, CA Wastewater System, 3.28% CP, Mandatory Tender                 25,000,000
                    3/6/2008
     11,415,000 3,4 East Bay Municipal Utility District, CA Water System, ROCs (Series 383), 3.75% TOBs (MBIA             11,415,000
                    Insurance Corp. INS)/(Citibank NA, New York LIQ), Optional Tender 2/28/2008
      4,285,000 3,4 East Side Union High School District, CA, MERLOTS (Series 2006 B-28), .00% TOBs (MBIA                  4,285,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/13/2008
      8,500,000     Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells           8,500,000
                    Fargo Bank, N.A. LIQ), 2.000%, 2/7/2008
     16,855,000     Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health               16,855,000
                    Services Corp.)/(Allied Irish Banks PLC LOC), 2.780%, 2/7/2008
      2,900,000 3,4 El Camino, CA Community College District, PUTTERs (Series 1471) Weekly VRDNs (FGIC                     2,900,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008
     95,710,000 3,4 Golden State Tobacco Securitization Corp., CA, (MT-400) Weekly VRDNs (Merrill Lynch & Co.,            95,710,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.600%, 2/7/2008
     18,655,000 3,4 Golden State Tobacco Securitization Corp., CA, (MT-510) Weekly VRDNs (Merrill Lynch & Co.,            18,655,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.280%, 2/7/2008
      9,195,000 3,4 Golden State Tobacco Securitization Corp., CA, (MT-527) Weekly VRDNs (Merrill Lynch & Co.,             9,195,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.280%, 2/7/2008
     12,690,000 3,4 Golden State Tobacco Securitization Corp., CA, (PA-1388) Weekly VRDNs (Merrill Lynch & Co.,           12,690,000
                    Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
      5,000,000 3,4 Golden State Tobacco Securitization Corp., CA, Class A Certificates (Series 7021) Weekly               5,000,000
                    VRDNs (California State)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008
     12,465,000 3,4 Golden State Tobacco Securitization Corp., CA, MERLOTS (Series 2007-C95) Weekly VRDNs (Bank           12,465,000
                    of New York LIQ)/(United States Treasury PRF), 2.200%, 2/6/2008
     15,780,000 3,4 Golden State Tobacco Securitization Corp., CA, SPEARs (Series DB-290) Weekly VRDNs                    15,780,000
                    (California State)/(AMBAC, FSA INS) and Deutsche Bank AG LIQs), 2.210%, 2/7/2008
     10,000,000 3,4 Golden State Tobacco Securitization Corp., CA, (Series 2005) FR/RI-FC1 Weekly VRDNs (Lehman           10,000,000
                    Brothers Holdings, Inc. SWP), 2.120%, 2/6/2008
     21,650,000 3,4 Grossmont, CA Healthcare District, SPEARs (Series DB-345) Weekly VRDNs (AMBAC INS)/(Deutsche          21,650,000
                    Bank AG LIQ), 3.400%, 2/7/2008
     17,200,000 3,4 Grossmont-Cuyamaca, CA Community College District, Floater Certificates (Series 2004-1130),           17,200,000
                    3.70% TOBs (FGIC INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
      5,800,000     Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community            5,800,000
                    Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC),
                    2.100%, 2/7/2008
     14,553,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1710P) Weekly VRDNs (AMBAC INS)/                          14,553,000
                    (JPMorgan Chase Bank, N.A. LIQ), 2.700%, 2/7/2008
     28,875,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P) Weekly VRDNs (AMBAC, MBIA Insurance Corp.          28,875,000
                    INS) and JPMorgan Chase Bank, N.A. LIQs), 2.700%, 2/7/2008
      6,044,593 3,4 Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC INS)/(State          6,044,593
                    Street Bank and Trust Co. LIQ), 2.250%, 2/7/2008
     19,995,000 3,4 Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly              19,995,000
                    VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 2.300%, 2/6/2008
     20,000,000     Los Angeles County, CA, 4.50% TRANs, 6/30/2008                                                        20,069,560
      8,035,000 3,4 Los Angeles, CA Community College District, Floater Certificates (Series 2004-1129), 3.70%             8,035,000
                    TOBs (FSA INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
      2,000,000     Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003E) Weekly VRDNs (Los             2,000,000
                    Angeles, CA)/(AMBAC INS)/(Dexia Credit Local LIQ), 3.000%, 2/6/2008
     13,895,000     Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003F) Weekly VRDNs (Los            13,895,000
                    Angeles, CA)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.850%, 2/6/2008
     31,000,000     Los Angeles, CA Department of Airports, (Series A), 2.80% CP (Los Angeles International               31,000,000
                    Airport)/(Citibank NA, New York and State Street Bank and Trust Co. LOCs), Mandatory Tender
                    3/27/2008
      8,485,000 3,4 Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series            8,485,000
                    2006-0037) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.200%, 2/7/2008
      2,960,000 3,4 Los Angeles, CA Unified School District, (PT-3382) Weekly VRDNs (FGIC INS)/(Danske Bank A/S            2,960,000
                    LIQ), 2.650%, 2/7/2008
      8,260,000 3,4 Los Angeles, CA Unified School District, (PT-3570) Weekly VRDNs (AMBAC INS)/(Merrill Lynch &           8,260,000
                    Co., Inc. LIQ), 2.650%, 2/7/2008
      4,325,000 3,4 Los Angeles, CA Unified School District, (PT-3722) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            4,325,000
                    Co., Inc. LIQ), 2.650%, 2/7/2008
      8,205,000 3,4 Los Angeles, CA Unified School District, (PT-3852) Weekly VRDNs (MBIA Insurance Corp.                  8,205,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 2.650%, 2/7/2008
      6,995,000 3,4 Los Angeles, CA Unified School District, (PT-3856) Weekly VRDNs (FSA INS)/(Merrill Lynch &             6,995,000
                    Co., Inc. LIQ), 2.650%, 2/7/2008
     11,815,000 3,4 Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (FGIC INS)/(Wells Fargo Bank,         11,815,000
                    N.A. LIQ), 3.580%, 2/7/2008
     19,995,000 3,4 Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (MBIA Insurance             19,995,000
                    Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 2.550%, 2/6/2008
      9,425,000 3,4 Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank            9,425,000
                    of America N.A. LIQ), 2.210%, 2/7/2008
     55,272,000 3,4 Los Angeles, CA Unified School District, Floater Certificates (Series 2006-2006) Daily VRDNs          55,272,000
                    (FSA, MBIA Insurance Corp. INS) and Morgan Stanley LIQs), 2.200%, 2/1/2008
     69,425,000 3,4 Los Angeles, CA Unified School District, Floater Certificates (Series 2006-2007) Weekly VRDNs         69,425,000
                    (FGIC, FSA INS) and Morgan Stanley LIQs), 2.240%, 2/7/2008
      4,220,000 3,4 Los Angeles, CA Unified School District, P-Floats (Series EC-1106) Weekly VRDNs (MBIA                  4,220,000
                    Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.650%, 2/7/2008
      5,485,000 3,4 Los Angeles, CA Unified School District, PUTTERs (Series 1442) Weekly VRDNs (AMBAC                     5,485,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 2/7/2008
     30,000,000     Los Angeles, CA Wastewater System, 2.75% CP, Mandatory Tender 2/5/2008                                30,000,000
     30,000,000     Los Angeles, CA Wastewater System, 2.75% CP, Mandatory Tender 2/7/2008                                30,000,000
     14,300,000     Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2001-D) Weekly VRDNs             14,300,000
                    (FGIC INS)/(Citibank NA, New York LIQ), 3.180%, 2/7/2008
     10,000,000     Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC             10,000,000
                    LOC), 2.100%, 2/7/2008
      3,235,000     Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC          3,235,000
                    LOC), 2.100%, 2/7/2008
     16,475,000     Los Angeles, CA, Adjustable Rate COPs (2007 Series A) Weekly VRDNs (Windward School)/(Allied          16,475,000
                    Irish Banks PLC LOC), 2.100%, 2/7/2008
      7,760,000 3,4 Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (MBIA Insurance Corp.                7,760,000
                    INS)/(Deutsche Bank AG LIQ), 2.300%, 2/7/2008
      4,300,000 3,4 Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs                   4,300,000
                    (Citibank NA, New York LIQ), 2.260%, 2/7/2008
      9,615,000     Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs               9,615,000
                    (Montebello, CA)/(Union Bank of California, N.A. LOC), 2.150%, 2/6/2008
      3,000,000 3,4 Monterey Peninsula, CA Community College District, PUTTERs (Series 2484) Weekly VRDNs (FSA             3,000,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
     14,600,000     Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank          14,600,000
                    of America N.A. LOC), 2.800%, 2/7/2008
     17,000,000 3,4 Morgan Stanley & Co Incorporated Trust (California Series 2006-2127) Weekly VRDNs (FSA                17,000,000
                    INS)/(Morgan Stanley LIQ), 2.240%, 2/7/2008
      9,550,000 3,4 Napa Valley, CA Community College District, Class A Certificates (Series 2005-241) Weekly              9,550,000
                    VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008
      5,835,000 3,4 Newport-Mesa, CA Unified School District, ROCs (Series 2060) Weekly VRDNs (FGIC                        5,835,000
                    INS)/(Citigroup, Inc. LIQ), 3.260%, 2/7/2008
     44,423,000 3,4 Northern California Gas Authority No. 1, Floater Certificates (Series 2006-1811) Weekly VRDNs         44,423,000
                    (Morgan Stanley LIQ), 2.260%, 2/7/2008
      6,300,000 3,4 Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/                           6,300,000
                    (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.640%, 2/6/2008
      5,960,000 3,4 Placentia-Yorba Linda, CA Unified School District, PUTTERs (Series 457), 3.75% TOBs (FGIC              5,960,000
                    INS)/(JPMorgan Chase Bank, N.A. LIQ), Optional Tender 3/6/2008
     21,360,000 3,4 Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 3.75% TOBs (Pomona,          21,360,000
                    CA Water System)/(AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/24/2008
      7,100,000 3,4 Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (FSA INS)/(Citibank NA,            7,100,000
                    New York LIQ), 2.260%, 2/7/2008
     17,270,000 3,4 Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (FSA                     17,270,000
                    INS)/(Deutsche Bank AG LIQ), 2.230%, 2/7/2008
     16,100,000     Regents of University of California, (Series A), 2.68% CP, Mandatory Tender 2/1/2008                  16,100,000
      1,100,000 3,4 Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank,          1,100,000
                    N.A. LIQ), 2.250%, 2/7/2008
     35,000,000     Riverside County, CA, Teeter Obligation (Series B), 3.26% CP (Bank of Nova Scotia, Toronto            35,000,000
                    LOC), Mandatory Tender 3/6/2008
     19,996,000     Riverside County, CA, Teeter Obligation (Series B), 3.28% CP (Bank of Nova Scotia, Toronto            19,996,000
                    LOC), Mandatory Tender 3/6/2008
      3,025,000 3,4 Sacramento County, CA Sanitation District, (PT-4011) Weekly VRDNs (FGIC INS)/(Dexia Credit             3,025,000
                    Local LIQ), 2.650%, 2/7/2008
      2,600,000 3,4 Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia            2,600,000
                    Bank N.A. LIQ)/(United States Treasury PRF), 2.200%, 2/6/2008
     20,000,000     Sacramento County, CA, (Series 2007A), 4.25% TRANs, 7/9/2008                                          20,049,752
      7,340,000 3,4 Sacramento, CA City Financing Authority, (PT-3485) Weekly VRDNs (AMBAC INS)/(Merrill Lynch &           7,340,000
                    Co., Inc. LIQ), 2.650%, 2/7/2008
      3,980,000 3,4 Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs           3,980,000
                    (AMBAC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008
     30,000,000     Sacramento, CA Unified School District, 3.75% TRANs, 11/28/2008                                       30,114,479
     11,720,000 3,4 San Bernardino, CA Joint Powers Financing Authority, Class A Certificates (Series 2005-243)           11,720,000
                    Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 2.200%, 2/7/2008
     14,000,000     San Diego County, CA Water Authority, (Series 2), 2.60% CP, Mandatory Tender 5/8/2008                 14,000,000
     14,500,000     San Diego County, CA Water Authority, (Series 2), 2.68% CP, Mandatory Tender 4/10/2008                14,500,000
     19,800,000     San Diego County, CA Water Authority, (Series 3), 2.62% CP, Mandatory Tender 5/9/2008                 19,800,000
     20,000,000     San Diego County, CA Water Authority, (Series 3), 3.45% CP, Mandatory Tender 3/11/2008                20,000,000
      5,000,000     San Diego County, CA Water Authority, (Series 3), 3.58% CP, Mandatory Tender 3/10/2008                 5,000,000
      6,000,000 3,4 San Diego County, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA             6,000,000
                    Insurance Corp. INS)/(Bank of New York LIQ), 4.000%, 2/7/2008
     10,000,000     San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC),           10,000,000
                    2.100%, 2/7/2008
     20,000,000     San Diego County, CA, (Series 2007A), 4.50% TRANs, 6/30/2008                                          20,071,157
     35,415,000 3,4 San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony                       35,415,000
                    Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 2.700%, 2/7/2008
      7,705,000 3,4 San Diego, CA Unified School District, (PT-3727) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,          7,705,000
                    Inc. LIQ), 2.230%, 2/7/2008
     11,810,000 3,4 San Francisco, CA City & County Airport Commission, (PT-3725) Weekly VRDNs (FGIC                      11,810,000
                    INS)/(Merrill Lynch & Co., Inc. LIQ), 3.400%, 2/7/2008
      4,340,000 3,4 San Francisco, CA City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/                     4,340,000
                    (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 2/7/2008
      7,000,000     San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 2.75% CP (BNP Paribas           7,000,000
                    SA LOC), Mandatory Tender 2/7/2008
      5,000,000     San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 3.50% CP (BNP Paribas           5,000,000
                    SA LOC), Mandatory Tender 3/5/2008
     20,000,000     San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point             20,000,000
                    Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 2.100%, 2/7/2008
     12,570,000 3,4 San Joaquin Hills, CA Transportation Corridor Agency, (Series 2006FR/RI-P59) Weekly VRDNs             12,570,000
                    (United States Treasury COL)/(Lehman Brothers Holdings, Inc. LIQ), 2.110%, 2/6/2008
      9,000,000     Santa Cruz County, CA Board of Eduation, 4.25% TRANs, 6/30/2008                                        9,019,562
     20,000,000     Sonoma County, CA, 4.00% TRANs, 10/17/2008                                                            20,095,795
    114,060,000     Southern California Public Power Authority (Power Projects), Refunding Revenue Bonds (Series         114,060,000
                    2007-1: Magnolia Power Project A) Weekly VRDNs (MBIA Insurance Corp. INS)/
                    (KBC Bank N.V. LIQ), 2.620%, 2/6/2008
     25,875,000     Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly         25,875,000
                    VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.200%, 2/7/2008
      2,195,000 3,4 Tahoe Truckee, CA Unified School District, MERLOTS (Series 2001-A72) Weekly VRDNs (MBIA                2,195,000
                    Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.490%, 2/6/2008
     26,800,000     Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical           26,800,000
                    Center)/(JPMorgan Chase Bank, N.A. LOC), 2.200%, 2/7/2008
      8,990,000 3,4 University of California, AUSTIN (Series 117) Weekly VRDNs (FSA INS)/(Bank of America N.A.             8,990,000
                    LIQ), 2.210%, 2/7/2008
     25,770,000     Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility)               25,770,000
                    Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 2.100%, 2/7/2008
     18,095,000     West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina,                 18,095,000
                    CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.080%, 2/6/2008
      2,930,000 3,4 William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA                 2,930,000
                    INS)/(Wells Fargo & Co. LIQ), 2.840%, 2/7/2008
                       TOTAL                                                                                           2,633,773,483
                    PUERTO RICO--7.8%
     13,505,000 3,4 Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),          13,505,000
                    2.230%, 2/7/2008
      8,330,000 3,4 Puerto Rico Electric Power Authority, (Series 2007 SGC 8) Weekly VRDNs (FGIC INS)/                     8,330,000
                    (Societe Generale, Paris LIQ), 5.020%, 2/7/2008
      5,000,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local           5,000,000
                    LIQ)/(Dexia Credit Local LOC), 2.220%, 2/7/2008
     17,800,000 3,4 Puerto Rico Highway and Transportation Authority, (Series 2007 FR/RI-P40W) Weekly VRDNs (FSA          17,800,000
                    INS)/(Lehman Brothers Holdings, Inc. LIQ), 2.090%, 2/6/2008
     12,160,000 3,4 Puerto Rico Highway and Transportation Authority, BB&T Floater Certificates (Series 2034)             12,160,000
                    Weekly VRDNs (MBIA Insurance Corp. INS)/(Branch Banking & Trust Co. LIQ), 2.950%, 2/7/2008
     17,247,500 3,4 Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2006-2057)             17,247,500
                    Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Morgan Stanley LIQs), 3.670%, 2/7/2008
      5,995,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 3.50% TOBs (FSA          5,995,000
                    INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 2/27/2008
     19,995,000 3,4 Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico           19,995,000
                    Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 2.230%,
                    2/7/2008
    118,805,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs             118,805,000
                    (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.250%, 2/7/2008
     16,500,000 3,4 Puerto Rico Sales Tax Financing Corp., ROCs (Series 11147Z) Weekly VRDNs (AMBAC                       16,500,000
                    INS)/(Citibank NA, New York LIQ), 3.780%, 2/7/2008
                       TOTAL                                                                                             235,337,500
                       TOTAL MUNICIPAL INVESTMENTS - 94.7%                                                             2,869,110,983
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES - NET - 5.3%6                                                        162,090,811
                       TOTAL NET ASSETS - 100%                                                                       $ 3,031,201,794


     On January 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $1,431,180,093, which represented 47.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $1,431,180,093, which represented 47.2% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as ammended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COL     --Collateralized
 COPs    --Certificates of Participation
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes





CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.6%1,2
                   CONNECTICUT--88.1%
  $    665,000     Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent     $     665,000
                   Living)/(HSBC Bank USA LOC), 2.130%, 2/6/2008
     4,100,000     Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard              4,100,000
                   LP)/(Bank of Montreal LOC), 2.190%, 2/6/2008
     2,000,000     Connecticut Development Authority, (Series 1999), 2.80% CP (New England Power Co.), Mandatory           2,000,000
                   Tender 4/7/2008
     1,460,000     Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A.         1,460,000
                   LOC), 2.270%, 2/7/2008
     4,970,000 3,4 Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International Airport)/(FGIC                   4,970,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.500%, 2/7/2008
     4,000,000     Connecticut State Bonds, 2.90%, 7/1/2008                                                                3,951,343
     4,845,000 3,4 Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),               4,845,000
                   2.400%, 2/7/2008
    13,000,000     Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 1.900%, 2/7/2008              13,000,000
     2,955,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton                 2,955,000
                   Hall)/(Allied Irish Banks PLC LOC), 2.180%, 2/7/2008
     5,170,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish          5,170,000
                   Banks PLC LOC), 2.180%, 2/7/2008
     6,835,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Children's School)/(Bank of New York LOC),             6,835,000
                   2.170%, 2/7/2008
     7,700,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC           7,700,000
                   LOC), 2.180%, 2/7/2008
     1,300,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A.           1,300,000
                   LOC), 2.200%, 2/6/2008
     2,395,000     Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A.          2,395,000
                   LOC), 2.100%, 2/7/2008
     2,750,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/                         2,750,000
                   (Wachovia Bank N.A. LOC), 2.170%, 2/7/2008
     4,995,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC),         4,995,000
                   2.100%, 2/7/2008
     5,000,000     Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/                         5,000,000
                   (TD Banknorth N.A. LOC), 2.060%, 2/6/2008
     5,000,000     Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Bank of Nova Scotia,        5,000,000
                   Toronto LOC), 2.200%, 2/7/2008
     4,500,000     Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC),        4,500,000
                   2.200%, 2/7/2008
     5,500,000     Connecticut State HEFA, (Series D) Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 1.880%,           5,500,000
                   2/1/2008
     1,245,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 2.250%,         1,245,000
                   2/6/2008
     9,500,000     Connecticut State HEFA, (Series J) Daily VRDNs (Quinnipiac University)/(MBIA Insurance Corp.            9,500,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.550%, 2/1/2008
       380,000     Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC),            380,000
                   2.150%, 2/7/2008
     2,500,000     Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC),             2,500,000
                   2.290%, 2/6/2008
    16,190,000 3,4 Connecticut State HEFA, ROCs (Series 9178) Weekly VRDNs (Yale University)/(Citigroup, Inc. LIQ),       16,190,000
                   2.260%, 2/7/2008
     4,780,000 3,4 Connecticut State HFA, (PT-3628) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008         4,780,000
     9,010,000 3,4 Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman Brothers Holdings, Inc.             9,010,000
                   LIQ), 2.210%, 2/6/2008
     5,590,000     Connecticut State HFA, (Subseries B-2) Weekly VRDNs (AMBAC INS)/(DePfa Bank PLC LIQ), 2.400%,           5,590,000
                   2/7/2008
     4,945,000 3,4 Connecticut State Transportation Infrastructure Authority, ROCs (Series 4068) Weekly VRDNs              4,945,000
                   (AMBAC INS)/(Citigroup, Inc. LIQ), 3.760%, 2/7/2008
     4,815,000 3,4 Connecticut State, AUSTIN Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A.             4,815,000
                   LIQ), 2.240%, 2/7/2008
     3,170,000 3,4 Connecticut State, GS Trust (Series 2006-75) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc.        3,170,000
                   LIQ), 2.700%, 2/7/2008
     6,585,000 3,4 Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JP Morgan Chase & Co. LIQ), 2.250%,               6,585,000
                   2/7/2008
     6,865,000 3,4 Connecticut State, PUTTERs (Series 1550) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.250%,          6,865,000
                   2/7/2008
     1,950,000     Glastonbury, CT, 3.50% BANs, 5/15/2008                                                                  1,951,305
     1,500,000     Groton Township, CT, (Series B), 3.75% BANs, 10/29/2008                                                 1,503,753
     4,000,000     Guilford, CT, 3.875% BANs, 9/23/2008                                                                    4,009,297
     2,600,000     Kent, CT, 3.25% BANs, 9/18/2008                                                                         2,605,564
     2,665,000     Milford, CT, 3.60% BANs, 5/2/2008                                                                       2,666,439
     5,950,000     New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),            5,950,000
                   4.250%, 2/6/2008
     6,600,000     New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),             6,600,000
                   4.250%, 2/6/2008
     5,010,000     New Haven, CT, (Series 2002A), 2.60% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory            5,010,000
                   Tender 5/8/2008
     5,000,000     New Haven, CT, (Series 2002A), 2.90% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory            5,000,000
                   Tender 2/1/2008
     4,860,000     Norwich, CT, 3.25% BANs, 9/17/2008                                                                      4,870,393
     2,800,000     Regional School District No. 4, CT, 4.00% BANs, 4/8/2008                                                2,801,490
     1,000,000     Seymour, CT, 4.25% BANs, 8/14/2008                                                                      1,002,928
     3,590,000     Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A.          3,590,000
                   LOC), 2.220%, 2/7/2008
     4,800,000     Shelton, CT, 4.00% BANs, 10/23/2008                                                                     4,820,840
     7,000,000     South Central CT Regional Water Authority, 3.375% BANs, 4/8/2008                                        7,006,692
     2,000,000     Tolland, CT, 4.00% BANs, 9/12/2008                                                                      2,004,726
     4,000,000     Waterbury, CT, 4.50% BANs, 9/3/2008                                                                     4,019,736
     1,825,000 3,4 Weston, CT, ROCs (Series 6501) Weekly VRDNs (Citigroup, Inc. LIQ), 2.260%, 2/7/2008                     1,825,000
                      TOTAL                                                                                              231,904,506
                   PUERTO RICO--11.5%
     2,400,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1780P) Weekly VRDNs (Assured Guaranty Corp.                2,400,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 2/7/2008
     3,450,000 3,4 Puerto Rico Commonwealth Infrastructure Financing Authority, MERLOTS (Series 2007-C98) Weekly           3,450,000
                   VRDNs (FGIC INS)/(Bank of New York LIQ), 3.640%, 2/6/2008
       305,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              305,000
                   Inc. LIQ), 2.210%, 2/6/2008
     7,375,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA          7,375,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.540%, 2/6/2008
     5,405,000 3,4 Puerto Rico Municipal Finance Agency, (PT-3326) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia            5,405,000
                   Credit Local LOC), 3.000%, 2/7/2008
     8,250,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa         8,250,000
                   Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.250%, 2/7/2008
     3,000,000 3,4 Puerto Rico Sales Tax Financing Corp., ROCs (Series 11146Z) Weekly VRDNs (AMBAC INS)/(Citibank          3,000,000
                   NA, New York LIQ), 3.780%, 2/7/2008
                      TOTAL                                                                                               30,185,000
                      TOTAL MUNICIPAL INVESTMENTS-- 99.6%                                                                262,089,506
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.4%6                                                           1,105,738
                      TOTAL NET ASSETS - 100%                                                                          $ 263,195,244

     Securities that are subject to the federal alternative minimum tax (AMT) represent 11.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     99.2%                                         0.8%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $98,185,000, which represented 37.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $98,185,000, which represented 37.3% of total net assets.

5    Also represent cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 VRDNs   --Variable Rate Demand Notes








FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  SHORT-TERM MUNICIPALS--99.7%1,2
                  ALABAMA--4.4%
  $ 1,000,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC            $   1,000,000
                  INS)/(J.P. Morgan Chase & Co. LIQ), 2.900%, 2/7/2008
    7,000,000     Birmingham, AL Medical Clinic Board, (Series 1991), Weekly VRDNs (University of Alabama Health           7,000,000
                  System)/(SunTrust Bank LOC), 2.120%, 2/6/2008
                     TOTAL                                                                                                 8,000,000
                  ALASKA--1.0%
    1,900,000     Valdez, AK Marine Terminal, (Series 2003B), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP          1,900,000
                  PLC), 1.800%, 2/1/2008
                  ARIZONA--0.5%
    1,000,000     Phoenix, AZ IDA, (Series 2000),  Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 2.140%,             1,000,000
                  2/6/2008
                  CALIFORNIA--2.5%
    1,800,000     California State, 4.00% RANs, 6/30/2008                                                                  1,804,563
    2,755,000 3,4 Golden State Tobacco Securitization Corp., CA, (MT-400), Weekly VRDNs (Merrill Lynch & Co., Inc.         2,755,000
                  LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.600%, 2/7/2008
                     TOTAL                                                                                                 4,559,563
                  COLORADO--1.7%
    3,100,000     Triview, CO Metropolitan District, 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender           3,100,000
                  11/1/2008
                  CONNECTICUT--2.1%
    3,780,000     South Central CT Regional Water Authority, 3.375% BANs, 4/8/2008                                         3,783,614
                  FLORIDA--2.5%
    1,500,000     Gainesville, FL Utilities Systems, (1992 Series B), 7.50% Bonds, 10/1/2008                               1,538,798
    3,100,000 3,4 South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health         3,100,000
                  System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
                     TOTAL                                                                                                 4,638,798
                  ILLINOIS--1.5%
    1,300,000 3,4 Chicago, IL Board of Education, ROCs (Series 3075), Weekly VRDNs (FSA INS)/                              1,300,000
                  (Citigroup, Inc. LIQ), 2.290%, 2/7/2008
    1,435,000     Illinois Housing Development Authority, (2007 Subseries H-1), 3.45% TOBs, Mandatory Tender               1,435,000
                  10/1/2008
                     TOTAL                                                                                                 2,735,000
                  INDIANA--0.8%
    1,390,000     St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/                      1,390,000
                  (National City Bank LOC), 2.310%, 2/7/2008
                  IOWA--0.2%
      290,000     Iowa State, 4.00% TRANs, 6/30/2008                                                                         290,876
                  MAINE--1.6%
    1,500,000     Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00% Bonds        1,501,188
                  (AMBAC INS), 7/1/2008
    1,336,000     Westbrook, ME, 4.00% BANs, 6/30/2008                                                                     1,337,758
                     TOTAL                                                                                                 2,838,946
                  MARYLAND--1.3%
    2,185,000     Maryland State Economic Development Corp., (Series 2006B), Weekly VRDNs (eMerge, Inc.)/(PNC Bank,        2,185,000
                  N.A. LOC), 2.780%, 2/1/2008
      100,000     Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/                  100,000
                  (Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
                     TOTAL                                                                                                 2,285,000
                  MICHIGAN--12.2%
    1,985,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA         1,985,000
                  INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008
       80,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA             80,000
                  INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008
    1,000,000     Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial         1,000,000
                  Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.240%, 2/7/2008
    8,000,000     Livonia, MI Economic Development Corp., (Series 2007), Weekly VRDNs (Madonna                             8,000,000
                  University)/(RBS Citizens Bank N.A. LOC), 2.820%, 2/1/2008
    3,300,000     Michigan Higher Education Facilities Authority, (Series 2007B), Weekly VRDNs (Calvin                     3,300,000
                  College)/(JPMorgan Chase Bank, N.A. LOC), 2.800%, 2/1/2008
    2,800,000     Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati        2,800,000
                  LOC), 2.230%, 2/6/2008
    1,000,000     Michigan State Housing Development Authority, (Series 2002A), Weekly VRDNs (Ponds Taylor Limited         1,000,000
                  Dividend Housing Association LLC)/(FNMA LOC), 2.090%, 2/7/2008
    4,000,000     Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/                  4,000,000
                  (Comerica Bank LOC), 2.220%, 2/7/2008
                     TOTAL                                                                                                22,165,000
                  MINNESOTA--8.5%
    2,900,000     Hopkins, MN ISD No. 270, 4.00% TANs (GTD by Minnesota State), 9/4/2008                                   2,903,793
    3,945,000     Minneapolis, MN Health Care System, (Series 2005A), Weekly VRDNs (Fairview Health                        3,945,000
                  Services)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.050%, 2/6/2008
    6,000,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs           6,000,000
                  (FGIC INS)/(Societe Generale, Paris LIQ), 3.500%, 2/6/2008
    1,070,000     Southland, MN ISD No.500, (Series 2007A), 4.25% TANs (GTD by Minnesota State), 8/28/2008                 1,072,762
    1,450,000     St. Cloud, MN ISD No. 742, (Series 2007B), 4.25% TANs (GTD by Minnesota State), 8/30/2008                1,453,820
                     TOTAL                                                                                                15,375,375
                  MISSISSIPPI--1.9%
    3,500,000     Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade                  3,500,000
                  LLC)/(Regions Bank, Alabama LOC), 2.250%, 2/7/2008
                  MULTI STATE--5.5%
    1,565,051 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle             1,565,051
                  Bank, N.A. LOC), 2.400%, 2/7/2008
    1,915,000 3,4 Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50), Weekly VRDNs (GNMA          1,915,000
                  COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 2.320%, 2/7/2008
    1,410,000 3,4 JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P), Weekly VRDNs (GTD by Texas PSFG                      1,410,000
                  Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United
                  States Treasury PRFs), 2.800%, 2/7/2008
    1,945,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FGIC, FSA,         1,945,000
                  MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008
      280,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch &             280,000
                  Co., Inc. LIQ), 2.350%, 2/7/2008
    2,825,000 3,4 TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA Insurance Corp. INS)/(GTD by                2,825,000
                  Bayerische Landesbank LIQ), 2.700%, 2/7/2008
                     TOTAL                                                                                                 9,940,051
                  OHIO--14.2%
    4,840,000     Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A.             4,840,000
                  LOC), 2.250%, 2/7/2008
    1,525,000     Bexley, OH, 3.80% BANs, 5/1/2008                                                                         1,525,000
    1,000,000     Columbus, OH City School District, 3.75% BANs, 12/11/2008                                                1,004,986
    3,195,000     Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western          3,195,000
                  Reserve)/(Fifth Third Bank, Cincinnati LOC), 2.300%, 2/7/2008
    3,670,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II), Weekly VRDNs (W.O. Walker Center,              3,670,000
                  Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 6.500%, 2/7/2008
    5,730,000     Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC),          5,730,000
                  2.250%, 2/7/2008
    3,840,000     Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes,              3,840,000
                  Inc.)/(Key Bank, N.A. LOC), 2.300%, 2/6/2008
    1,945,000     Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003),         1,945,000
                  Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.260%, 2/7/2008
                     TOTAL                                                                                                25,749,986
                  OKLAHOMA-4.7%
    8,640,000 3,4 Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa                   8,640,000
                  International Airport), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                  3.100%, 2/7/2008
                  PENNSYLVANIA--10.6%
      865,000     Allegheny County, PA IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center                               865,000
                  Associates)/(National City Bank LOC), 2.220%, 2/7/2008
      825,000     Allegheny County, PA IDA, (Series A of 1997), Weekly VRDNs (Jewish Community Center)/                      825,000
                  (National City Bank LOC), 2.310%, 2/7/2008
    3,000,000     Beaver County, PA IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/                     3,000,000
                  (Royal Bank of Scotland PLC, Edinburgh LOC), 2.170%, 2/6/2008
    5,000,000     Bucks County, PA IDA, (Series 2007A), Weekly VRDNs (Pennswood Village)/(Bank of America N.A.             5,000,000
                  LOC), 2.160%, 2/7/2008
    2,500,000     Bucks County, PA IDA, (Series 2007B), Weekly VRDNs (Pennswood Village)/(Bank of America N.A.             2,500,000
                  LOC), 2.160%, 2/7/2008
    1,500,000     Chester County, PA Intermediate Unit, (Series 2003), Weekly VRDNs (PNC Bank, N.A. LOC), 2.320%,          1,500,000
                  2/7/2008
      200,000     Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania            200,000
                  LOC), 2.830%, 2/1/2008
    4,100,000     Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-            4,100,000
                  Chester Medical Center)/(KBC Bank N.V. LOC), 2.880%, 2/6/2008
    1,200,000 3,4 Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly          1,200,000
                  VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 2.950%, 2/7/2008
                     TOTAL                                                                                                19,190,000
                  TENNESSEE--1.2%
    2,200,000     Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series           2,200,000
                  D10-B), Daily VRDNs (Roane, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 6.000%,
                  2/1/2008
                  TEXAS--16.9%
    1,400,000     Denton, TX ISD, (Series 1996B), 3.75% TOBs (GTD by Texas PSFG Program)/(GTD by WestLB AG LIQ),           1,400,000
                  Optional Tender 8/15/2008
    7,000,000     Harris County, TX HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX),            7,000,000
                  2.150%, 2/7/2008
    6,335,000 3,4 Harris County, TX, ROCs (Series 4056), Weekly VRDNs (Citigroup, Inc. LIQ), 2.280%, 2/7/2008              6,335,000
    6,050,000 3,4 Lower Colorado River Authority, TX, (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/                           6,050,000
                  (Wachovia Bank N.A. LIQ), 2.360%, 2/6/2008
    1,000,000     Round Rock ISD, TX Bonds (GTD by Texas PSFG Program), 2/15/2008                                            998,619
    3,840,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.70% TOBs (FSA INS)/(Wachovia         3,840,000
                  Bank N.A. LIQ), Optional Tender 2/20/2008
    1,000,000 3,4 Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia              1,000,000
                  Credit Local LIQ), 2.350%, 2/7/2008
    2,200,000 3,4 Texas State Transportation Commission, PUTTERs (Series 2481), Weekly VRDNs (Texas State)/(PNC            2,200,000
                  Bank, N.A. LIQ), 2.250%, 2/7/2008
    1,900,000 3,4 Texas State Transportation Commission, PUTTERs (Series 2490), Weekly VRDNs (Texas                        1,900,000
                  State)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
                     TOTAL                                                                                                30,723,619
                  WASHINGTON--1.1%
    2,095,000 3,4 Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),          2,095,000
                  2.510%, 2/6/2008
                  WEST VIRGINIA--2.8%
    5,155,000     Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/                           5,155,000
                  (Huntington National Bank, Columbus, OH LOC), 2.450%, 2/7/2008
                     TOTAL MUNICIPAL INVESTMENTS-99.7%                                                                   181,255,828
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES---NET---0.3%6                                                              578,834
                     TOTAL NET ASSETS---100%                                                                           $ 181,834,662

     At January 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                           SECOND TIER
     100.0%                               0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $59,420,051, which represented 32.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $59,420,051, which represented 32.7% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note:          The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDFA    --Industrial Development Finance Authority
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PRF     --Prerefunded
 PSFG    --Permanent School Fund Guarantee
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    -- Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Option Certificates
 TOPS    -- Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes








FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.6%1,2
                   ALABAMA--0.3%
  $  1,000,000     Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.),       $   1,000,000
                   2.170%, 2/6/2008
                   FLORIDA--83.6%
     9,920,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), 3.85% TOBs (Tampa Bay,         9,920,000
                   FL Water Utility System)/(FGIC INS)/(Bank of America N.A. LIQ), Optional Tender 5/22/2008
    13,000,000 3,4 Alachua County, FL Health Facilities Authority, (PT-3956) Weekly VRDNs (Shands                         13,000,000
                   Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008
    10,000,000 3,4 Brevard County, FL Health Facilities Authority, (PA-1342) Weekly VRDNs (Health First, Inc.)/           10,000,000
                   (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008
     5,000,000     Brevard County, FL School District, (Series 2007), 3.60% TANs, 6/30/2008                                5,004,414
    13,175,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 2007-49) Weekly VRDNs (State Street        13,175,000
                   Bank and Trust Co. LIQ), 2.320%, 2/7/2008
     1,250,000     Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A.        1,250,000
                   LOC), 2.290%, 2/7/2008
     7,815,000 3,4 Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/                               7,815,000
                   (Lehman Brothers Holdings, Inc. LIQ), 2.210%, 2/7/2008
     1,075,000 3,4 Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank        1,075,000
                   of America N.A. LIQ), 2.280%, 2/7/2008
     5,705,000     Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box                     5,705,000
                   Corp.)/(Regions Bank, Alabama LOC), 2.400%, 2/7/2008
     1,500,000     Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago,         1,500,000
                   IL LOC), 2.180%, 2/6/2008
     8,520,000     Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 2.280%,          8,520,000
                   2/7/2008
     7,000,000     Florida Higher Educational Facilities Financing Authority, (Series 2006) Weekly VRDNs                   7,000,000
                   (Jacksonville University Project)/(Regions Bank, Alabama LOC), 2.150%, 2/7/2008
     5,385,000 3,4 Florida Housing Finance Corp., MERLOTS (Series 2007-C64) Weekly VRDNs (Bank of New York LIQ),           5,385,000
                   2.290%, 2/6/2008
     6,550,000 3,4 Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ),         6,550,000
                   2.290%, 2/6/2008
    15,315,000 3,4 Florida Housing Finance Corp., PUTTERs (Series 2258) Weekly VRDNs (JPMorgan Chase Bank, N.A.           15,315,000
                   LIQ), 2.300%, 2/7/2008
     2,445,000     Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-            2,445,000
                   Seven)/(Citibank NA, New York LOC), 2.210%, 2/6/2008
     7,940,000 3,4 Florida State Board of Education Lottery, (PT-1527) Weekly VRDNs (FGIC INS)/(KBC Bank N.V. LIQ),        7,940,000
                   2.300%, 2/7/2008
     2,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.),        2,500,000
                   3.240%, 2/6/2008
     4,100,000     Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 3.50% TOBs (Signature            4,100,000
                   Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008
     2,574,000 3,4 Hillsborough County, FL Aviation Authority, (Series 2004-1060) Weekly VRDNs (Tampa International        2,574,000
                   Airport)/(AMBAC INS)/(Morgan Stanley LIQ), 2.420%, 2/7/2008
     3,935,000 3,4 Hillsborough County, FL Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa               3,935,000
                   International Airport)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008
     8,790,000     Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/                        8,790,000
                   (Citibank NA, New York LOC), 2.300%, 2/6/2008
     5,500,000     Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 2.500%,         5,500,000
                   2/7/2008
       840,000     Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs (VIGO Importing Co. Project)/(Bank          840,000
                   of America N.A. LOC), 2.250%, 2/6/2008
     7,565,500 3,4 Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019) Weekly VRDNs             7,565,500
                   (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.670%, 2/7/2008
    11,285,000 3,4 Hillsborough County, FL Port District, (MT-101) Weekly VRDNs (Tampa, FL Port Authority)/ (MBIA         11,285,000
                   Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.700%, 2/7/2008
     2,400,000     Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries,                     2,400,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.350%, 2/7/2008
    10,200,000     JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs (KBC Bank N.V. LIQ), 1.870%, 2/6/2008       10,200,000
     5,140,000 3,4 Jacksonville, FL HFA, PUTTERs (Series 2360) Weekly VRDNs (GNMA COL)/(J.P. Morgan Chase & Co.            5,140,000
                   LIQ), 2.300%, 2/7/2008
     2,700,000     Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.),           2,700,000
                   3.290%, 2/7/2008
     9,350,000 3,4 Jacksonville, FL Sales Tax, MuniTOPS (Series 2003-6) Weekly VRDNs (MBIA Insurance Corp.                 9,350,000
                   INS)/(Bank of America N.A. LIQ), 2.55%, 2/7/2008
    16,895,000 3,4 Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11) Weekly VRDNs (MBIA Insurance Corp.          16,895,000
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.050%, 2/6/2008
       775,000     Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama             775,000
                   LOC), 2.500%, 2/7/2008
     1,750,000     Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/(Wachovia Bank N.A. LOC),         1,750,000
                   2.920%, 2/1/2008
     2,465,000 3,4 Miami-Dade County, FL Aviation, PUTTERs (Series 1447) Weekly VRDNs (CIFG NA INS)/ (JPMorgan             2,465,000
                   Chase Bank, N.A. LIQ), 2.300%, 2/7/2008
     9,640,000     Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services,              9,640,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.230%, 2/6/2008
     1,600,000     Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking &           1,600,000
                   Trust Co. LOC), 2.380%, 2/7/2008
     8,750,000     Miami-Dade County, FL Water & Sewer Authority, (Series 2005) Weekly VRDNs (FSA INS)/ (JPMorgan          8,750,000
                   Chase Bank, N.A. LIQ), 2.220%, 2/7/2008
    12,900,000 3,4 Miami-Dade County, FL, ROCs (Series 387), 3.75% TOBs (FGIC INS)/(Citibank NA, New York LIQ),           12,900,000
                   Optional Tender 3/20/2008
     5,430,000     Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990) Weekly VRDNs        5,430,000
                   (Wachovia Bank N.A. LOC), 2.320%, 2/6/2008
     2,405,000     Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd)/ (Bank of              2,405,000
                   America N.A. LOC), 2.500%, 2/6/2008
     7,315,000 3,4 Orange County, FL HFA, MERLOTS (Series 2007C-48) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ),        7,315,000
                   2.290%, 2/6/2008
     5,000,000     Orlando, FL Utilities Commission, (Series 1996A), 4.10% TOBs, Mandatory Tender 10/1/2008                5,025,174
     3,620,000     Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 2.300%,        3,620,000
                   2/6/2008
     1,145,000     Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/               1,145,000
                   (Wachovia Bank N.A. LOC), 2.920%, 2/1/2008
       608,000     Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc.,            608,000
                   Project)/(Wachovia Bank N.A. LOC), 2.300%, 2/7/2008
    18,750,000 3,4 South Miami, FL Health Facilities Authority, (PA-1488) Weekly VRDNs (Baptist Health System of          18,750,000
                   South Florida)/(Merrill Lynch & Co., Inc. LIQ), 2.270%, 2/7/2008
     3,700,000     St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank,           3,700,000
                   N.A. LOC), 2.250%, 2/7/2008
     1,080,000     St. Lucie County, FL IDRB, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses Ltd.)/ (Wachovia Bank          1,080,000
                   N.A. LOC), 2.920%, 2/1/2008
    18,500,000     St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light            18,500,000
                   Co.), 1.980%, 2/1/2008
     3,300,000     Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica        3,300,000
                   Bank LOC), 2.300%, 2/6/2008
     3,250,000     Volusia County, FL HFA, (Series 2007 A) Weekly VRDNs (Cape Morris Cove LLP)/                            3,250,000
                   (Washington Mutual Bank LOC), 6.000%, 2/6/2008
     1,700,000     Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC),         1,700,000
                   2.400%, 2/6/2008
                      TOTAL                                                                                              329,082,088
                   INDIANA--0.4%
     1,000,000     Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.),            1,000,000
                   2.490%, 2/6/2008
       795,000     Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC),              795,000
                   2.450%, 2/7/2008
                      TOTAL                                                                                                1,795,000
                   MARYLAND--0.2%
       700,000     Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust            700,000
                   Co. LOC), 2.380%, 2/7/2008
                   MASSACHUSETTS--0.6%
     2,450,000     Massachusetts IFA, (Series 1992B), 2.97% CP (New England Power Co.), Mandatory Tender 2/5/2008          2,450,000
                   MULTI STATE--3.1%
     9,995,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi state AMT)/(Series 2007-52) Weekly VRDNs (State            9,995,000
                   Street Bank and Trust Co. LIQ), 2.350%, 2/7/2008
     1,180,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA,         1,180,000
                   MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.750%, 2/7/2008
     1,175,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch &           1,175,000
                   Co., Inc. LIQ), 2.350%, 2/7/2008
                      TOTAL                                                                                               12,350,000
                   NEW HAMPSHIRE--0.3%
     1,000,000     New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 2.85% CP (New England Power        1,000,000
                   Co.), Mandatory Tender 4/3/2008
                   NEW JERSEY--9.2%
     1,049,000     Absecon, NJ, 4.00% BANs, 5/2/2008                                                                       1,049,538
     1,580,000     Barrington, NJ, (Series 2007B), 4.00% BANs, 8/14/2008                                                   1,581,047
     2,000,000     Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009                                                   2,004,143
     3,496,014     Boonton Township, NJ, 3.00% BANs, 1/23/2009                                                             3,506,619
     1,908,000     Commercial, NJ, 3.80% BANs, 11/28/2008                                                                  1,910,256
     2,000,000     Franklin Township, Hunterdon County, NJ, 3.75% BANs, 9/26/2008                                          2,008,235
     5,000,000     Hoboken, NJ, 3.75% TANs, 8/29/2008                                                                      5,009,859
     1,890,000     Manalapan Township, NJ, 4.25% BANs, 2/8/2008                                                            1,890,158
     3,015,350     Ridgefield, NJ, 4.00% BANs, 8/1/2008                                                                    3,021,577
     1,857,450     Spring Lake Boro, NJ, 3.90% BANs, 10/17/2008                                                            1,861,246
     3,627,100     Union Beach, NJ, 4.125% BANs, 7/11/2008                                                                 3,630,540
     1,963,000     Union Township, NJ, 4.25% BANs, 8/8/2008                                                                1,967,378
     1,523,000     Washington Township, NJ (Warren County), 4.00% BANs, 8/15/2008                                          1,525,602
     2,823,076     West Paterson, NJ, 4.25% BANs, 7/18/2008                                                                2,828,586
     2,503,645     Woodbury, NJ, (Series 2007B), 3.80% BANs, 9/23/2008                                                     2,506,761
                      TOTAL                                                                                               36,301,545
                   NEW YORK--0.6%
       300,000     Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank               300,000
                   LOC), 2.470%, 2/6/2008
     1,200,000     Plainview-Old Bethpage, NY CSD, 4.25% BANs, 8/1/2008                                                    1,202,584
       760,000     Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/                         760,000
                   (JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008
                      TOTAL                                                                                                2,262,584
                   SOUTH CAROLINA--0.5%
     2,000,000     South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 2.49%, 2/6/2008          2,000,000
                   WEST VIRGINIA--0.8%
     3,000,000     Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.53% CP          3,000,000
                   (Virginia Electric & Power Co.), Mandatory Tender 2/11/2008
                      TOTAL MUNICIPAL INVESTMENTS -99.6%                                                                 391,941,217
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --NET -0.4%6                                                            1,660,417
                      TOTAL NET ASSETS -100%                                                                           $ 393,601,634

     Securities that are subject to the federal alternative minimum tax (AMT) represent 58.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     93.4%                                          6.6%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $200,699,500 which represented 51.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $200,699,500 which represented 51.0% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:
 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 CSD     --Central School District
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB(s) --Industrial Development Revenue Bond(s)
 IFA     --Industrial Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCR     --Pollution Control Revenue
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes







GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--104.8%1,2
                   GEORGIA--104.8%
  $ 19,995,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15) Weekly VRDNs (Fulton       $   19,995,000
                   County, GA Water & Sewage System)/(FGIC INS)/(Bank of America N.A. LIQ), 3.200%, 2/7/2008
     2,060,000     Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services,                  2,060,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.400%, 2/7/2008
       500,000     Athens-Clarke County, GA IDA, (Series 1997) Weekly VRDNs (Armagh Capital Resource                         500,000
                   LLC)/(Wachovia Bank N.A. LOC), 2.320%, 2/7/2008
     3,535,000     Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation,                   3,535,000
                   Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008
    16,000,000     Atlanta, GA Airport General Revenue, (Series 2005A-1), 2.95% CP (GTD by Bayerische Landesbank,         16,000,000
                   Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender
                   5/8/2008
     7,895,000 3,4 Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia         7,895,000
                   Bank N.A. LIQ), 2.410%, 2/6/2008
     9,000,000     Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 2.90% CP (GTD by             9,000,000
                   Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A.
                   LOCs), Mandatory Tender 5/8/2008
     9,065,000     Atlanta, GA Water & Wastewater, (Series 2001 B) Weekly VRDNs (FSA INS)/(Dexia Credit Local              9,065,000
                   LIQ), 2.450%, 2/7/2008
    37,795,000     Atlanta, GA Water & Wastewater, (Series 2006), 2.95% CP (Bank of America N.A., Dexia Credit            37,795,000
                   Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender
                   9/15/2008
     8,470,000     Atlanta, GA Water & Wastewater, (Series 2006), 3.35% CP (Bank of America N.A., Dexia Credit             8,470,000
                   Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender
                   7/29/2008
     4,520,000 3,4 Atlanta, GA Water & Wastewater, Variable Rate Certificates (Series 2002A) Weekly VRDNs (MBIA            4,520,000
                   Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.200%, 2/7/2008
     5,620,000 3,4 Atlanta, GA, ROCs (Series 2166) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ),          5,620,000
                   2.530%, 2/7/2008
     1,350,000     Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing          1,350,000
                   Development)/(FNMA LOC), 2.250%, 2/7/2008
     8,400,000     Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at               8,400,000
                   Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 2/7/2008
     5,215,000 3,4 Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA          5,215,000
                   COL)/(Bank of New York LIQ), 2.290%, 2/6/2008
    30,570,000 3,4 Atlanta, GA, Urban Residential Finance Authority, PUTTERs (Series 2257) Weekly VRDNs (GNMA             30,570,000
                   COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008
    25,300,000     Bartow County, GA IDA, (First Series 2007) Daily VRDNs (Georgia Power Co.), 1.880%, 2/1/2008           25,300,000
     3,080,000     Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of               3,080,000
                   Middle Georgia, Inc.)/(Bank of America N.A. LOC), 2.150%, 2/7/2008
     5,440,000     Bibb County, GA Development Authority, (Series 2007) Weekly VRDNs (Covenant Academy,                    5,440,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.250%, 2/7/2008
     1,079,000     Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Epworth by            1,079,000
                   the Sea, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.250%, 2/7/2008
     3,000,000     Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Innovative            3,000,000
                   Foam Products LLC)/(Columbus Bank and Trust Co., GA LOC), 2.300%, 2/7/2008
     5,400,000     Burke County, GA Development Authority, (Series 2006B-2), 3.50% CP (Oglethorpe Power                    5,400,000
                   Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 2/5/2008
     5,000,000     Burke County, GA Development Authority, (Series 2006B-3), 3.00% CP (Oglethorpe Power                    5,000,000
                   Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 2/6/2008
    20,000,000 3,4 Burke County, GA Development Authority, (Series 2008 FR/RI-F1W) Weekly VRDNs (Georgia Power            20,000,000
                   Co.)/(Lehman Brothers Holdings, Inc. SWP), 2.200%, 2/6/2008
    10,000,000     Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments                10,000,000
                   LLC)/(Regions Bank, Alabama LOC), 2.400%, 2/7/2008
     6,900,000 3,4 Cherokee County, GA Water & Sewer Authority, MERLOTS (Series 2000 A23), 3.70% TOBs (MBIA                6,900,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
     1,500,000     Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly           1,500,000
                   VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008
     8,330,000     Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds             8,330,000
                   Ventures LLC)/(FNMA LOC), 2.250%, 2/7/2008
     7,970,000     Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs                7,970,000
                   (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 2.340%, 2/7/2008
     5,485,000     Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place                        5,485,000
                   Apartments)/(Regions Bank, Alabama LOC), 2.280%, 2/7/2008
     4,235,000     Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian                4,235,000
                   Association of Cobb County, GA, Inc.)/(SunTrust Bank LOC), 2.280%, 2/7/2008
     1,000,000     Cobb County, GA Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.),            1,000,000
                   2.490%, 2/6/2008
     8,000,000     Cobb County, GA Housing Authority, (Series 2003) Weekly VRDNs (Woodchase Village                        8,000,000
                   Apartments)/(Regions Bank, Alabama LOC), 2.960%, 2/7/2008
    11,300,000     Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/                     11,300,000
                   (Wachovia Bank N.A. LOC), 2.340%, 2/7/2008
       400,000     Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co.,                       400,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 2.380%, 2/7/2008
     3,480,000     Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A) Weekly VRDNs (MBIA                  3,480,000
                   Insurance Corp. INS)/(SunTrust Bank LIQ), 4.500%, 2/6/2008
     8,900,000     Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006) Weekly          8,900,000
                   VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.250%, 2/7/2008
     4,000,000     Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc.,                4,000,000
                   GA)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     4,325,000     Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly VRDNs (Maine            4,325,000
                   Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 2.550%, 2/7/2008
     6,200,000     Columbus, GA IDA, (Series 2002) Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust         6,200,000
                   Co., GA LOC), 2.390%, 2/7/2008
    17,515,000     Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA                     17,515,000
                   INS)/(Wachovia Bank N.A. LIQ), 2.380%, 2/7/2008
     7,500,000     Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC),            7,500,000
                   2.400%, 2/7/2008
     5,265,000     Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center,                 5,265,000
                   Inc.)/(Bank of America N.A. LOC), 2.150%, 2/7/2008
       895,000     Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments                  895,000
                   LLC)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     1,250,000     Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing,             1,250,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     2,865,000     DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers,                2,865,000
                   Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     1,250,000     DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC),               1,250,000
                   2.190%, 2/6/2008
       800,000     DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society,             800,000
                   GA)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     2,225,000     DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's                   2,225,000
                   Clubs)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     7,000,000     DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School,                7,000,000
                   Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     2,300,000     DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child           2,300,000
                   Survival & Development, Inc.)/(SunTrust Bank LOC), 2.170%, 2/6/2008
    11,000,000     DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta                 11,000,000
                   Apartments)/(Bank of America N.A. LOC), 2.340%, 2/7/2008
     2,856,500 3,4 DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1906) Weekly VRDNs (FSA              2,856,500
                   INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008
     2,646,500 3,4 DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1907) Weekly VRDNs (FSA              2,646,500
                   INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008
     5,975,000 3,4 DeKalb County, GA Water & Sewer, Solar Eclipse (Series 2006-0074) Weekly VRDNs (FSA INS)/(U.S.          5,975,000
                   Bank, N.A. LIQ), 2.260%, 2/7/2008
     4,235,000     Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor               4,235,000
                   School)/(Regions Bank, Alabama LOC), 2.230%, 2/7/2008
     5,700,000     Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing,             5,700,000
                   Inc.)/(Bank of America N.A. LOC), 2.340%, 2/7/2008
     7,000,000     Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/                        7,000,000
                   (National City Bank LOC), 2.310%, 2/7/2008
     4,950,000     Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-               4,950,000
                   Products, Inc.)/(Wachovia Bank N.A. LOC), 2.400%, 2/7/2008
     6,900,000     Floyd County, GA Development Authority, (Series 2002) Weekly VRDNs (Darlington                          6,900,000
                   School)/(SunTrust Bank LOC), 2.250%, 2/7/2008
     2,175,000     Forsyth County, GA Development Authority, (Series 2002) Weekly VRDNs (Brama LLC)/                       2,175,000
                   (Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     4,620,000     Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs (Bosal                    4,620,000
                   Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.250%, 2/7/2008
    10,770,000 3,4 Fulton County, GA Building Authority, PUTTERs (Series 323) Weekly VRDNs (MBIA Insurance Corp.          10,770,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.500%, 2/7/2008
    10,395,000 3,4 Fulton County, GA Development Authority, (PA-1477) Weekly VRDNs (Catholic Health East)/(Merrill        10,395,000
                   Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008
     2,900,000     Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of                2,900,000
                   Medicine)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     4,300,000     Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's                   4,300,000
                   Clubs)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     5,700,000     Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School,                    5,700,000
                   Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008
       900,000     Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank           900,000
                   of America N.A. LOC), 2.150%, 2/7/2008
     2,500,000     Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian            2,500,000
                   School, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
     4,000,000     Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of         4,000,000
                   Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
     7,700,000     Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 2.950%, 2/15/2008                 7,700,000
     4,500,000     Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/                         4,500,000
                   (Columbus Bank and Trust Co., GA LOC), 2.270%, 2/7/2008
     1,745,000     Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square             1,745,000
                   Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 2.150%, 2/6/2008
     3,000,000     Gainesville & Hall County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Northeast                3,000,000
                   Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ),
                   3.400%, 2/6/2008
    37,500,000     Gainesville & Hall County, GA Hospital Authority, (Series 2007C) Weekly VRDNs (Northeast               37,500,000
                   Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ),
                   3.400%, 2/6/2008
     7,555,000     Gainesville & Hall County, GA Hospital Authority, (Series 2007D) Weekly VRDNs (Northeast                7,555,000
                   Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ),
                   3.400%, 2/6/2008
    16,100,000     Gainesville & Hall County, GA Hospital Authority, (Series 2007E) Weekly VRDNs (Northeast               16,100,000
                   Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ),
                   3.400%, 2/6/2008
     1,500,000     Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX,                1,500,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     2,000,000     Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University,                 2,000,000
                   Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008
       800,000     Gainesville, GA Redevelopment Authority, Downtown Developments, Ltd (Series 1987) Weekly VRDNs            800,000
                   (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC), 3.130%, 2/1/2008
       900,000     Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/                         900,000
                   (SunTrust Bank LOC), 2.190%, 2/6/2008
     2,750,000 3,4 Georgia State HFA, MERLOTS (Series 2001 A-106), 3.75% TOBs (Wachovia Bank N.A. LIQ), Optional           2,750,000
                   Tender 2/20/2008
    11,100,000 3,4 Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008        11,100,000
     7,500,000     Georgia State Road and Tollway Authority, 5.00% GANs, 6/1/2008                                          7,531,726
     4,980,000 3,4 Georgia State Road and Tollway Authority, PT-2019 Weekly VRDNs (GTD by Georgia State)/(KBC Bank         4,980,000
                   N.V. LIQ), 2.250%, 2/7/2008
     6,755,000 3,4 Georgia State Road and Tollway Authority, PUTTERs (Series 1788) Weekly VRDNs (MBIA Insurance            6,755,000
                   Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 2.500%, 2/7/2008
       995,000     Georgia State, (Series 1992B), 6.30% Bonds, 3/1/2008                                                      997,048
         5,000     Georgia State, (Series 1992B), 6.30% Bonds, 3/1/2008                                                        5,010
    10,125,000     Georgia State, (Series 2007E), 4.00% Bonds, 8/1/2008                                                   10,142,990
     6,100,000 3,4 Georgia State, (Series 2008 FR/RI-5KW) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ),               6,100,000
                   2.140%, 2/6/2008
     3,470,000     Georgia State, (Series A), 3.75% Bonds, 4/1/2008                                                        3,470,818
     5,480,000 3,4 Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 2.260%,                5,480,000
                   2/7/2008
       390,000 3,4 Georgia State, P-Floats (Series EC-1018) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%,            390,000
                   2/7/2008
    12,570,000 3,4 Georgia State, P-Floats (Series EC-1127) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%,         12,570,000
                   2/7/2008
    12,960,000 3,4 Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.250%,                12,960,000
                   2/7/2008
       330,000     Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams,                330,000
                   Jr.)/(Wachovia Bank N.A. LOC), 2.320%, 2/7/2008
     4,445,000     Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County,                 4,445,000
                   GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.120%, 2/6/2008
     1,600,000     Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management                   1,600,000
                   LLC)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     1,310,000     Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite,                        1,310,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     3,750,000     Gwinnett County, GA Development Authority, (Series 2007) Weekly VRDNs (Notre Dame Academy,              3,750,000
                   Inc.)/(Bank of North Georgia LOC), 2.250%, 2/7/2008
     1,000,000     Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System,          1,000,000
                   Inc.)/(FSA INS)/(SunTrust Bank LIQ), 2.110%, 2/6/2008
    24,700,000     Hall County & Gainesville, GA Hospital Authority, (Series 2007F) Weekly VRDNs (Northeast               24,700,000
                   Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank LIQ), 3.400%,
                   2/6/2008
     2,285,000     Hall County, GA School District, (Series B), 4.50% Bonds (GTD by Georgia State), 11/1/2008              2,304,048
       380,000     Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC),                380,000
                   2.320%, 2/7/2008
     2,500,000     Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co.                2,500,000
                   LLC)/(Regions Bank, Alabama LOC), 2.240%, 2/7/2008
    22,000,000     Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista                         22,000,000
                   Apartments)/(FNMA LOC), 2.290%, 2/7/2008
     3,630,000     La Grange, GA Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly              3,630,000
                   VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 2/7/2008
     3,465,000     La Grange, GA Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly              3,465,000
                   VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 2/7/2008
     2,830,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.60% TOBs (Lee's Crossing Project                         2,830,000
                   Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 4/30/2008
     2,650,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.60% TOBs (Lee's Crossing Project                         2,650,000
                   Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 4/30/2008
     5,500,000     Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co.,              5,500,000
                   Inc.)/(U.S. Bank, N.A. LOC), 2.320%, 2/7/2008
     7,770,000 3,4 Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet                    7,770,000
                   Apartments)/(General Electric Capital Corp. LOC), 2.280%, 2/6/2008
     6,095,000 3,4 Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (FGIC INS)/(Dexia Credit         6,095,000
                   Local LIQ), 2.750%, 2/7/2008
    24,510,000 3,4 Metropolitan Atlanta Rapid Transit Authority, GA, PUTTERs (Series 2036) Weekly VRDNs (FGIC             24,510,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 2.900%, 2/7/2008
     5,995,000 3,4 Metropolitan Atlanta Rapid Transit Authority, GA, ROCs (Series 8071) Weekly VRDNs (FSA                  5,995,000
                   INS)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008
       867,000     Milledgeville & Baldwin County, GA Development Authority, (Series 2000) Weekly VRDNs (Vernay              867,000
                   Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 2.340%, 2/7/2008
    10,000,000     Monroe County, GA Development Authority, (2nd Series 1995), 3.76% TOBs (Georgia Power Co.),            10,000,000
                   Mandatory Tender 7/1/2008
    10,000,000     Montgomery County, GA Development Authority, (Series 2007) Weekly VRDNs (Brewton Parker                10,000,000
                   College, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.250%, 2/7/2008
     2,500,000     Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA INS)/(Dexia Credit           2,500,000
                   Local LIQ), 1.950%, 2/6/2008
    24,310,000     Municipal Electric Authority of Georgia, Project One BANs (Series 1998), 2.83% CP (GTD by              24,310,000
                   Bayerische Landesbank, Wachovia Bank N.A. and WestLB AG LOCs), Mandatory Tender 4/7/2008
     4,290,000     Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/                     4,290,000
                   (Columbus Bank and Trust Co., GA LOC), 2.300%, 2/7/2008
     1,400,000     Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC),           1,400,000
                   2.120%, 2/6/2008
     2,030,000     Paulding County, GA School District, 5.00% Bonds (GTD by Georgia State), 8/1/2008                       2,046,267
     1,170,000     Paulding County, GA, Courthouse - Government Complex (Series 2007), 4.00% Bonds (FGIC INS),             1,170,000
                   2/1/2008
     2,000,000     Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank          2,000,000
                   of America N.A. LOC), 2.250%, 2/6/2008
    23,000,000     Private Colleges & Universities Facilities of GA, 2.80% CP (Emory University), Mandatory Tender        23,000,000
                   3/20/2008
    22,000,000     Private Colleges & Universities Facilities of GA, 3.70% CP (Emory University), Mandatory Tender        22,000,000
                   2/14/2008
     8,000,000     Richmond County, GA Board of Education, 5.00% Bonds (GTD by Georgia State), 10/1/2008                   8,090,656
     2,930,000 3,4 Rockdale County, GA Water & Sewer, PUTTERs (Series 1342) Weekly VRDNs (FSA INS)/                        2,930,000
                   (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
     4,150,000     Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries,         4,150,000
                   Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.300%, 2/7/2008
     8,040,000     Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/                      8,040,000
                   (FNMA LOC), 2.320%, 2/7/2008
     4,600,000     Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs                  4,600,000
                   (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 2.300%, 2/6/2008
     3,000,000     Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.490%, 2/6/2008                      3,000,000
     7,000,000     Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe                              7,000,000
                   Apartments)/(Key Bank, N.A. LOC), 2.320%, 2/7/2008
     2,000,000     Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/                        2,000,000
                   (Deutsche Bank Trust Co. Americas LOC), 2.450%, 2/6/2008
     1,000,000     Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh              1,000,000
                   Foods LP)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     1,885,000     Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank            1,885,000
                   N.A. LOC), 2.870%, 2/1/2008
       350,000     Whitfield County, GA Development Authority Weekly VRDNs (Franklin Industries, Inc.)/(Bank of              350,000
                   America N.A. LOC), 2.320%, 2/6/2008
     1,175,000     Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International,              1,175,000
                   Inc.)/(SunTrust Bank LOC), 2.340%, 2/7/2008
     3,000,000     Whitfield County, GA School District, (Series 2007), 4.00% Bonds (GTD by Georgia State),                3,001,998
                   4/1/2008
     7,000,000     Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(SunTrust          7,000,000
                   Bank LOC), 2.190%, 2/7/2008
     6,250,000     Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic              6,250,000
                   Services, Inc.), 2.490%, 2/6/2008
                      TOTAL                                                                                              938,054,561
                   PUERTO RICO--0.2%
     2,000,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 3.50% TOBs (FSA           2,000,000
                   INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 2/27/2008
                      TOTAL MUNICIPAL INVESTMENTS-105.0%                                                                 940,054,561
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET-(5.0)%6                                                        (44,639,838)
                      TOTAL NET ASSETS-100%                                                                           $  895,414,723

     Securities that are subject to the federal alternative minimum tax (AMT) represent 35.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     98.9%                                         1.1%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $245,743,000, which represented 27.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $245,743,000, which represented 27.4% of total net assets

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes










MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  SHORT-TERM MUNICIPALS--99.5%1,2
                  MARYLAND--94.8%
  $   875,000     Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC),     $     875,000
                  2.270%, 2/7/2008
    2,400,000     Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs           2,400,000
                  (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 2.100%, 2/6/2008
    2,100,000     Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA            2,100,000
                  LOC), 2.700%, 2/15/2008
    1,000,000     Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co.,             1,000,000
                  Buffalo, NY LOC), 2.830%, 2/1/2008
    1,150,000     Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc.                      1,150,000
                  Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 2/6/2008
    2,000,000     Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders        2,000,000
                  Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008
    3,450,000     Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 2.200%,           3,450,000
                  2/7/2008
      200,000     Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC),                200,000
                  2.250%, 2/7/2008
    3,040,000     Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust          3,040,000
                  Co. LOC), 2.380%, 2/7/2008
    3,725,000     Howard County, MD Economic Development Revenue Board, (Series 2005), Weekly VRDNs (Eight P CPL           3,725,000
                  LLC)/(Comerica Bank LOC), 2.270%, 2/7/2008
    2,500,000 3,4 Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill        2,500,000
                  Lynch & Co., Inc. LIQ), 2.440%, 2/7/2008
    5,425,000 3,4 Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-E1),           5,425,000
                  Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008
    1,890,000 3,4 Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J),           1,890,000
                  Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.230%, 2/6/2008
    5,000,000     Maryland Community Development Administration - Residential Revenue, (Series 2007L), 3.37% BANs,         5,000,000
                  12/15/2008
    3,995,000 3,4 Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54),          3,995,000
                  Weekly VRDNs (Bank of New York LIQ), 2.290%, 2/6/2008
    2,900,000     Maryland IDFA, (Series 1999), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische             2,900,000
                  Landesbank LOC), Optional Tender 6/1/2008
    2,870,000     Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/                      2,870,000
                  (SunTrust Bank LOC), 2.110%, 2/6/2008
    3,030,000     Maryland State Community Development Administration, (Series 1990 C), Weekly VRDNs (Cherry Hill          3,030,000
                  Apartment Ltd.)/(PNC Bank, N.A. LOC), 2.230%, 2/6/2008
    9,200,000     Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill           9,200,000
                  Apartment Ltd.)/(PNC Bank, N.A. LOC), 2.230%, 2/6/2008
    1,750,000     Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care,            1,750,000
                  Inc.)/(Bank of America N.A. LOC), 2.300%, 2/7/2008
    1,935,000     Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics,                1,935,000
                  Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.980%, 2/1/2008
    1,400,000     Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II                1,400,000
                  LLC)/(SunTrust Bank LOC), 2.190%, 2/6/2008
    2,425,000     Maryland State Economic Development Corp., (Series 2002), Weekly VRDNs (Mirage-Tucker LLC                2,425,000
                  Facility)/(Wilmington Trust Co. LOC), 2.850%, 2/1/2008
    4,000,000     Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland,        4,000,000
                  Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
    2,035,000     Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman                 2,035,000
                  Recycling)/(Wachovia Bank N.A. LOC), 2.870%, 2/1/2008
    1,400,000     Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of                          1,400,000
                  Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
    5,000,000     Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy             5,000,000
                  Group, Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
    3,500,000 3,4 Maryland State Economic Development Corp., MERLOTS (Series 2007-D58), Weekly VRDNs (Maryland             3,500,000
                  Aviation Administration Facilities)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.270%, 2/6/2008
      810,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs               810,000
                  (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 2.830%, 2/5/2008
    3,000,000     Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly                   3,000,000
                  VRDNs (Landon School)/(SunTrust Bank LOC), 2.110%, 2/6/2008
      750,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs               750,000
                  (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 2.120%, 2/6/2008
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2003B), Weekly VRDNs            1,000,000
                  (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.770%,
                  2/1/2008
    3,015,000     Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/                3,015,000
                  (Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
    1,000,000     Maryland State, (2002, Second Series-B), 5.25% Bonds, 2/1/2008                                           1,000,000
    5,000,000     Maryland State, (Series 2004), 5.00% Bonds, 2/1/2008                                                     5,000,000
    3,750,000 3,4 Maryland State, DFA Municipal Trust (Series 3002), Weekly VRDNs (DePfa Bank PLC LIQ), 2.270%,            3,750,000
                  2/7/2008
      790,000 3,4 Maryland State, P-Floats (Series EC-1030), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%,           790,000
                  2/7/2008
      585,000 3,4 Maryland State, P-Floats (Series EC-1072),  VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.290%,                 585,000
                  2/7/2008
    5,000,000     Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic                            5,000,000
                  Research, Inc.)/(Bank of America N.A. LOC), 2.150%, 2/7/2008
    1,039,000     Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I), Weekly VRDNs              1,039,000
                  (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%,
                  2/5/2008
    1,700,000 3,4 Montgomery County, MD Housing Opportunities Commission, (Series 2004 FR/RI-L5), Weekly VRDNs             1,700,000
                  (Lehman Brothers Holdings, Inc. LIQ), 2.260%, 2/6/2008
      669,000     Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A.          669,000
                  LOC), 3.200%, 2/1/2008
    2,130,000     Montgomery County, MD, (2002 Series A), 5.00% Bonds, 11/1/2008                                           2,155,573
    4,350,000     Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia          4,350,000
                  Credit Local LIQ), 2.000%, 2/1/2008
    2,000,000 3,4 Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(GTD by                        2,000,000
                  Landesbank Hessen-Thueringen LIQ), 2.800%, 2/7/2008
    2,400,000     Washington County, MD Economic Development Revenue Board, (Series 2006), Weekly VRDNs (Packaging         2,400,000
                  Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 2.300%, 2/7/2008
    4,220,000     Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/                           4,220,000
                  (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.250%, 2/7/2008
                     TOTAL                                                                                               123,428,573
                  PUERTO RICO--4.7%
      100,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              100,000
                  Inc. LIQ), 2.210%, 2/6/2008
    6,000,000 3,4 Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01), Weekly VRDNs (DePfa         6,000,000
                  Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.250%, 2/7/2008
                     TOTAL                                                                                                 6,100,000
                     TOTAL MUNICIPAL INVESTMENTS---99.5%                                                                 129,528,573
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES---NET-0.5%6                                                                644,264
                     TOTAL NET ASSETS---100%                                                                           $ 130,172,837


     Securities that are subject to the federal alternative minimum tax (AMT) represent 52.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                            SECOND TIER
     100.0%                                0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $32,235,000, which represented 24.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $32,235,000, which represented 24.8% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note:        The categories of investments are shown as a percentage of total net assets at January 31, 2008.



INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 EDA     --Economic Development Authority
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDFA    --Industrial Development Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes








MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--101.6%1,2
                   MASSACHUSETTS--97.0%
  $  5,000,000     Boston, MA Water & Sewer Commission, (Series 2006 A), 2.82% CP (Bank of America N.A. LOC),          $   5,000,000
                   Mandatory Tender 3/7/2008
     7,444,000     Chatham, MA, 3.00% BANs, 7/25/2008                                                                      7,461,717
     1,900,000     Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg         1,900,000
                   LIQ), 1.800%, 2/1/2008
     2,500,000     Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen        2,500,000
                   LIQ), 1.840%, 2/7/2008
     6,190,000     Commonwealth of Massachusetts, (Series B), 6.50% Bonds (United States Treasury COL), 8/1/2008           6,275,461
     3,255,000 3,4 Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 2.700%,          3,255,000
                   2/7/2008
     2,000,000     Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America            2,000,000
                   N.A. LIQ), 1.900%, 2/1/2008
     7,000,000 3,4 Commonwealth of Massachusetts, Floater Certificates (Series 2004-1015), 3.75% TOBs (AMBAC               7,000,000
                   INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
     3,950,000 3,4 Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/                           3,950,000
                   (Bank of America N.A. LIQ), 2.550%, 2/7/2008
     3,770,000 3,4 Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.400%,             3,770,000
                   2/7/2008
     1,975,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan           1,975,000
                   Chase Bank, N.A. LIQs), 2.250%, 2/7/2008
     5,000,000 3,4 Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077), 3.35% TOBs (AMBAC INS)/(U.S.           5,000,000
                   Bank, N.A. LIQ), Optional Tender 6/12/2008
     2,785,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA             2,785,000
                   INS)/(Bank of America N.A. LIQ), 2.240%, 2/7/2008
     3,485,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (FSA             3,485,000
                   INS)/(Bank of America N.A. LIQ), 2.240%, 2/7/2008
     3,091,000     Haverhill, MA, 3.75% BANs, 11/7/2008                                                                    3,098,989
     3,407,500     Haverhill, MA, 4.50% BANs, 6/27/2008                                                                    3,416,059
     3,704,725     Hull, MA, 4.25% BANs, 7/11/2008                                                                         3,711,788
     2,417,000     Leominster, MA, 3.60% BANs, 5/7/2008                                                                    2,418,377
     3,085,000     Marshfield, MA, 3.50% BANs, 6/12/2008                                                                   3,089,373
     5,745,000     Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly          5,745,000
                   VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.040%, 2/6/2008
    15,000,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H)       15,000,000
                   Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008
     2,700,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs          2,700,000
                   (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 2/7/2008
    10,390,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series         10,390,000
                   2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.280%, 2/7/2008
     1,000,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs         1,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
     5,000,000     Massachusetts Development Finance Agency, (Series1), 3.42% CP (JPMorgan Chase Bank, N.A. LOC),          5,000,000
                   Mandatory Tender 2/6/2008
     5,000,000     Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp.           5,000,000
                   INS)/(Bank of America N.A. LIQ), 2.230%, 2/7/2008
     3,500,000     Massachusetts HEFA, (Series 2008-I) Weekly VRDNs (Wellesley College), 1.950%, 2/7/2008                  3,500,000
     3,900,000     Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 2.070%,             3,900,000
                   2/7/2008
     2,860,000     Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 2.160%,         2,860,000
                   2/7/2008
    15,000,000     Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC),         15,000,000
                   2.160%, 2/7/2008
     3,000,000     Massachusetts HEFA, (Series EE), 2.75% CP (Harvard University), Mandatory Tender 2/7/2008               3,000,000
     4,380,000 3,4 Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/                             4,380,000
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008
     5,505,000 3,4 Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts              5,505,000
                   Institute of Technology)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008
     3,000,000     Massachusetts IFA, (Series 1992B), 2.97% CP (New England Power Co.), Mandatory Tender 3/3/2008          3,000,000
     6,000,000     Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A.         6,000,000
                   LOC), 2.160%, 2/7/2008
     1,910,000     Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of              1,910,000
                   Cruelty to Animals)/(Bank of America N.A. LOC), 2.200%, 2/7/2008
     1,000,000     Massachusetts Municipal Wholesale Electric Co., (Project No. 5: Series A), 5.00% Bonds (MBIA            1,006,469
                   Insurance Corp. INS), 7/1/2008
     5,500,000 3,4 Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly           5,500,000
                   VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.670%, 2/7/2008
     5,385,000     Massachusetts School Building Authority, (Series A), 3.40% CP (Bank of Nova Scotia, Toronto             5,385,000
                   LOC), Mandatory Tender 3/5/2008
     6,000,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan        6,000,000
                   Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
    11,615,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 1984) Weekly VRDNs (FSA INS)/(J.P.            11,615,000
                   Morgan Chase & Co. LIQ), 2.250%, 2/7/2008
     2,830,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 2038) Weekly VRDNs (AMBAC INS)/(J.P.           2,830,000
                   Morgan Chase & Co. LIQ), 2.600%, 2/7/2008
     4,000,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan        4,000,000
                   Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
     7,615,000 3,4 Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/                      7,615,000
                   (Citibank NA, New York LIQ), 2.270%, 2/7/2008
     6,700,000     Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of                6,700,000
                   Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 2.320%, 2/7/2008
     2,500,000     Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers                  2,500,000
                   School)/(RBS Citizens Bank N.A. LOC), 2.210%, 2/7/2008
     5,000,000     Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption                 5,000,000
                   College)/(Bank of New York LOC), 2.160%, 2/6/2008
       865,000     Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High           865,000
                   School)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/6/2008
     2,100,000     Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood                  2,100,000
                   Retirement Community)/(Comerica Bank LOC), 2.070%, 2/7/2008
     4,845,000     Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England,            4,845,000
                   Inc.)/(Key Bank, N.A. LOC), 2.190%, 2/7/2008
    13,675,000     Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk                   13,675,000
                   University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.180%, 2/6/2008
     4,000,000     Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New                  4,000,000
                   England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008
     3,445,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker                      3,445,000
                   College)/(Fifth Third Bank, Cincinnati LOC), 2.220%, 2/7/2008
     4,000,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne &         4,000,000
                   Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 2.150%, 2/7/2008
     5,000,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer             5,000,000
                   Academy)/(RBS Citizens Bank N.A. LOC), 2.160%, 2/6/2008
     5,200,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological           5,200,000
                   Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 2.160%, 2/7/2008
     8,300,000 3,4 Massachusetts State Special Obligation Revenue, BB&T Floater Certificates (Series 2030) Weekly          8,300,000
                   VRDNs (FGIC INS)/(Branch Banking & Trust Co. LIQ), 2.950%, 2/7/2008
     5,090,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co.,        5,090,000
                   Inc. LIQ), 2.230%, 2/7/2008
     3,750,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, DFA Municipal Trust (Series 3001) Weekly            3,750,000
                   VRDNs (DePfa Bank PLC LIQ), 2.270%, 2/7/2008
     2,165,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, P-Floats (Series EC-1058) VRDNs (Merrill            2,165,000
                   Lynch & Co., Inc. LIQ), 2.280%, 2/7/2008
     8,900,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly          8,900,000
                   VRDNs (Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008
     6,625,000 3,4 Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local             6,625,000
                   LIQ), 2.220%, 2/7/2008
     3,828,000     Revere, MA, 3.40% BANs, 8/25/2008                                                                       3,836,442
     7,600,000     Revere, MA, 3.75% BANs, 10/30/2008                                                                      7,619,091
     4,815,000     Westfield, MA, 4.25% BANs, 4/3/2008                                                                     4,819,710
     2,301,357     Weston, MA, 3.00% BANs, 2/6/2009                                                                        2,312,519
     2,600,000     Weymouth, MA, 3.25% BANs, 9/18/2008                                                                     2,609,623
     6,100,000     Weymouth, MA, 4.00% BANs, 9/18/2008                                                                     6,117,006
                      TOTAL                                                                                              329,407,624
                   PUERTO RICO--4.6%
    11,805,000 3,4 JPMorgan Chase & Co. I-Putters Trust (Series 1781P) Weekly VRDNs (Assured Guaranty Corp.               11,805,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 2/7/2008
     3,700,000 3,4 Puerto Rico Sales Tax Financing Corp., ROCs (Series 11146Z) Weekly VRDNs (AMBAC INS)/(Citibank          3,700,000
                   NA, New York LIQ), 3.780%, 2/7/2008
                      TOTAL                                                                                               15,505,000
                      TOTAL MUNICIPAL INVESTMENTS --- 101.6%                                                             344,912,624
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (1.6)%6                                                   (5,339,367)
                      TOTAL NET ASSETS --- 100%                                                                        $ 339,573,257


     On January 31, 2008, the Fund holds no securities that were subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security:

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                            SECOND TIER
     99.1%                                 0.9%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $158,090,000, which represented 46.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $158,090,000, which represented 46.6% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.



    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


    The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 IFA     --Industrial Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes









MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS-99.4 %1,2
                   MICHIGAN--98.2%
  $  8,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2003-3) Weekly VRDNs (Detroit,      $   8,000,000
                   MI Water Supply System)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008
     2,965,000 3,4 Adrian, MI City School District, ROCs (Series 2124) Weekly VRDNs (FSA INS)/(Citigroup, Inc.             2,965,000
                   LIQ), 2.280%, 2/7/2008
     8,330,000 3,4 Allen Park, MI Public School District, ROCs (Series 4007) Weekly VRDNs (GTD by Michigan                 8,330,000
                   State)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008
     1,660,000     Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National             1,660,000
                   Bank, Columbus, OH LOC), 2.750%, 2/7/2008
     6,800,000 3,4 Detroit, MI City School District, MuniTOPS (Series 2004-39) Weekly VRDNs (FGIC INS)/                    6,800,000
                   (Bank of America N.A. LIQ), 2.650%, 2/7/2008
     1,980,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA        1,980,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008
     1,000,000 3,4 Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA                1,000,000
                   INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008
     6,000,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA          6,000,000
                   INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008
    10,890,000 3,4 Detroit, MI Sewage Disposal System, MERLOTS (Series 2007-C85), 3.80% TOBs (FSA INS)/(Bank of New       10,890,000
                   York LIQ), Optional Tender 2/27/2008
     4,980,000 3,4 Detroit, MI Sewage Disposal System, ROCs (Series 903) Weekly VRDNs (MBIA Insurance Corp.                4,980,000
                   INS)/(Citibank NA, New York LIQ), 3.780%, 2/7/2008
     2,300,000     Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning                        2,300,000
                   Center)/(LaSalle Bank Midwest, N.A. LOC), 2.400%, 2/6/2008
     4,500,000     Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 2.820%,              4,500,000
                   1/31/2008
     1,600,000     Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC),          1,600,000
                   2.500%, 2/6/2008
     1,285,000     Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A.            1,285,000
                   LOC), 2.260%, 2/7/2008
     4,970,000 3,4 Grosse Pointe, MI Public School System, PZ-227 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,            4,970,000
                   Inc. LIQ), 3.500%, 2/7/2008
     5,000,000     Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer                       5,000,000
                   Hospital)/(Comerica Bank LOC), 2.830%, 1/31/2008
    10,000,000     Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial        10,000,000
                   Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.240%, 2/7/2008
    18,620,000 3,4 Kent County, MI Airport Revenue, PUTTERs (Series 2185), 3.53% TOBs (Kent County, MI)/(JPMorgan         18,620,000
                   Chase Bank, N.A. LIQ), Optional Tender 2/15/2008
     4,375,000 3,4 Kent County, MI Airport Revenue, SPEARs (Series DB-516) Weekly VRDNs (Kent County, MI)/(Deutsche        4,375,000
                   Bank AG LIQ), 2.260%, 2/7/2008
     3,700,000     Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank           3,700,000
                   N.A. LOC), 2.860%, 1/31/2008
     8,630,000 3,4 Marysville, MI Public School District, (PT-4456) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,           8,630,000
                   Inc. LIQ), 2.250%, 2/7/2008
     2,000,000     Melvindale, MI, 3.75% TANs, 9/1/2008                                                                    2,007,182
    14,300,000     Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC         14,300,000
                   Bank N.V. LIQ), 3.030%, 2/6/2008
     3,100,000     Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC),           3,100,000
                   2.450%, 2/6/2008
    11,200,000     Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Mazda Motor Manufacturing (USA)        11,200,000
                   Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 2.200%, 2/7/2008
    13,095,000     Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto            13,168,434
                   LOC), 8/20/2008
     5,000,000 3,4 Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond          5,000,000
                   Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008
     1,990,000 3,4 Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit               1,990,000
                   Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 2.750%, 2/7/2008
     1,675,000 3,4 Michigan State Hospital Finance Authority, ROCs (Series 588CE) Weekly VRDNs (Henry Ford Health          1,675,000
                   System, MI)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 2/7/2008
     2,000,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement            2,000,000
                   Communities, Inc.)/(LaSalle Bank, N.A. LOC), 2.120%, 2/7/2008
     2,000,000     Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati        2,000,000
                   LOC), 2.230%, 2/6/2008
     2,500,000     Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati        2,500,000
                   LOC), 2.230%, 2/6/2008
       400,000     Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati          400,000
                   LOC), 2.230%, 2/6/2008
     8,000,000     Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C)           8,000,000
                   Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.230%, 2/6/2008
     8,200,000     Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/(JPMorgan Chase        8,200,000
                   Bank, N.A. LOC), 3.000%, 2/6/2008
     4,795,000     Michigan State Housing Development Authority, (2002 Series A) Weekly VRDNs (MBIA Insurance Corp.        4,795,000
                   INS)/(Dexia Credit Local LIQ), 3.950%, 2/6/2008
       890,000     Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek                     890,000
                   Apartments)/(FHLB of Indianapolis LOC), 2.340%, 2/7/2008
     4,000,000     Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior            4,000,000
                   Apartments)/(National City Bank LOC), 2.260%, 2/7/2008
     4,735,000 3,4 Michigan State Housing Development Authority, PUTTERs (Series 2483Z) Weekly VRDNs (FSA                  4,735,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008
     1,885,000     Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 2.300%, 2/7/2008           1,885,000
     6,600,000     Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 2.350%,              6,600,000
                   2/7/2008
       600,000     Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank,           600,000
                   Columbus, OH LOC), 2.550%, 2/7/2008
       780,000     Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A.           780,000
                   LOC), 3.230%, 2/6/2008
       545,000     Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A.               545,000
                   LOC), 3.030%, 2/6/2008
     2,135,000     Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 2.350%,               2,135,000
                   2/7/2008
       930,000     Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/                         930,000
                   (LaSalle Bank Midwest, N.A. LOC), 3.030%, 2/6/2008
       750,000     Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A.              750,000
                   LOC), 3.030%, 2/6/2008
     1,700,000     Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC),           1,700,000
                   2.930%, 2/6/2008
     1,500,000     Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A.           1,500,000
                   LOC), 3.030%, 2/7/2008
     1,215,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/(Fifth         1,215,000
                   Third Bank, Michigan LOC), 2.310%, 2/7/2008
       300,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR Project)/(Fifth Third Bank,                300,000
                   Michigan LOC), 2.310%, 2/7/2008
       135,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (ACI Properties LLC Project)/(Comerica          135,000
                   Bank LOC), 2.350%, 2/7/2008
       440,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC                            440,000
                   Project)/(Comerica Bank LOC), 2.350%, 2/7/2008
       255,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/                       255,000
                   (Comerica Bank LOC), 2.350%, 2/7/2008
     1,465,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/                      1,465,000
                   (Comerica Bank LOC), 2.350%, 2/7/2008
       785,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/                            785,000
                   (Huntington National Bank, Columbus, OH LOC), 2.550%, 2/7/2008
       275,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/                           275,000
                   (Huntington National Bank, Columbus, OH LOC), 2.550%, 2/7/2008
     2,200,000     Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/                    2,200,000
                   (Huntington National Bank, Columbus, OH LOC), 2.550%, 2/7/2008
     3,360,000     Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC),        3,360,000
                   2.350%, 2/7/2008
     2,430,000     Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (PFG Enterprises, Inc.)/                      2,430,000
                   (Huntington National Bank, Columbus, OH LOC), 2.550%, 2/7/2008
     4,000,000     Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the            4,000,000
                   West, San Francisco, CA LOC), 2.400%, 2/7/2008
     3,370,000     Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/                  3,370,000
                   (Comerica Bank LOC), 2.780%, 1/31/2008
       742,000     Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of                     742,000
                   Indianapolis LOC), 2.440%, 2/7/2008
     1,170,000     Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly VRDNs (J.R.        1,170,000
                   Automation Technologies)/(Fifth Third Bank, Michigan LOC), 2.500%, 2/7/2008
     8,685,000 3,4 Michigan State, (PT-2021) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 2/7/2008                8,685,000
    12,000,000     Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008                                12,082,840
     2,300,000     Michigan Strategic Fund, (Series 2005), 4.25% TOBs (Taylor Building Products, Inc.)/(PNC Bank,          2,307,463
                   N.A. LOC), Mandatory Tender 9/12/2008
    18,000,000     Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.910%,           18,000,000
                   2/1/2008
     1,820,000     Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank,        1,820,000
                   N.A. LOC), 2.250%, 2/7/2008
     1,690,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC            1,690,000
                   LOC), 2.930%, 1/31/2008
     5,835,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/                     5,835,000
                   (Allied Irish Banks PLC LOC), 2.930%, 1/31/2008
     2,500,000     Summit Academy, MI COP, 7.00% Bonds (United States Treasury PRF 9/1/2008@100), 9/1/2029                 2,544,693
     3,640,000 3,4 Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan         3,640,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008
     9,970,000 3,4 Wayne County, MI Airport Authority, MERLOTS (Series 2007 D32) Weekly VRDNs (Detroit, MI                 9,970,000
                   Metropolitan Wayne County Airport)/(FGIC INS)/(Wachovia Bank N.A. LIQ), 3.160%, 1/31/2008
    10,210,000 3,4 Wayne County, MI Airport Authority, MERLOTS (Series 2007-B2) Weekly VRDNs (Detroit, MI                 10,210,000
                   Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%,
                   2/6/2008
     7,185,000     Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A) Weekly VRDNs (Detroit, MI              7,185,000
                   Metropolitan Wayne County Airport)/(GTD by Bayerische Landesbank LOC), 4.230%, 2/6/2008
                      TOTAL                                                                                              331,082,612
                   PUERTO RICO--1.2%
     2,300,000 3,4 JPMorgan Chase & Co. I-Putters Trust (Series 1780P) Weekly VRDNs (Assured Guaranty Corp.                2,300,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.190%, 1/31/2008
     1,555,000 3,4 JPMorgan Chase & Co. I-Putters Trust (Series 1781P) Weekly VRDNs (Assured Guaranty Corp.                1,555,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.190%, 1/31/2008
                      TOTAL                                                                                                3,855,000
                      TOTAL MUNICIPAL INVESTMENTS-99.4%                                                                  334,937,612
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET-0.6%6                                                             2,132,273
  .                   TOTAL NET ASSETS-100%                                                                            $ 337,069,885

     Securities that are subject to the federal alternative minimum tax (AMT) represent 41.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $137,300,000, which represented 40.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $137,300,000, which represented 40.7% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as ammended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COP     --Certificates of Participation
 EDC     --Economic Development Commission
 EDR     --Economic Development Revenue
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 IDR     --Industrial Development Revenue
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts --Liquidity Optional Tender Series
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes











MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.5%1,2
                   MINNESOTA--99.5%
  $ 10,090,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2007-7), Weekly VRDNs (Chaska,     $  10,090,000
                   MN ISD No.112)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008
     7,225,000     Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 2.910%, 2/6/2008             7,225,000
     9,660,000 3,4 Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/                     9,660,000
                   (Lehman Brothers Holdings, Inc. SWP), 2.020%, 2/7/2008
     5,840,000     Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC),         5,840,000
                   2.100%, 2/1/2008
     2,655,000     Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A.          2,655,000
                   LOC), 2.400%, 2/7/2008
     7,100,000     Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC),        7,100,000
                   2.230%, 2/7/2008
       805,000     Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/                          805,000
                   LLC)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008
     4,775,000     Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank,            4,775,000
                   Milwaukee LOC), 2.980%, 2/5/2008
     3,400,000     Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC),         3,400,000
                   2.930%, 2/1/2008
    14,500,000 3,4 Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J),            14,500,000
                   Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008
     8,865,000     Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe               8,865,000
                   Apartments)/(FNMA LOC), 2.880%, 2/1/2008
    10,205,000 3,4 Dakota County, MN Community Development Agency, ROCs (Series 10227), Weekly VRDNs (GNMA                10,205,000
                   COL)/(Citigroup, Inc. LIQ), 2.360%, 2/7/2008
    18,680,000 3,4 Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS           18,680,000
                   (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.290%, 2/6/2008
     4,325,000     Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 2.290%,           4,325,000
                   2/7/2008
       400,000     Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 2.880%,                400,000
                   2/7/2008
       360,000     Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A.             360,000
                   LOC), 2.440%, 2/7/2008
     6,000,000     Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates         6,000,000
                   LLP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008
     4,290,000 3,4 Elk River, MN ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/                               4,290,000
                   (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
     1,000,000     Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York             1,000,000
                   LOC), 2.300%, 2/7/2008
     1,685,000     Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A.          1,685,000
                   LOC), 2.980%, 2/7/2008
     3,320,000     Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch                        3,320,000
                   Apartments)/(FNMA LOC), 2.290%, 2/7/2008
     6,260,000 3,4 Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.250%,         6,260,000
                   2/7/2008
     2,250,000     Lake Superior, MN ISD No. 381, (Series 2007A), 4.25% TANs (GTD by Minnesota State), 8/19/2008           2,255,560
     2,000,000     Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.300%,        2,000,000
                   2/7/2008
     1,245,000     Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank,            1,245,000
                   N.A. LOC), 2.400%, 2/7/2008
     3,750,000     Litchfield, MN ISD #465, 4.00% TANs (GTD by Minnesota State), 9/19/2008                                 3,758,449
       500,000     Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A.              500,000
                   LOC), 2.400%, 2/7/2008
     4,365,000     Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC           4,365,000
                   LOC), 2.200%, 2/7/2008
     3,435,000     Minneapolis, MN Health Care System, (Series 2005A), Weekly VRDNs (Fairview Health                       3,435,000
                   Services)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.050%, 2/6/2008
    16,285,000     Minneapolis, MN Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health                      16,285,000
                   Services)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.950%, 2/6/2008
       700,000     Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 2.250%, 2/7/2008          700,000
    10,000,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs               10,000,000
                   (Symphony Place)/(FHLMC LOC), 2.090%, 2/7/2008
     3,000,000 3,4 Minneapolis/St. Paul, MN Airport Commission, SPEARs (Series DB-520), Weekly VRDNs (AMBAC                3,000,000
                   INS)/(Deutsche Bank AG LIQ), 2.260%, 2/7/2008
     9,935,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174), Weekly VRDNs (FGIC                9,935,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 2.800%, 2/6/2008
     5,035,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834), 3.80% TOBs (Dexia Credit          5,035,000
                   Local LIQ)/(Dexia Credit Local LOC), Optional Tender 3/6/2008
     5,930,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2844), Weekly VRDNs (AMBAC               5,930,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 2.310%, 2/7/2008
     4,845,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-4038), Weekly VRDNs (FGIC                4,845,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.600%, 2/7/2008
     3,610,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727), Weekly VRDNs (FGIC                 3,610,000
                   INS)/(BNP Paribas SA LIQ), 2.800%, 2/7/2008
       815,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs            815,000
                   (FGIC INS)/(Societe Generale, Paris LIQ), 3.500%, 2/6/2008
     7,320,000     Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical         7,320,000
                   Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 2.250%, 2/7/2008
     6,000,000     Minnesota State HFA, (2007 Series B), 3.70% BANs, 3/4/2008                                              6,000,000
     7,200,000     Minnesota State HFA, (2007 Series N), 3.30% BANs, 12/18/2008                                            7,200,000
    11,800,000     Minnesota State HFA, (2007 Series O), 3.35% BANs, 12/18/2008                                           11,800,000
    14,000,000     Minnesota State HFA, (Series 2007K), 3.78% BANs, 8/11/2008                                             14,000,000
       890,000 3,4 Minnesota State HFA, (Series 2002 FR/RI-L35J), Weekly VRDNs (Lehman Brothers Holdings, Inc.               890,000
                   LIQ), 2.280%, 2/6/2008
     1,455,000 3,4 Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.270%,           1,455,000
                   2/6/2008
    10,540,000 3,4 Minnesota State HFA, MERLOTS (Series 2008-CO2), 2.45% TOBs (Wachovia Bank N.A. LIQ), Optional          10,540,000
                   Tender 1/21/2009
     1,925,000 3,4 Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank NA, New York LIQ), 2.360%,               1,925,000
                   2/7/2008
       500,000     Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University            500,000
                   of St. Thomas)/(Allied Irish Banks PLC LOC), 2.170%, 2/6/2008
     5,000,000     Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg            5,000,000
                   College)/(Harris, N.A. LOC), 2.220%, 2/7/2008
    10,410,000 3,4 Minnesota State, (PT-3718), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.230%, 2/7/2008             10,410,000
    14,810,000 3,4 Minnesota State, (PT-400), 3.45% TOBs (DePfa Bank PLC LIQ), Optional Tender 2/7/2008                   14,810,000
     2,005,000     Minnesota State, 5.00% Bonds, 8/1/2008                                                                  2,017,055
     1,925,000     Minnesota State, 5.375% Bonds, 11/1/2008                                                                1,959,818
     5,900,000     Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995), Weekly VRDNs (Southampton Apartments         5,900,000
                   (MN))/(National Bank of Canada, Montreal LOC), 2.250%, 2/7/2008
     1,490,000     Mountain Iron-Buhl, MN ISD No. 712, 4.25% TRANs (GTD by Minnesota State), 8/26/2008                     1,493,813
     1,130,000     New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 2.440%, 2/7/2008                        1,130,000
     2,000,000     North St. Paul-Maplewood, MN School District 622, 4.25% TANs (GTD by Minnesota State), 8/8/2008         2,004,472
     2,685,000 3,4 Northern Municipal Power Agency, MN, ROCs (Series 32), Weekly VRDNs (FSA INS)/                          2,685,000
                   (Citibank NA, New York LIQ), 2.280%, 2/7/2008
       540,000     Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.400%, 2/7/2008                   540,000
     4,965,000     Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 2.290%, 2/7/2008         4,965,000
    19,390,000     Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway          19,390,000
                   Apartments LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008
     2,000,000     Red Wing, MN ISD No. 256, 4.25% TANs (GTD by Minnesota State), 8/27/2008                                2,005,138
     3,710,000     Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank,         3,710,000
                   N.A. LOC), 2.400%, 2/7/2008
     1,175,000     Robbinsdale, MN, (Series 2004C), Weekly VRDNs (Copperfield Hill)/(LaSalle Bank, N.A. LOC),              1,175,000
                   2.830%, 2/1/2008
     3,500,000     Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/                                    3,500,000
                   (FNMA LOC), 2.280%, 2/7/2008
     1,200,000     Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo           1,200,000
                   Bank, N.A. LOC), 2.300%, 2/7/2008
     1,195,000     Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(LaSalle Bank, N.A. LOC), 2.250%,                1,195,000
                   2/7/2008
     1,000,000     Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement                1,000,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.230%, 2/7/2008
     4,000,000     Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical                      4,000,000
                   Center)/(Wells Fargo Bank, N.A. LOC), 2.200%, 2/7/2008
    18,100,000     Southern Minnesota Municipal Power Agency, 3.40% CP, Mandatory Tender 2/6/2008                         18,100,000
    13,445,000 3,4 Southern Minnesota Municipal Power Agency, ROC's (Series 189 II), Weekly VRDNs (AMBAC                  13,445,000
                   INS)/(Citibank NA, New York LIQ), 3.780%, 2/7/2008
    16,100,000     St. Anthony, MN, (Series  2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,        16,100,000
                   N.A. LOC), 2.880%, 2/1/2008
     2,500,000     St. Anthony, MN, (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,           2,500,000
                   N.A. LOC), 2.880%, 2/1/2008
     2,105,000     St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A.          2,105,000
                   LOC), 3.030%, 2/5/2008
     6,260,000     St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/                       6,260,000
                   (LaSalle Bank, N.A. LOC), 2.930%, 2/1/2008
     1,600,000     St. Louis Park, MN, (Series 2003) Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 2.200%,                1,600,000
                   2/7/2008
     1,995,000     St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank,            1,995,000
                   N.A. LOC), 2.300%, 2/7/2008
     5,000,000     St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs        5,000,000
                   (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008
     2,300,000     St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul,                  2,300,000
                   Inc.)/(Dexia Credit Local LOC), 2.340%, 2/6/2008
     1,600,000     St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling         1,600,000
                   St Paul, Inc.)/(Dexia Credit Local LOC), 2.340%, 2/6/2008
     5,000,000 3,4 St. Paul, MN Housing & Redevelopment Authority, (PA-1434), Weekly VRDNs (Health Partners                5,000,000
                   Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%,
                   2/7/2008
     4,790,000 3,4 St. Paul, MN Housing & Redevelopment Authority, ROCs (Series 569CE), Weekly VRDNs (Health East,         4,790,000
                   Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 2/7/2008
     5,000,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2005C), Weekly VRDNs (University                5,000,000
                   Carleton Development LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008
     2,320,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments         2,320,000
                   LP)/(LaSalle Bank, N.A. LOC), 2.880%, 2/1/2008
     3,000,000     St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul,                3,000,000
                   Inc.)/(Dexia Credit Local LOC), 2.340%, 2/6/2008
     4,100,000     St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A.            4,100,000
                   LOC), 2.400%, 2/6/2008
     1,200,000     St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley             1,200,000
                   Bank, Milwaukee LOC), 2.590%, 2/7/2008
       980,000     St. Paul, MN Port Authority, District Heating Revenue Bonds (Series 2003-4 H), Weekly VRDNs               980,000
                   (Dexia Credit Local LOC), 2.250%, 2/6/2008
     2,500,000     St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National          2,500,000
                   Checking Co.)/(U.S. Bank, N.A. LOC), 2.500%, 2/7/2008
       880,000     Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC),                880,000
                   2.930%, 2/1/2008
     3,820,000     University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank        3,820,000
                   LIQs), 2.000%, 2/6/2008
     1,875,000     Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A.             1,875,000
                   LOC), 2.400%, 2/7/2008
     1,800,000     White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A.        1,800,000
                   LOC), 2.930%, 2/1/2008
     1,075,000     Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A.            1,075,000
                   LOC), 2.200%, 2/6/2008
                      TOTAL MUNICIPAL INVESTMENTS-99.5%                                                                  470,219,305
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES---NET-0.5%6                                                             2,567,341
                      TOTAL NET ASSETS---100%                                                                          $ 472,786,646

     Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                            SECOND TIER
     100.0%                                0.0%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $172,805,000, which represented 36.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $172,805,000, which represented 36.6% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note:          The categories of investments are shown as a percentage of total net assets at January 31, 2008.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDR     --Industrial Development Revenue
 IDRBs   --Industrial Development Revenue Bonds
 INS     --Insured
 ISD     --Independent School District
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes





NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.2%1,2
                   NEW JERSEY--91.3%
  $  8,875,000 3,4 ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT)/(Series 2006-87) Weekly VRDNs        $   8,875,000
                   (Port Authority of New York and New Jersey)/(FSA INS)/(Bank of America N.A. LIQ), 2.290%,
                   2/7/2008
     2,440,000     Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009                                                   2,445,055
     2,500,000     Bergen County, NJ Improvement Authority, Shared DPW Facility Lease Revenue Project Notes, 4.25%         2,502,985
                   BANs (GTD by Bergen County, NJ), 4/30/2008
     5,432,687     Berkeley Township, NJ, 3.70% BANs, 11/20/2008                                                           5,443,590
     3,400,000     Bordentown, NJ, 3.90% BANs, 10/24/2008                                                                  3,407,136
     1,440,000     Brick Township, NJ, Special Emergency Notes (Series 2007), 4.25% BANs, 8/8/2008                         1,443,577
     1,423,500     Bridgeton, NJ, 4.25% BANs, 3/7/2008                                                                     1,423,897
     2,630,167     Bridgeton, NJ, 4.50% BANs, 3/7/2008                                                                     2,630,768
     1,782,471     Clinton Township, NJ Board of Education, 3.50% BANs, 1/8/2009                                           1,787,298
     2,125,000     Clinton, NJ, 4.00% BANs, 8/29/2008                                                                      2,126,756
     2,014,000     Edgewater Park, NJ, (Series 2006A), 4.00% BANs, 6/27/2008                                               2,015,244
     3,743,500     Florence Township, NJ, 3.60% BANs, 12/12/2008                                                           3,749,703
     2,942,000     Gloucester City, NJ, 4.00% BANs, 9/17/2008                                                              2,947,500
     1,122,000     Hanover Township, NJ, 4.25% BANs, 7/10/2008                                                             1,124,124
     2,195,955     Harmony Township, NJ, 4.00% BANs, 9/17/2008                                                             2,199,262
     1,493,394     High Bridge Borough, NJ, 4.25% BANs, 7/25/2008                                                          1,495,241
     5,000,000     Hoboken, NJ, 3.50% BANs, 12/22/2008                                                                     5,010,743
    11,000,000     Hoboken, NJ, 3.75% TANs, 8/29/2008                                                                     11,021,690
     2,500,000     Island Heights, NJ, 4.125% BANs, 9/5/2008                                                               2,503,631
     3,172,608     Keansburg, NJ, (Series 2008A), 3.25% BANs, 1/23/2009                                                    3,177,089
     4,724,320     Leonia, NJ, 4.00% BANs, 2/27/2008                                                                       4,725,163
     2,609,500     Mansfield Township, NJ, 4.00% BANs, 4/23/2008                                                           2,610,907
     1,846,000     Matawan Borough, NJ, 4.00% BANs, 4/9/2008                                                               1,846,726
     4,700,000     Medford Township, NJ, 4.00% BANs, 7/30/2008                                                             4,704,450
     3,275,000     Mount Holly Township, NJ, (Series 2007A), 4.125% BANs, 2/15/2008                                        3,275,344
     2,400,000     Mount Holly Township, NJ, (Series 2007B), 4.125% BANs, 7/11/2008                                        2,401,879
     1,380,000     New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A.,           1,380,000
                   Cherry Hill, NJ LOC), 2.830%, 2/1/2008
     1,405,000     New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC),            1,405,000
                   2.930%, 2/1/2008
     3,450,000     New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic,        3,450,000
                   NJ LOC), 2.320%, 2/7/2008
     3,708,000     New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo,          3,708,000
                   NY LOC), 2.880%, 2/6/2008
     6,790,000     New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank         6,790,000
                   LOC), 2.300%, 2/7/2008
       755,000     New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire, Inc. and Affiliates)/                       755,000
                   (Wachovia Bank N.A. LOC), 2.230%, 2/7/2008
       430,000     New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 2.270%,                430,000
                   2/7/2008
     3,500,000     New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC),          3,500,000
                   2.180%, 2/6/2008
       700,000     New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson,             700,000
                   Inc.)/(Bank of New York LOC), 2.850%, 2/5/2008
       715,000     New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A.          715,000
                   LOC), 2.500%, 2/7/2008
     9,060,000     New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          9,060,000
                   LOC), 2.810%, 2/1/2008
     9,060,000     New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          9,060,000
                   LOC), 2.810%, 2/1/2008
     3,540,000     New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry            3,540,000
                   Hill, NJ LOC), 2.830%, 2/1/2008
       750,000     New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty                 750,000
                   LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.930%, 2/1/2008
     1,500,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank,            1,500,000
                   N.A. LOC), 2.850%, 2/1/2008
     2,620,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National         2,620,000
                   Bank, Passaic, NJ LOC), 2.200%, 2/7/2008
     5,000,000     New Jersey EDA, (Series 2005) Weekly VRDNs (Princeton Day School, Inc.)/(Bank of New York LOC),         5,000,000
                   2.130%, 2/6/2008
     4,400,000     New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated                4,400,000
                   Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008
       380,000     New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank            380,000
                   of New York LOC), 2.320%, 2/7/2008
     4,210,000     New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and         4,210,000
                   Rehabilitation (Series 2008B) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC), 2.090%,
                   2/7/2008
     4,575,000     New Jersey EDA, Courthouse Convalescent and Rehabilitation Center and Eastern Shore Nursing and         4,575,000
                   Rehabilitation Center (Series 2008A) Weekly VRDNs (Cascade Corp.)/(Bank of America N.A. LOC),
                   2.090%, 2/7/2008
     2,800,000 3,4 New Jersey EDA, GS Trust (Series 2006-78G) Weekly VRDNs (Gloucester Marine Terminal)/ (GTD by           2,800,000
                   Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 2.300%, 2/7/2008
    10,470,000 3,4 New Jersey EDA, PUTTERs (Series 1104) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan           10,470,000
                   Chase Bank, N.A. LOC), 2.250%, 2/7/2008
     3,035,000 3,4 New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H) Weekly VRDNs (FGIC            3,035,000
                   INS)/(Bank of America N.A. LIQ), 3.200%, 2/7/2008
     6,200,000 3,4 New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan           6,200,000
                   Chase & Co. LIQ), 2.300%, 2/6/2008
     1,000,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley                 1,000,000
                   Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.780%, 2/1/2008
     5,730,000     New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore          5,730,000
                   Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008
     3,350,000     New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian             3,350,000
                   Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 2.170%, 2/7/2008
     5,185,000 3,4 New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs          5,185,000
                   (Jersey City Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008
       345,000 3,4 New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA            345,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008
     3,645,000     New Jersey State Educational Facilities Authority, (Series 2003A) Daily VRDNs (Centenary                3,645,000
                   College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.200%, 2/7/2008
     2,800,000     New Jersey State Educational Facilities Authority, (Series 200D) Weekly VRDNs (Institute for            2,800,000
                   Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008
    16,165,000 3,4 New Jersey State Transportation Trust Fund Authority, BB&T Floater Certificates (Series 2032)          16,165,000
                   Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 2.270%, 2/7/2008
    10,525,000 3,4 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 2006-269)           10,525,000
                   Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 4.000%, 2/7/2008
    17,470,000 3,4 New Jersey State Transportation Trust Fund Authority, MERLOTS (Series 2006-B3) Weekly VRDNs            17,470,000
                   (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.560%, 2/6/2008
     6,035,000 3,4 New Jersey State Transportation Trust Fund Authority, MERLOTS (Series 2007-D66) Weekly VRDNs            6,035,000
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), 2.610%, 2/6/2008
     6,640,000 3,4 New Jersey State Transportation Trust Fund Authority, MERLOTS (Series 2007-D70) Weekly VRDNs            6,640,000
                   (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.510%, 2/6/2008
     3,035,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 632) Weekly VRDNs (FGIC              3,035,000
                   INS)/(Citigroup, Inc. LIQ), 4.760%, 2/7/2008
    12,995,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 11278) Weekly VRDNs (FSA            12,995,000
                   INS)/(Citibank NA, New York LIQ), 2.260%, 2/7/2008
     2,590,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 684Z) Weekly VRDNs (AMBAC            2,590,000
                   INS)/(Citibank NA, New York LIQ), 3.780%, 2/7/2008
     2,600,000 3,4 New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-452) Weekly VRDNs (FSA          2,600,000
                   INS)/(Deutsche Bank AG LIQ), 2.270%, 2/7/2008
    13,970,000 3,4 New Jersey State, Floater Certificates (Series 2006-2209) Weekly VRDNs (Morgan Stanley LIQ),           13,970,000
                   2.230%, 2/7/2008
     4,515,000 3,4 New Jersey Turnpike Authority, MERLOTS (Series 2007-C77) Weekly VRDNs (AMBAC INS)/(Bank of New          4,515,000
                   York LIQ), 3.660%, 2/6/2008
     2,200,000     New Milford, NJ, 4.00% TANs, 2/15/2008                                                                  2,200,158
     5,365,000 3,4 Newark, NJ Housing Authority, Class A Certificates (Series 2007-303) Weekly VRDNs (Port                 5,365,000
                   Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ),
                   3.910%, 2/7/2008
     2,950,000     Passaic, NJ Parking Authority, (Series 2007), 4.25% RANs (GTD by Passaic, NJ), 5/23/2008                2,952,598
     2,740,000 3,4 Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local                   2,740,000
                   LIQ)/(Dexia Credit Local LOC), 2.250%, 2/7/2008
     3,735,000 3,4 Port Authority of New York and New Jersey, (Series PA-1377R) Weekly VRDNs (Merrill Lynch & Co.,         3,735,000
                   Inc. LIQ), 2.850%, 2/7/2008
     4,500,000 3,4 Port Authority of New York and New Jersey, EAGLES (Series 2007-47) Weekly VRDNs (FGIC                   4,500,000
                   INS)/(Bayerische Landesbank LIQ), 3.340%, 2/7/2008
     4,500,000 3,4 Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK                   4,500,000
                   International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.610%,
                   2/6/2008
     5,000,000 3,4 Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank NA, New York        5,000,000
                   LIQ), 2.270%, 2/7/2008
     2,943,000     Princeton Boro, NJ, 4.00% BANs, 6/13/2008                                                               2,949,296
     1,661,550     Ridgefield, NJ, 4.00% BANs, 4/10/2008                                                                   1,662,302
     2,980,000     Robbinsville Township, NJ, Formerly Washington Township in Mercer County (Series 2007D), 3.60%          2,984,922
                   BANs, 12/11/2008
     1,075,450     Seaside Heights Borough, NJ, (Series 2007A), 4.25% BANs, 2/8/2008                                       1,075,533
     2,636,250     Seaside Heights Borough, NJ, (Series 2007C), 3.90% BANs, 10/10/2008                                     2,639,745
     2,142,770     Somerdale Borough, NJ, (Series 2007A), 4.00% BANs, 4/4/2008                                             2,143,550
     1,550,000     South Brunswick, NJ, Tax Appeal Refunding Notes, 4.00% RANs, 2/21/2008                                  1,550,188
     1,500,000     South Brunswick, NJ, Water Utility, 4.00% BANs, 2/21/2008                                               1,500,199
     3,695,373     South Orange Village Township, NJ, 4.25% BANs, 9/12/2008                                                3,707,347
     2,042,500     Southampton, NJ, (Series 2007A), 3.50% BANs, 8/21/2008                                                  2,047,976
     3,449,700     Tinton Falls, NJ, 3.70% BANs, 3/6/2008                                                                  3,450,243
    13,825,000 3,4 Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc.               13,825,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
    20,190,000 3,4 Tobacco Settlement Financing Corp., NJ, (MT-392) Weekly VRDNs (Merrill Lynch & Co., Inc.               20,190,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
     5,145,000 3,4 Tobacco Settlement Financing Corp., NJ, (PA-1284) Weekly VRDNs (Merrill Lynch & Co., Inc.               5,145,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.250%, 2/7/2008
     6,780,000 3,4 Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C68) Weekly VRDNs (Bank of New York        6,780,000
                   LIQ)/(United States Treasury PRF 6/1/2008@100), 2.220%, 2/6/2008
    19,915,000 3,4 Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C73) Weekly VRDNs (Bank of New York       19,915,000
                   LIQ)/(United States Treasury PRF 6/1/2008@100), 2.220%, 2/6/2008
     9,255,000 3,4 Tobacco Settlement Financing Corp., NJ, MT-481 Weekly VRDNs (Merrill Lynch & Co., Inc.                  9,255,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
    18,850,000 3,4 Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase &       18,850,000
                   Co. LIQ)/(United States Treasury PRF 6/1/2012@100), 2.250%, 2/7/2008
     1,500,000     Union Beach, NJ, 4.35% TANs, 4/30/2008                                                                  1,504,106
     2,092,800     Wallington, NJ, 4.00% BANs, 8/15/2008                                                                   2,094,197
     1,713,000     West New York, NJ, 4.25% BANs, 6/27/2008                                                                1,714,985
     1,898,000     West Orange Township,NJ, 3.50% BANs, 12/17/2008                                                         1,901,211
     5,250,000     Wildwood Crest, NJ, 3.125% BANs, 1/16/2009                                                              5,264,359
     8,000,000     Wildwood, NJ, 4.375% BANs, 5/9/2008                                                                     8,008,335
     1,800,000     Wood-Ridge Borough, NJ, 4.00% TANs, 2/15/2008                                                           1,800,132
     2,456,049     Woodbury, NJ, (Series 2007A), 4.00% BANs, 9/23/2008                                                     2,460,145
                      TOTAL                                                                                              471,334,285
                   NEW YORK-7.9%
     2,640,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly              2,640,000
                   VRDNs, 2.260%, 2/7/2008
     1,020,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly              1,020,000
                   VRDNs, 2.340%, 2/7/2008
    19,956,500 3,4 Port Authority of New York and New Jersey, Floater Certificates (Series 2006-1928) Weekly VRDNs        19,956,500
                   (Morgan Stanley LIQ), 2.230%, 2/7/2008
     4,000,000 3,4 Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase           4,000,000
                   Bank, N.A. LIQ), 2.250%, 2/7/2008
    13,360,000 3,4 Port Authority of New York and New Jersey, PUTTERs (Series 2092) Weekly VRDNs (FSA                     13,360,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
                      TOTAL                                                                                               40,976,500
                      TOTAL MUNICIPAL INVESTMENTS--99.2%                                                                 512,310,785
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.8%6                                                           3,958,737
                      TOTAL NET ASSETS - 100%                                                                          $ 516,269,522

     Securities that are subject to the federal alternative minimum tax (AMT) represent 6.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     93.0%                                         7.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $290,566,500, which represented 56.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $290,566,500, which represented 56.3% of total net assets.

5    Also represent cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 TANs    --Tax Anticipation Notes
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes








NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.2%1,2
                   NEW JERSEY--0.6%
  $ 10,000,000 3,4 Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank NA, New       $    10,000,000
                   York LIQ), 2.270%, 2/7/2008
                   NEW YORK--98.6%
     9,000,000     Chenango Forks, NY CSD, (Series 2007A), 3.25% BANs, 12/19/2008                                          9,019,214
     7,300,000     Cohoes, NY City School District, 3.75% BANs, 11/20/2008                                                 7,318,058
    14,300,000     Elmira, NY City School District, 2.75% BANs, 1/29/2009                                                 14,323,466
     8,750,000     Elmira, NY City School District, 4.00% BANs, 3/20/2008                                                  8,753,867
     4,500,000     Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People,                  4,500,000
                   Inc.)/(Key Bank, N.A. LOC), 2.240%, 2/7/2008
    33,920,000     Erie County, NY Tobacco Asset Securitization Corp., (PA-1339) Weekly VRDNs (Merrill Lynch &            33,920,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
     5,519,353     Geneva, NY, (Series 2007A), 4.00% BANs, 5/22/2008                                                       5,523,864
     4,495,000 3,4 Haverstraw-Stony Point, NY CSD, MERLOTS (Series 2007-D8) Weekly VRDNs (FSA INS)/                        4,495,000
                   (Wachovia Bank N.A. LIQ), 2.360%, 2/6/2008
    25,000,000 3,4 Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FSA                      25,000,000
                   INS)/(Landesbank Hessen-Thueringen LIQ), 2.270%, 2/7/2008
    14,385,000     Jamestown, NY City School District, 4.00% BANs, 7/10/2008                                              14,398,936
     8,995,000 3,4 Long Island Power Authority, NY, PUTTERs (Series 1917) Weekly VRDNs (FGIC INS)/ (JPMorgan               8,995,000
                   Chase Bank, N.A. LIQ), 3.450%, 2/7/2008
     9,055,000     Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia Collegege)/ (Manufacturers &             9,055,000
                   Traders Trust Co., Buffalo, NY LOC), 2.300%, 2/7/2008
    30,770,000 3,4 Metropolitan Transportation Authority, NY, (PA-1040) Weekly VRDNs (MTA Transportation                  30,770,000
                   Revenue)/(FGIC INS)/(Bank of New York LIQ), 3.400%, 2/7/2008
    50,000,000     Metropolitan Transportation Authority, NY, (Series 2004A-1) Weekly VRDNs (MTA Transportation           50,000,000
                   Revenue)/(CIFG NA INS)/(DePfa Bank PLC LIQ), 3.500%, 2/7/2008
     7,990,000     Metropolitan Transportation Authority, NY, (Series 2004D-1) Weekly VRDNs (MTA Dedicated Tax             7,990,000
                   Fund)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.800%, 2/7/2008
    25,000,000     Metropolitan Transportation Authority, NY, (Series CP-1), 3.05% CP (MTA Transportation                 25,000,000
                   Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 8/12/2008
    10,800,000 3,4 Metropolitan Transportation Authority, NY, MERLOTS (Series 2000F) Weekly VRDNs (FGIC                   10,800,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008
     9,395,000 3,4 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC                    9,395,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008
    22,505,000 3,4 Metropolitan Transportation Authority, NY, MuniTOPS (Series 2007-55) Weekly VRDNs (FSA                 22,505,000
                   INS)/(Bank of America N.A. LIQ), 2.240%, 2/7/2008
     5,653,500 3,4 Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly            5,653,500
                   VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Bank of New York LIQ), 4.850%, 2/7/2008
    14,515,000 3,4 Metropolitan Transportation Authority, NY, ROCs (Series 7024) Weekly VRDNs (MTA Dedicated Tax          14,515,000
                   Fund)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.770%, 2/7/2008
     1,640,000     Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies,          1,640,000
                   Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.280%, 2/7/2008
     7,190,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC          7,190,000
                   Bank USA LOC), 2.050%, 2/7/2008
     4,700,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/                          4,700,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.320%, 2/7/2008
    10,860,000     Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders             10,860,000
                   Trust Co., Buffalo, NY LOC), 2.250%, 2/7/2008
     9,580,000     Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High                      9,580,000
                   School)/(Comerica Bank LOC), 2.230%, 2/7/2008
     6,000,000     New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-1) Weekly          6,000,000
                   VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 2.100%, 2/7/2008
     9,820,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's                9,820,000
                   Services, Inc.)/(Allied Irish Banks PLC LOC), 2.250%, 2/6/2008
    14,300,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West           14,300,000
                   Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.250%, 2/7/2008
     1,160,000     New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/ (Manufacturers &          1,160,000
                   Traders Trust Co., Buffalo, NY LOC), 2.280%, 2/7/2008
     5,685,000     New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/ (Wachovia           5,685,000
                   Bank N.A. LOC), 2.190%, 2/7/2008
     5,150,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and                    5,150,000
                   Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.210%, 2/7/2008
     7,075,000     New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living,                     7,075,000
                   Inc.)/(HSBC Bank USA LOC), 2.190%, 2/7/2008
     2,045,000     New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New           2,045,000
                   York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co.,
                   Buffalo, NY LOC), 2.280%, 2/7/2008
     5,000,000     New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank,             5,000,000
                   N.A. LOC), 2.180%, 2/7/2008
    85,565,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park             85,565,000
                   LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs),
                   2.210%, 2/6/2008
     2,200,000 3,4 New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/(Citibank            2,200,000
                   NA, New York LIQ)/(Citibank NA, New York LOC), 2.270%, 2/7/2008
    23,187,000 3,4 New York City, NY Municipal Water Finance Authority, AUSTIN (Series BOA 1038) Weekly VRDNs             23,187,000
                   (Bank of America N.A. LIQ), 2.240%, 2/7/2008
    13,900,000 3,4 New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1501)           13,900,000
                   Weekly VRDNs (Morgan Stanley LIQ), 2.230%, 2/7/2008
    57,141,000 3,4 New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1926)           57,141,000
                   Weekly VRDNs (Morgan Stanley LIQ), 2.230%, 2/7/2008
    18,000,000 3,4 New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs                 18,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
    10,265,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 11249) Weekly VRDNs                  10,265,000
                   (Citibank NA, New York LIQ), 2.270%, 2/7/2008
    12,800,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 12010) Weekly VRDNs                  12,800,000
                   (Citigroup, Inc. LIQ), 2.270%, 2/7/2008
     9,865,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC              9,865,000
                   INS)/(Citibank NA, New York LIQ), 4.020%, 2/7/2008
    24,135,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank          24,135,000
                   NA, New York LIQ), 2.270%, 2/7/2008
     4,500,000 3,4 New York City, NY Municipal Water Finance Authority, ROCs (Series 602) Weekly VRDNs (Citibank           4,500,000
                   NA, New York LIQ), 2.270%, 2/7/2008
    12,170,000 3,4 New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs                  12,170,000
                   (Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008
    25,111,000 3,4 New York City, NY Transitional Finance Authority, Floater Certificates (Series 2006-1665)              25,111,000
                   Weekly VRDNs (TFA State/School Building Aid)/(FGIC INS)/(Morgan Stanley LIQ), 3.920%, 2/7/2008
     7,580,000 3,4 New York City, NY Transitional Finance Authority, PUTTERs (Series 2114) Weekly VRDNs (JPMorgan          7,580,000
                   Chase Bank, N.A. LIQ), 2.350%, 2/7/2008
     5,440,000 3,4 New York City, NY Transitional Finance Authority, PUTTERs (Series 471) Weekly VRDNs (FGIC               5,440,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008
     7,995,000 3,4 New York City, NY Transitional Finance Authority, PUTTERs (Series 1741) Weekly VRDNs (TFA               7,995,000
                   State/School Building Aid)/(FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.450%, 2/7/2008
     4,975,000 3,4 New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly              4,975,000
                   VRDNs (Bank of New York LIQ), 2.290%, 2/7/2008
    21,750,000 3,4 New York City, NY, (PA-1336) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.240%, 2/7/2008            21,750,000
    15,000,000 3,4 New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.320%, 2/7/2008            15,000,000
    15,500,000 3,4 New York City, NY, (PT-3823) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC),           15,500,000
                   2.220%, 2/7/2008
    18,960,000 3,4 New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings,           18,960,000
                   Inc.)/(Citigroup, Inc. LIQ), 2.290%, 2/7/2008
     9,970,000 3,4 New York City, NY, Class A Certificates (Series 2007-334) Weekly VRDNs (Bear Stearns & Co.,             9,970,000
                   Inc. LIQ)/(Bear Stearns & Co., Inc. LOC), 2.300%, 2/7/2008
    11,270,000 3,4 New York City, NY, PUTTERs (Series 914) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A.             11,270,000
                   LIQ), 2.900%, 2/7/2008
     7,315,000 3,4 New York City, NY, ROCs (Series 2220) Weekly VRDNs (CIFG NA INS)/(Citigroup, Inc. LIQ),                 7,315,000
                   2.520%, 2/7/2008
    10,000,000 3,4 New York City, NY, SPEARs (Series DB-522) Weekly VRDNs (CIFG NA INS)/(Deutsche Bank AG LIQ),           10,000,000
                   2.250%, 2/7/2008
    13,140,000 3,4 New York City, NY, Solar Eclipse (Series 2007-0085), 3.73% TOBs (MBIA Insurance Corp.                  13,140,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 2/28/2008
     8,450,000 3,4 New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC                8,450,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.150%, 2/7/2008
    18,750,000 3,4 New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group,           18,750,000
                   Inc.)/(Bank of America N.A. LIQ), 2.240%, 2/7/2008
     9,400,000 3,4 New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group,                9,400,000
                   Inc.)/(Citibank NA, New York LIQ), 2.270%, 2/7/2008
    39,405,000     New York State Dormitory Authority, (Series 2005C) Weekly VRDNs (New York State Personal               39,405,000
                   Income Tax Revenue Bond Fund)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.800%, 2/7/2008
     6,000,000     New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University),               6,000,000
                   1.750%, 2/7/2008
    19,290,000 3,4 New York State Dormitory Authority, Class A Certificates (Series 2007-308) Weekly VRDNs (FSA           19,290,000
                   INS)/(Bear Stearns & Co., Inc. LIQ), 2.250%, 2/7/2008
    25,900,000 3,4 New York State Dormitory Authority, Floater Certificates (Series 2004-1155), 3.72% TOBs (New           25,900,000
                   York City, NY)/(AMBAC INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008
     7,500,000 3,4 New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-               7,500,000
                   Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.510%, 2/6/2008
    66,460,000     New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2A) Weekly VRDNs          66,460,000
                   (New York State)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 2/7/2008
     4,570,000 3,4 New York State Dormitory Authority, (PT-75) Weekly VRDNs (Ellis Hospital)/(MBIA Insurance               4,570,000
                   Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.000%, 2/7/2008
    19,680,000 3,4 New York State Dormitory Authority, ROCs (Series 10033) Weekly VRDNs (New York State Personal          19,680,000
                   Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 2.270%, 2/7/2008
     5,795,000 3,4 New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs              5,795,000
                   (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                   3.100%, 2/7/2008
     6,365,000 3,4 New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs                6,365,000
                   (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 2.270%, 2/7/2008
     5,080,000 3,4 New York State HFA, ROCs (Series 11140) Weekly VRDNs (New York State Personal Income Tax                5,080,000
                   Revenue Bond Fund)/(Citibank NA, New York LIQ), 2.270%, 2/7/2008
     9,300,000     New York State Local Government Assistance Corp., (Series 2003A-6V) Subordinate Lien Refunding          9,300,000
                   Bonds Weekly VRDNs (FSA INS)/(KBC Bank N.V. LIQ), 1.900%, 2/6/2008
    13,340,000     New York State Power Authority, 3.64% TOBs, Optional Tender 3/3/2008                                   13,340,000
     4,950,000 3,4 New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (MBIA Insurance Corp.                  4,950,000
                   INS)/(Citigroup, Inc. LIQ), 2.520%, 2/7/2008
    18,675,000 3,4 New York State Thruway Authority, MERLOTS (Series 2007-H2) Weekly VRDNs (New York State                18,675,000
                   Thruway Authority - Dedicated Highway & Bridge Trust Fund)/(AMBAC INS)/(Wachovia Bank N.A.
                   LIQ), 2.610%, 2/6/2008
     6,840,000 3,4 New York State Thruway Authority, ROCs (Series 3073) Weekly VRDNs (FGIC INS)/ (Citigroup, Inc.          6,840,000
                   LIQ), 3.280%, 2/7/2008
    10,550,000 3,4 New York State Thruway Authority, ROCs (Series 8506) Weekly VRDNs (FGIC INS)/ (Citigroup, Inc.         10,550,000
                   LIQ), 3.270%, 2/7/2008
     5,170,000 3,4 New York State Thruway Authority, ROCs (Series 6093) Weekly VRDNs (New York State Personal              5,170,000
                   Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 2.270%, 2/7/2008
    17,820,000 3,4 New York State Urban Development Corp., (PT-4008) Weekly VRDNs (MBIA Insurance Corp.                   17,820,000
                   INS)/(Dexia Credit Local LIQ), 2.220%, 2/7/2008
    16,430,000 3,4 New York State Urban Development Corp., (PT-4009) Weekly VRDNs (MBIA Insurance Corp.                   16,430,000
                   INS)/(Dexia Credit Local LIQ), 2.220%, 2/7/2008
     3,950,000 3,4 New York State Urban Development Corp., Floater Certificates (Series 2008-2349) Weekly VRDNs            3,950,000
                   (New York State Personal Income Tax Revenue Bond Fund)/(Morgan Stanley LIQ), 2.180%, 2/7/2008
    11,815,000     North Greenbush, NY, 4.00% BANs, 4/18/2008                                                             11,822,901
    29,200,000     Norwich, NY City School District, 4.00% BANs, 7/18/2008                                                29,232,210
    19,855,871     Oneida County, NY, (Series 2007A), 4.00% BANs, 9/5/2008                                                19,893,307
     5,535,000     Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse,           5,535,000
                   NY)/(Key Bank, N.A. LOC), 2.240%, 2/7/2008
     3,240,000     Onondaga County, NY IDA, (Series 2008B) Weekly VRDNs (Syracuse University)/(JPMorgan Chase              3,240,000
                   Bank, N.A. LOC), 1.850%, 2/6/2008
     1,725,000     Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 3.250%                                        1,725,000
     5,000,000     Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers &                 5,000,000
                   Traders Trust Co., Buffalo, NY LOC), 2.190%, 2/7/2008
    12,400,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly             12,400,000
                   VRDNs, 2.260%, 2/7/2008
     4,000,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly              4,000,000
                   VRDNs, 2.260%, 2/7/2008
     4,575,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly              4,575,000
                   VRDNs, 2.260%, 2/7/2008
     7,000,000 3,4 Port Authority of New York and New Jersey, PUTTERs (Series 2092) Weekly VRDNs (FSA                      7,000,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.250%, 2/7/2008
     7,687,200     Poughkeepsie City, NY, (Series 2007A), 4.00% BANs, 7/18/2008                                            7,696,021
     4,000,000     Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank            4,000,000
                   N.A. LOC), 2.250%, 2/7/2008
     4,835,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT               4,835,000
                   Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.250%,
                   2/7/2008
     5,440,000 3,4 Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch &          5,440,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
     5,675,000 3,4 Sales Tax Asset Receivable Corp., NY, ROCs (Series 6084) Weekly VRDNs (MBIA Insurance Corp.             5,675,000
                   INS)/(Citigroup, Inc. LIQ), 2.520%, 2/7/2008
    13,225,775     Schodack, NY CSD, 4.00% BANs, 7/25/2008                                                                13,239,155
     9,710,337     Shenendehowa, NY CSD, 3.00% BANs, 6/27/2008                                                             9,719,974
     1,035,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.          1,035,000
                   LOC), 2.310%, 2/6/2008
    10,000,000     Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008                                            10,017,783
     6,680,000     Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 2.240%,           6,680,000
                   2/7/2008
    16,600,000     Syracuse, NY, (Series 2007A), 4.50% RANs, 6/30/2008                                                    16,649,629
    61,025,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch &          61,025,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
    21,875,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355) Weekly VRDNs (Merrill Lynch &          21,875,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
    26,700,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch &          26,700,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
     5,600,000 3,4 TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 519CE) Weekly VRDNs                  5,600,000
                   (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.280%, 2/7/2008
    30,830,000     Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-4) Weekly VRDNs          30,830,000
                   (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.290%, 2/7/2008
     9,250,000 3,4 Triborough Bridge & Tunnel Authority, NY, ROCs (Series 7025) Weekly VRDNs (Citigroup, Inc.              9,250,000
                   LIQ), 2.270%, 2/7/2008
    10,000,000     Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly             10,000,000
                   VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.950%, 2/6/2008
     3,970,000     Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(Bank            3,970,000
                   of New York LOC), 2.190%, 2/7/2008
     4,215,000     Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish               4,215,000
                   Banks PLC LOC), 2.230%, 2/7/2008
     5,000,000     Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/                        5,000,000
                   (Allied Irish Banks PLC LOC), 2.200%, 2/6/2008
    11,985,000 3,4 Westchester, NY Tobacco Asset Securitization Corp., (PA-1322) Weekly VRDNs (Merrill Lynch &            11,985,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
     4,778,000     Wheatfield, NY, 4.125% BANs, 2/15/2008                                                                  4,778,750
    12,684,162     Whitney Point, NY CSD, 4.00% BANs, 6/27/2008                                                           12,696,908
     2,000,000     Whitney Point, NY CSD, 4.00% RANs, 6/27/2008                                                            2,001,545
                      TOTAL                                                                                            1,608,878,088
                      TOTAL MUNICIPAL INVESTMENTS-99.2%5                                                               1,618,878,088
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET -0.8%6                                                            12,360,574
                      TOTAL NET ASSETS -100%                                                                         $ 1,631,238,662

     At January 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     98.1%                                         1.9%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $874,012,500, which represented 53.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $874,012,500, which represented 53.6% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 CSD     --Central School District
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 INS     --Insured
 INV     --Investment Agreement
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.6%1,2
                   NORTH CAROLINA--96.5%
  $  1,930,000     Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow,            $   1,930,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     3,500,000     Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold            3,500,000
                   Co., Inc.)/(SunTrust Bank LOC), 2.880%, 2/1/2008
     2,500,000     Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/                         2,500,000
                   (Wachovia Bank N.A. LOC), 2.200%, 2/7/2008
     1,615,000     Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro,                    1,615,000
                   Inc.)/(Wells Fargo Bank, N.A. LOC), 2.300%, 2/7/2008
     3,700,000     Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek                3,700,000
                   Partners LLC)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     5,409,000     Charlotte, NC Water & Sewer System, 3.40% CP (DePfa Bank PLC LIQ), Mandatory Tender 7/24/2008           5,409,000
     4,430,000     Charlotte, NC Water & Sewer System, 3.55% CP (DePfa Bank PLC LIQ), Mandatory Tender 7/9/2008            4,430,000
     4,000,000     Charlotte, NC Water & Sewer System, 3.70% CP (DePfa Bank PLC LIQ), Mandatory Tender 5/6/2008            4,000,000
     5,454,000     Charlotte, NC, (Series 2005), 2.65% CP (KBC Bank NV LIQ), Mandatory Tender 10/9/2008                    5,454,000
     3,500,000     Charlotte, NC, (Series 2005), 3.05% CP (KBC Bank NV LIQ), Mandatory Tender 9/2/2008                     3,500,000
     1,763,000     Charlotte, NC, (Series 2005), 3.50% CP (KBC Bank NV LIQ), Mandatory Tender 7/2/2008                     1,763,000
     5,304,000     Charlotte, NC, (Series 2005), 3.75% CP (KBC Bank NV LIQ), Mandatory Tender 4/22/2008                    5,304,000
     3,343,000     Charlotte, NC, (Series 2005), 3.80% CP (KBC Bank NV LIQ), Mandatory Tender 3/14/2008                    3,343,000
     1,007,000     Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.65% CP (Wachovia Bank N.A. LOC),              1,007,000
                   Mandatory Tender 10/9/2008
     3,443,000     Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.45% CP (Wachovia Bank N.A. LOC),              3,443,000
                   Mandatory Tender 7/16/2008
     1,708,000     Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.77% CP (Wachovia Bank N.A. LOC),              1,708,000
                   Mandatory Tender 4/18/2008
     2,900,000     Chatham, NC Industrial Facilities & Pollution Control Funding Authority, (Series 2001) Weekly           2,900,000
                   VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 2.400%, 2/7/2008
       865,000     Cleveland County, NC Industrial Facilities & PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica,             865,000
                   Inc. Project)/(PNC Bank, N.A. LOC), 3.000%, 2/6/2008
       350,000     Cleveland County, NC Industrial Facilities & PCFA, PCRBs (Series 1995) Weekly VRDNs (Grover               350,000
                   Industries, Inc. Project)/(Bank of America N.A. LOC), 2.300%, 2/7/2008
     3,630,000     Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(RBC Centura Bank        3,630,000
                   LOC), 2.280%, 2/7/2008
     2,037,000     Elm City, NC, 4.00% BANs, 4/2/2008                                                                      2,037,490
     2,500,000     Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/                       2,500,000
                   (Wachovia Bank N.A. LOC), 2.300%, 2/7/2008
     2,150,000     Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic,         2,150,000
                   Inc.)/(Bank of America N.A. LOC), 2.300%, 2/7/2008
     1,140,000     Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC,                     1,140,000
                   Inc.)/(Harris, N.A. LOC), 2.300%, 2/7/2008
     2,300,000     Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of                   2,300,000
                   Greensboro)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
     3,800,000     Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells          3,800,000
                   Fargo Bank, N.A. LOC), 2.400%, 2/7/2008
     7,245,000     Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily VRDNs (Westmoreland                7,245,000
                   LG&E)/(Dexia Credit Local LOC), 1.930%, 2/1/2008
    18,500,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.),           18,500,000
                   2.320%, 2/6/2008
    10,200,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.),           10,200,000
                   2.250%, 2/6/2008
     2,341,000     Hertford, NC, 4.00% BANs, 3/19/2008                                                                     2,341,643
     4,000,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders                   4,000,000
                   Corp.)/(Bank of America N.A. LOC), 2.250%, 2/6/2008
     3,825,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom                    3,825,000
                   Group)/(Wachovia Bank N.A. LOC), 2.920%, 2/1/2008
     2,960,000     McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening                 2,960,000
                   YMCA)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
     4,800,000     Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly        4,800,000
                   VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008
     7,000,000     Mecklenburg County, NC, 5.50% Bonds, 4/1/2008                                                           7,021,019
       560,000     New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking &               560,000
                   Trust Co. LOC), 2.400%, 2/7/2008
       992,000     Newland, NC, 4.00% BANs, 3/12/2008                                                                        992,234
     4,940,000 3,4 North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke                          4,940,000
                   University)/(Merrill Lynch & Co., Inc. LIQ), 2.230%, 2/7/2008
     1,100,000     North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester               1,100,000
                   Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.200%, 2/7/2008
       905,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community          905,000
                   Foundation)/(Bank of America N.A. LOC), 2.150%, 2/7/2008
    11,650,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services,        11,650,000
                   Inc.)/(SunTrust Bank LOC), 1.850%, 2/1/2008
     2,195,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country           2,195,000
                   Day School, Inc.)/(Branch Banking & Trust Co. LOC), 2.280%, 2/7/2008
     3,000,000     North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (Republic Services,        3,000,000
                   Inc.), 2.490%, 2/6/2008
     6,000,000 3,4 North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2006-1894) Weekly        6,000,000
                   VRDNs (Duke University)/(Morgan Stanley LIQ), 2.250%, 2/7/2008
     9,995,000 3,4 North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke          9,995,000
                   University)/(Bank of America N.A. LIQ), 2.270%, 2/7/2008
     1,705,000 3,4 North Carolina Capital Facilities Finance Agency, ROCs (Series 9048) Weekly VRDNs (Duke                 1,705,000
                   University)/(Citigroup, Inc. LIQ), 2.280%, 2/7/2008
     4,070,000 3,4 North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs (FGIC INS)/                        4,070,000
                   (BNP Paribas SA LIQ), 3.500%, 2/7/2008
     4,995,000 3,4 North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc.         4,995,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 2/7/2008
     4,347,000 3,4 North Carolina Eastern Municipal Power Agency, (Series 2004-955d) Weekly VRDNs (AMBAC                   4,347,000
                   INS)/(Morgan Stanley LIQ), 3.920%, 2/7/2008
     7,000,000 3,4 North Carolina Eastern Municipal Power Agency, Class A Certificates (Series 2002-201) Weekly            7,000,000
                   VRDNs (United States Treasury COL)/(Bear Stearns Cos., Inc. LIQ), 2.250%, 2/7/2008
     2,540,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United           2,540,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.220%, 2/6/2008
     7,950,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 3.70% TOBs (United            7,950,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
     2,500,000     North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series                       2,500,000
                   2005A-3) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.450%, 2/7/2008
       210,000     North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina          210,000
                   Wesleyan College)/(RBC Centura Bank LOC), 2.200%, 2/7/2008
     2,035,000     North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro            2,035,000
                   Montessory School)/(Wachovia Bank N.A. LOC), 2.200%, 2/7/2008
     2,040,000 3,4 North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings,           2,040,000
                   Inc. LIQ), 2.260%, 2/6/2008
     4,120,000 3,4 North Carolina HFA, MERLOTS (Series 2002-A39), 3.75% TOBs (AMBAC INS)/                                  4,120,000
                   (Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
    14,485,000 3,4 North Carolina HFA, MERLOTS (Series 2006-B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%,           14,485,000
                   2/6/2008
    10,000,000     North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS        10,000,000
                   Citizens Bank N.A. LOC), 2.210%, 2/6/2008
    10,000,000     North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured          10,000,000
                   Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 2.100%, 2/6/2008
     2,200,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997)              2,200,000
                   Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Centura Bank LOC), 2.200%, 2/7/2008
    10,000,000     North Carolina Municipal Power Agency No. 1, (Series A), 5.75% Bonds (MBIA Insurance Corp. INS),       10,199,806
                   1/1/2009
     2,865,000 3,4 North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P.        2,865,000
                   Morgan Chase & Co. LIQ), 3.150%, 2/7/2008
     2,165,000 3,4 North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance             2,165,000
                   Corp. INS)/(Citibank NA, New York LIQ), 2.530%, 2/7/2008
    12,115,000 3,4 North Carolina State, Class A Certificates (Series 2001-137) Weekly VRDNs (Bear Stearns Cos.,          12,115,000
                   Inc. LIQ), 2.250%, 2/7/2008
     3,235,000 3,4 North Carolina State, P-Floats (Series EC-1037) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),           3,235,000
                   2.290%, 2/7/2008
     6,420,000 3,4 Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC INS)/                                6,420,000
                   (Landesbank Hessen-Thueringen LIQ), 2.280%, 2/7/2008
     9,720,000 3,4 Raleigh & Durham, NC Airport Authority, PUTTERs (Series 2012) Weekly VRDNs (FGIC INS)/(JPMorgan         9,720,000
                   Chase Bank, N.A. LIQ), 2.900%, 2/7/2008
     5,265,000 3,4 Raleigh & Durham, NC Airport Authority, SPEARs (DB-418) Weekly VRDNs (FGIC INS)/                        5,265,000
                   (Deutsche Bank AG LIQ), 2.800%, 2/7/2008
     5,895,000     Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-        5,895,000
                   Craft Corp.)/(PNC Bank, N.A. LOC), 2.830%, 2/1/2008
     1,080,000     Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam                1,080,000
                   Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008
    10,000,000     Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/              10,000,000
                   (Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     9,400,000 3,4 University of North Carolina at Chapel Hill, ROCs (Series 7073) Weekly VRDNs (Citigroup, Inc.           9,400,000
                   LIQ), 2.280%, 2/7/2008
     3,110,000 3,4 University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New         3,110,000
                   York LIQ), 2.280%, 2/7/2008
     6,500,000     Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal          6,500,000
                   LLC)/(Wachovia Bank N.A. LOC), 2.230%, 2/7/2008
     4,957,000     Warren County, NC Water and Sewer District III, 3.75% BANs, 8/13/2008                                   4,964,672
       970,000     Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry             970,000
                   Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     3,100,000     Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto        3,100,000
                   LOC), 2.400%, 2/7/2008
       850,000     Winston-Salem, NC Water & Sewer System, 5.75% Bonds, 6/1/2008                                             855,732
     1,000,000     Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries,           1,000,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 2.380%, 2/7/2008
                      TOTAL                                                                                              355,565,596
                   PUERTO RICO--3.1%
    11,190,000 3,4 JPMorgan Chase & Co. I-PUTTERs Trust (Series 1781P) Weekly VRDNs (Assured Guaranty Corp.               11,190,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 2/7/2008
       285,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              285,000
                   Inc. LIQ), 2.210%, 2/6/2008
                      TOTAL                                                                                               11,475,000
                      TOTAL MUNICIPAL INVESTMENTS-- 99.6%                                                                367,040,596
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.4%6                                                           1,470,476
                      TOTAL NET ASSETS - 100%                                                                          $ 368,511,072

     Securities that are subject to the federal alternative minimum tax (AMT) represent 45.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     99.2%                                         0.8%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $139,957,000, which represented 38.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $139,957,000, which represented 38.0% of total net assets.

5    Also represent cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCA     --Pollution Control Authority
 PCFA    --Pollution Control Finance Authority
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes







OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.4%1,2
                   OHIO--99.4%
  $  6,200,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH     $   6,200,000
                   City School District)/(FSA INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008
    16,230,000     Akron-Canton, OH Regional Airport Authority, (Series 2007) Weekly VRDNs (Huntington National           16,230,000
                   Bank, Columbus, OH LOC), 2.420%, 2/7/2008
     3,000,000     Bexley, OH, 3.80% BANs, 5/1/2008                                                                        3,000,000
     6,370,000 3,4 Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co.,         6,370,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.000%, 2/7/2008
     5,400,000 3,4 Buckeye Tobacco Settlement Financing Authority, OH, Class A Certificates (Series 7072) Weekly           5,400,000
                   VRDNs (Bear Stearns Cos., Inc. LIQ)/(Bear Stearns Cos., Inc. LOC), 4.000%, 2/7/2008
     1,435,000     Canal Winchester, OH Local School District, (Series A), 4.20% BANs, 11/25/2008                          1,443,694
       355,000     Canal Winchester, OH Local School District, (Series B), 4.20% BANs, 11/25/2008                            357,151
     2,455,000     Circleville, OH, 4.17% BANs, 7/17/2008                                                                  2,458,774
     8,350,000     Clark County, OH, (Series 2001) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/                           8,350,000
                   (JPMorgan Chase Bank, N.A. LIQ), 2.830%, 2/7/2008
     2,100,000     Clinton County, OH, 3.75% BANs, 4/24/2008                                                               2,100,000
     2,179,000     Clinton Massie, OH Local School District, 4.00% BANs, 11/18/2008                                        2,188,380
     1,600,000     Clyde, OH, 3.70% BANs, 11/13/2008                                                                       1,603,017
     1,990,000     Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 2.310%,          1,990,000
                   2/7/2008
     2,785,000 3,4 Columbus Sewer Enterprise, OH, PUTTERs (Series 2466) Weekly VRDNs (JPMorgan Chase Bank, N.A.            2,785,000
                   LIQ), 2.250%, 2/7/2008
     3,000,000     Columbus, OH City School District, 3.75% BANs, 12/11/2008                                               3,014,958
     4,000,000     Columbus-Franklin County, OH Finance Authority Weekly VRDNs (Rastra Ohio, Inc.)/                        4,000,000
                   (Huntington National Bank, Columbus, OH LOC), 2.450%, 2/7/2008
     5,800,000     Columbus-Franklin County, OH Finance Authority, (Series 2007) Weekly VRDNs (Prep Academies,             5,800,000
                   Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.350%, 2/7/2008
       920,000     Coshocton, OH, 4.25% BANs, 2/19/2008                                                                      920,197
     1,700,000     Crestview, OH Local School District, 3.875% BANs, 6/17/2008                                             1,705,292
     9,850,000     Cuyahoga County, OH Hospital Authority Weekly VRDNs (MetroHealth System)/(National City Bank            9,850,000
                   LOC), 2.300%, 2/7/2008
     5,955,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,              5,955,000
                   Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 6.500%, 2/7/2008
       590,000     Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC),            590,000
                   2.470%, 2/7/2008
     1,520,000     Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank LOC), 2.420%, 2/7/2008         1,520,000
     1,415,000     Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/                       1,415,000
                   (FirstMerit Bank, N.A. LOC), 2.470%, 2/7/2008
    13,960,000     Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America        13,960,000
                   N.A. LOC), 3.370%, 2/1/2008
     3,720,000     Defiance, OH, 4.125% BANs, 4/25/2008                                                                    3,722,671
       625,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A.            625,000
                   LOC), 2.310%, 2/6/2008
     4,750,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco            4,750,000
                   Corp.)/(Bank of America N.A. LOC), 2.350%, 2/7/2008
       860,000     Elyria, OH, 4.25% BANs, 7/3/2008                                                                          861,384
     1,338,000     Euclid City School District, OH, 4.50% BANs, 6/19/2008                                                  1,341,423
     4,000,000     Fairborn, OH, 4.25% BANs, 6/26/2008                                                                     4,006,752
     2,430,000     Franklin County, OH Health Care Facilities, (Series 2006B) Weekly VRDNs (Ohio Presbyterian              2,430,000
                   Retirement Services)/(National City Bank LOC), 2.220%, 2/7/2008
     4,495,000     Franklin County, OH Health Care Facilities, Refunding & Improvement Revs (Series 2002 B) Weekly         4,495,000
                   VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 2.220%, 2/7/2008
       890,000     Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A.               890,000
                   LOC), 2.500%, 2/7/2008
     1,185,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC),        1,185,000
                   3.680%, 2/1/2008
     1,510,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A.        1,510,000
                   LOC), 2.850%, 2/1/2008
     2,980,000     Green City, OH, 4.50% BANs, 7/16/2008                                                                   2,989,758
     1,350,000     Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health        1,350,000
                   System)/(Key Bank, N.A. LOC), 2.200%, 2/7/2008
     1,970,000     Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens        1,970,000
                   Bank of Pennsylvania LOCs), 2.180%, 2/7/2008
       395,000     Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor                   395,000
                   Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 2.320%, 2/7/2008
     3,670,000     Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank,            3,670,000
                   Columbus, OH LOC), 2.700%, 2/7/2008
       525,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A.              525,000
                   LOC), 2.310%, 2/6/2008
     2,665,000     Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A.          2,665,000
                   LOC), 2.470%, 2/7/2008
     1,000,000     Lakewood, OH, 4.00% BANs, 4/10/2008                                                                     1,000,648
     4,000,000     Lakota, OH Local School District, 4.00% BANs, 6/12/2008                                                 4,010,646
     2,500,000     Logan County, OH, (Series C), 4.00% BANs, 6/18/2008                                                     2,505,731
     1,280,000     Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC),          1,280,000
                   2.470%, 2/7/2008
       895,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/                   895,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.230%, 2/1/2008
       155,000     Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds                155,000
                   (Series 1996) Weekly VRDNs (Spitzer Project)/(JPMorgan Chase Bank, N.A. LOC), 3.230%, 2/1/2008
     8,305,000     Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/                       8,305,000
                   (JPMorgan Chase Bank, N.A. LOC), 2.490%, 2/7/2008
     1,205,000     Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC),              1,205,000
                   2.160%, 2/7/2008
     1,750,000     Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital, Inc.)/(Key Bank, N.A.          1,750,000
                   LOC), 2.190%, 2/7/2008
     4,250,000     Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/                     4,250,000
                   (PNC Bank, N.A. LOC), 2.260%, 2/7/2008
     1,755,000     Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A.          1,755,000
                   LOC), 2.450%, 2/7/2008
     2,065,000     Mansfield, OH, 4.25% BANs, 8/20/2008                                                                    2,070,674
     3,253,000     Maple Heights, OH City School District, 4.00% BANs, 4/17/2008                                           3,254,951
     8,950,000     Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC),              8,950,000
                   2.250%, 2/7/2008
     7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(GTD by WestLB AG LOC),        7,400,000
                   2.400%, 2/7/2008
       790,000     Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC),             790,000
                   2.310%, 2/6/2008
     1,395,000     Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A.             1,395,000
                   LOC), 2.500%, 2/7/2008
    15,000,000 3,4 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Lloyds TSB Bank PLC,             15,000,000
                   London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.600%, 2/7/2008
    10,000,000     Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network        10,000,000
                   Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.150%, 2/6/2008
     1,400,000     Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 2.300%,           1,400,000
                   2/7/2008
     6,500,000     Mount Healthy, OH City School District, 4.25% BANs, 4/3/2008                                            6,505,624
     5,110,000     Newton, OH Local School District, 4.25% BANs, 6/11/2008                                                 5,129,776
     1,500,000     North College Hill, OH City School District, 3.30% BANs, 1/20/2009                                      1,509,176
     4,000,000     North College Hill, OH City School District, 3.70% BANs, 6/19/2008                                      4,007,912
     5,000,000     North Royalton, OH, 3.90% BANs, 2/28/2008                                                               5,000,779
     1,040,000 3,4 Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America           1,040,000
                   N.A. LIQ), 2.280%, 2/7/2008
     9,990,000 3,4 Ohio State Air Quality Development Authority, (Series 2006-K74) Weekly VRDNs (Dayton Power &            9,990,000
                   Light Co.)/(FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.050%, 2/6/2008
       575,000 3,4 Ohio State, P-Floats (Series EC-1074) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.260%, 2/7/2008             575,000
     2,000,000     Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil,                  2,000,000
                   Inc.)/(GTD by BP PLC), 1.870%, 2/1/2008
     2,300,000     Paulding County, OH, 3.80% BANs, 2/12/2008                                                              2,300,000
     1,470,000     Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 2.500%,          1,470,000
                   2/7/2008
     1,790,000     Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village Homes)/(Key         1,790,000
                   Bank, N.A. LOC), 2.220%, 2/7/2008
     2,185,000     Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Barnette                      2,185,000
                   Project)/(National City Bank LOC), 2.370%, 2/7/2008
     2,700,000     Richland County, OH, 4.25% BANs, 2/7/2008                                                               2,700,304
       911,000     Richland County, OH, 4.50% BANs, 8/5/2008                                                                 914,032
     2,900,000     Rossford, OH, 4.625% BANs, 6/12/2008                                                                    2,908,305
     3,225,000     Southington, OH Local School District, 4.15% BANs, 2/21/2008                                            3,225,687
     2,700,000     Springboro, OH, 4.00% BANs, 10/30/2008                                                                  2,708,151
     2,700,000     St. Mary's City, OH City School District, 3.625% BANs, 6/10/2008                                        2,707,354
     3,660,000     St. Mary's City, OH City School District, 3.75% BANs, 6/10/2008                                         3,668,570
     2,000,000     Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 2.370%,             2,000,000
                   2/7/2008
       450,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc.              450,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 2.650%, 2/7/2008
       645,000     Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 3.180%,              645,000
                   2/6/2008
       265,000     Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank,           265,000
                   Columbus, OH LOC), 2.900%, 2/1/2008
     2,845,000     Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 2.470%,         2,845,000
                   2/7/2008
       965,000     Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank,            965,000
                   N.A. LOC), 2.500%, 2/7/2008
     3,005,000     Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC),            3,005,000
                   2.470%, 2/7/2008
       530,000     Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products,                   530,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 2.470%, 2/7/2008
     1,370,000     Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit        1,370,000
                   Bank, N.A. LOC), 2.470%, 2/7/2008
     1,000,000     Sylvania, OH City School District, 4.47% BANs, 7/24/2008                                                1,003,160
     4,000,000     Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy                   4,000,000
                   LLC)/(LaSalle Bank, N.A. LOC), 2.250%, 2/7/2008
     1,000,000     Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly        1,000,000
                   VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 2.240%, 2/7/2008
     5,815,000     Tuscarawas County, OH Port Authority, (Series 2007) Weekly VRDNs (Freeport Press, Inc.)/                5,815,000
                   (Huntington National Bank, Columbus, OH LOC), 2.445%, 2/7/2008
       515,000     Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging,               515,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 2.430%, 2/7/2008
     7,635,000     Village of South Lebanon, OH, (Series 2003A) Weekly VRDNs (Pedcor Investments-2003-LX                   7,635,000
                   LP)/(Huntington National Bank, Columbus, OH LOC), 2.400%, 2/7/2008
     5,000,000     Wapakoneta, OH, 3.50% BANs, 6/26/2008                                                                   5,009,424
     2,170,000     Warrensville Heights, OH, 4.05% BANs, 2/5/2008                                                          2,170,080
     3,861,000     Warrensville Heights, OH, 4.05% BANs, 5/30/2008                                                         3,864,013
     5,000,000     West Clermont Local School District, OH, 4.00% BANs, 8/5/2008                                           5,021,122
       225,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center          225,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 2.600%, 2/7/2008
       255,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center           255,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 2.600%, 2/7/2008
       690,000     Wood County, OH, Williams Industrial Service Inc, Project Weekly VRDNs (Williams Industrial               690,000
                   Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.550%, 2/7/2008
                      TOTAL MUNICIPAL INVESTMENTS --- 99.4%                                                              337,574,570
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.6%6                                                       1,993,040
                      TOTAL NET ASSETS --- 100%                                                                        $ 339,567,610


     Securities that are subject to the federal alternative minimum tax (AMT) represent 39.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security:

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                            SECOND TIER
     98.1%                                 1.9%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $47,360,000, which represented 13.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $47,360,000, which represented 13.9% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDR     --Industrial Development Revenue
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes








PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--100.7%1,2
                   PENNSYLVANIA--100.7%
  $  9,145,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2003-24) Weekly VRDNs           $   9,145,000
                   (Philadelphia, PA School District)/(FSA INS)/(Bank of America N.A. LIQ), 2.260%, 2/7/2008
    17,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2007-47) Weekly VRDNs              17,000,000
                   (Lancaster, PA)/(AMBAC INS)/(Bank of America N.A. LIQ), 3.100%, 2/7/2008
     2,065,000     Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/                             2,065,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 2/7/2008
     2,305,000     Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/                      2,305,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.980%, 2/1/2008
     5,270,000     Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          5,270,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 2/7/2008
     1,495,000     Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          1,495,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.400%, 2/7/2008
     5,555,000 3,4 Allegheny County, PA Airport Authority, (MT-518) Weekly VRDNs (FSA INS)/(Landesbank Hessen-             5,555,000
                   Thueringen LIQ), 2.280%, 2/7/2008
     2,195,000 3,4 Allegheny County, PA Airport Authority, (PT-3743) Weekly VRDNs (Dexia Credit Local LIQ)/                2,195,000
                   (Dexia Credit Local LOC), 3.600%, 2/7/2008
     6,135,000     Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A.         6,135,000
                   LOC), 2.460%, 2/7/2008
     5,000,000     Allegheny County, PA HDA, (Series 2005A) Weekly VRDNs (Children's Institute of                          5,000,000
                   Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.200%, 2/7/2008
     5,955,000     Allegheny County, PA HDA, (Series 2005B) Weekly VRDNs (Children's Institute of                          5,955,000
                   Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.200%, 2/7/2008
    15,000,000 3,4 Allegheny County, PA HDA, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan         15,000,000
                   Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008
     3,910,000     Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens         3,910,000
                   Bank of Pennsylvania LOC), 2.190%, 2/7/2008
       840,000     Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/                      840,000
                   (National City Bank LOC), 2.310%, 2/7/2008
     3,515,000     Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/                    3,515,000
                   (National City Bank LOC), 2.310%, 2/7/2008
     3,000,000     Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp.         3,156,960
                   LOC, United States Treasury PRF 3/1/2009@101), 3/1/2024
       335,000     Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 2.300%,               335,000
                   2/6/2008
     2,400,000     Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/                            2,400,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.980%, 2/6/2008
       760,000     Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC), 2.250%,             760,000
                   2/6/2008
       815,000     Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 2.250%,             815,000
                   2/6/2008
     1,000,000     Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A.             1,000,000
                   LOC), 2.160%, 2/7/2008
     1,240,000     Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank,           1,240,000
                   N.A. LOC), 2.450%, 2/7/2008
     2,200,000     Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati         2,200,000
                   LOC), 2.220%, 2/7/2008
     2,885,000     Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/                    2,885,000
                   (Branch Banking & Trust Co. LOC), 2.880%, 2/1/2008
     7,850,000     Central Bucks, PA School District, (Series 2000A) Weekly VRDNs (FGIC INS)/(Dexia Credit Local           7,850,000
                   LIQ), 5.000%, 2/7/2008
     2,500,000     Cheltenham Township, PA, 3.75% TRANs, 12/31/2008                                                        2,514,865
     4,335,000     Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support,                  4,335,000
                   Inc.)/(PNC Bank, N.A. LOC), 2.260%, 2/7/2008
     5,500,000     Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/                     5,500,000
                   (Fulton Bank LOC), 2.250%, 2/7/2008
     3,220,000     Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/                    3,220,000
                   (Wilmington Trust Co. LOC), 2.300%, 2/7/2008
     6,740,000     Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank          6,740,000
                   of Pennsylvania LOC), 2.170%, 2/6/2008
       800,000     Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank,            800,000
                   N.A. LOC), 2.170%, 2/7/2008
     6,800,000 3,4 Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ),           6,800,000
                   2.350%, 2/6/2008
     3,350,000     Commonwealth of Pennsylvania, 5.25% Bonds, 1/1/2009                                                     3,427,792
     7,819,500 3,4 Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA                  7,819,500
                   INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008
     6,000,000 3,4 Commonwealth of Pennsylvania, PUTTERs (Series 2034) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ),         6,000,000
                   2.250%, 2/7/2008
    13,145,000 3,4 Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of         13,145,000
                   America N.A. LIQ), 2.260%, 2/7/2008
     1,120,000     Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/                         1,120,000
                   (Wachovia Bank N.A. LOC), 2.300%, 2/7/2008
     3,355,000     Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ),        3,355,000
                   5.000%, 2/7/2008
     6,000,000     Dauphin County, PA General Authority, (Education and Health Loan Program, Series 1997) Weekly           6,000,000
                   VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 2/7/2008
     1,600,000     Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New          1,600,000
                   York LOC), 2.500%, 2/6/2008
     2,270,000     Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources,                       2,270,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.980%, 2/1/2008
    18,800,000     Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania         18,800,000
                   LOC), 2.830%, 2/1/2008
     4,645,000     Dauphin County, PA IDA, Variable Rate EDRB (Series 1998-B) Weekly VRDNs (Key Ingredients,               4,645,000
                   Inc.)/(Citibank NA, New York LOC), 2.500%, 2/6/2008
     3,000,000     Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC),            3,000,000
                   2.300%, 2/7/2008
    12,500,000     Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/                           12,500,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.270%, 2/7/2008
    15,000,000     Erie County, PA, 3.50% TRANs, 12/15/2008                                                               15,059,625
     2,635,000     Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A.,        2,635,000
                   Cherry Hill, NJ LOC), 2.450%, 2/7/2008
     3,430,000 3,4 Geisinger Authority, PA Health System, ROCs (Series 11013) Weekly VRDNs (Geisinger Health               3,430,000
                   System)/(Citibank NA, New York LIQ), 2.280%, 2/7/2008
     1,185,000     Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/                           1,185,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.980%, 2/6/2008
     1,085,000     Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank,            1,085,000
                   Columbus, OH LOC), 2.650%, 2/7/2008
     9,200,000     Horizon Hospital System Authority, PA, (Series 2002) Weekly VRDNs (St. Paul Homes)/                     9,200,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.250%, 2/7/2008
       460,000     Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A.               460,000
                   LOC), 2.450%, 2/7/2008
     2,075,000     Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/                          2,075,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 2/7/2008
       740,000     Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/                            740,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.350%, 2/7/2008
     2,545,000     Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student                         2,545,000
                   Services)/(Fulton Bank LOC), 2.300%, 2/7/2008
     6,370,000     Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community                        6,370,000
                   Hospital)/(Fulton Bank LOC), 2.270%, 2/6/2008
     5,000,000     Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton        5,000,000
                   Bank LOC), 2.400%, 2/6/2008
       900,000     Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia            900,000
                   Bank N.A. LOC), 2.300%, 2/7/2008
     1,590,000     Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000,                   1,590,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.300%, 2/7/2008
     6,120,000     McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/                        6,120,000
                   (PNC Bank, N.A. LOC), 2.500%, 2/7/2008
     1,330,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (American Foodservice Corp.)/                     1,330,000
                   (Wachovia Bank N.A. LOC), 2.300%, 2/7/2008
    16,000,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC),            16,000,000
                   2.300%, 2/7/2008
     1,585,000     Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust          1,585,000
                   Co., Buffalo, NY LOC), 2.450%, 2/6/2008
    10,000,000     North Penn, PA Water Authority, (Series 2005) Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ),            10,000,000
                   5.000%, 2/7/2008
     2,130,000     Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank             2,130,000
                   LOC), 2.300%, 2/7/2008
       700,000     Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC),                700,000
                   2.500%, 2/7/2008
       300,000     Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr.           300,000
                   Project)/(PNC Bank, N.A. LOC), 2.220%, 2/7/2008
     3,400,000     Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC),             3,400,000
                   2.250%, 2/6/2008
     2,670,000     Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A.           2,670,000
                   LOC), 2.310%, 2/7/2008
     6,200,000     Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh          6,200,000
                   LOC), 2.270%, 2/7/2008
    11,000,000     Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power                               11,000,000
                   Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.880%, 2/1/2008
     4,000,000     Pennsylvania EDFA, Wastewater Treatment Refunding Revenue Bonds (Series 2004B) Weekly VRDNs             4,000,000
                   (Sunoco, Inc.), 2.440%, 2/6/2008
     4,890,000 3,4 Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.450%,              4,890,000
                   2/6/2008
     8,255,000     Pennsylvania HFA, (Series 2005-89) Weekly VRDNs (DePfa Bank PLC LIQ), 2.000%, 2/6/2008                  8,255,000
     3,860,000 3,4 Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.290%,              3,860,000
                   2/6/2008
     7,085,000 3,4 Pennsylvania HFA, MERLOTS (Series 2007-C50), 3.75% TOBs (Bank of New York LIQ), Optional Tender         7,085,000
                   2/20/2008
     1,615,000 3,4 Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.350%,            1,615,000
                   2/7/2008
     4,595,000 3,4 Pennsylvania HFA, ROCs (Series 10209) Weekly VRDNs (Citigroup, Inc. LIQ), 2.360%, 2/7/2008              4,595,000
     2,000,000     Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA                 2,000,000
                   INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co.
                   and WestLB AG LIQs), 2.250%, 2/7/2008
    10,600,000     Pennsylvania State Higher Education Assistance Agency, Series 2002 A) Weekly VRDNs (FSA                10,600,000
                   INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co.
                   and WestLB AG LIQs), 2.250%, 2/7/2008
    11,455,000 3,4 Pennsylvania State Higher Education Facilities Authority, (PT-2498) Weekly VRDNs (Phoenixville         11,455,000
                   Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 2.300%, 2/7/2008
     6,530,000     Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy              6,530,000
                   Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.230%, 2/7/2008
     2,500,000     Pennsylvania State Higher Education Facilities Authority, (Series F-2), 3.70% TOBs (Robert              2,500,000
                   Morris University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008
     9,600,000     Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah            9,600,000
                   College)/(JPMorgan Chase Bank, N.A. LOC), 2.170%, 2/7/2008
     3,175,000 3,4 Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018) Weekly VRDNs (AMBAC        3,175,000
                   INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008
     9,900,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.48% TOBs (York               9,900,000
                   College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender
                   11/1/2008
    18,350,000 3,4 Pennsylvania State Public School Building Authority, Solar Eclipse (Series 2007-93), 3.75% TOBs        18,350,000
                   (Philadelphia, PA School District)/(FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008
    20,000,000     Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp.                     20,000,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.950%, 2/6/2008
     2,845,000 3,4 Philadelphia, PA Airport System, PUTTERs (Series 2260Z) Weekly VRDNs (FSA INS)/                         2,845,000
                   (JPMorgan Chase Bank, N.A. LIQ), 2.300%, 2/7/2008
    13,900,000     Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA         13,900,000
                   Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.050%, 2/6/2008
     4,250,000 3,4 Philadelphia, PA Hospitals & Higher Education Facilities Authority, PA-1464 Weekly VRDNs                4,250,000
                   (Children's Hospital of Philadelphia)/(Merrill Lynch & Co., Inc. LIQ), 2.650%, 2/7/2008
     7,420,000 3,4 Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), 3.70% TOBs (FGIC                   7,420,000
                   INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008
     6,995,000 3,4 Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773) Weekly VRDNs         6,995,000
                   (FGIC INS)/(Morgan Stanley LIQ), 5.500%, 2/7/2008
    11,000,000     Philadelphia, PA, (Series A), 4.50% TRANs, 6/30/2008                                                   11,036,553
     4,000,000     Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs        4,000,000
                   (FSA INS)/(PNC Bank, N.A. LIQ), 2.180%, 2/7/2008
     6,670,000 3,4 Sayre, PA, Health Care Facilities Authority, Class A Certificates (Series 7048) Weekly VRDNs            6,670,000
                   (Guthrie Healthcare System, PA)/(Bear Stearns Cos., Inc. LIQ)/(Bear Stearns Cos., Inc. LOC),
                   4.000%, 2/7/2008
     4,755,000     Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(LaSalle Bank,            4,755,000
                   N.A. LOC), 2.250%, 2/7/2008
     1,915,000 3,4 Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs              1,915,000
                   (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.660%, 2/6/2008
       215,000     Southcentral PA, General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank              215,000
                   LIQ), 5.000%, 2/7/2008
     3,000,000     Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement             3,000,000
                   Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008
    18,000,000     Southcentral PA, General Authority, (Series 2005B) Weekly VRDNs (Wellspan Health Obligated             18,000,000
                   Group)/(AMBAC INS)/(Citibank NA, New York LIQ), 2.850%, 2/6/2008
     7,160,000 3,4 St. Mary Hospital Authority, PA, PA-1480 Weekly VRDNs (Catholic Health East)/(Merrill Lynch &           7,160,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.100%, 2/7/2008
     2,487,000     Stroudsburg, PA Area School District, 4.50% TRANs, 6/30/2008                                            2,493,077
     8,500,000     Union County, PA Hospital Authority, (Series 2001), 3.70% TOBs (Evangelical Community                   8,500,000
                   Hospital)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), Mandatory Tender 2/1/2008
     2,990,000     Washington County, PA Hospital Authority, (Series 2001B), 3.80% TOBs (Washington Hospital,              2,990,000
                   PA)/(PNC Bank, N.A. LOC), Mandatory Tender 6/30/2008
     8,135,000     Wyoming County, PA IDA, (Series A of 2007) Weekly VRDNs (Deer Park Lumber, Inc.)/(First                 8,135,000
                   Tennessee Bank, N.A. LOC), 4.000%, 2/7/2008
     2,605,000     York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders             2,605,000
                   Trust Co., Buffalo, NY LOC), 2.980%, 2/1/2008
     2,500,000     York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange        2,500,000
                   Corp.)/(Comerica Bank LOC), 2.350%, 2/7/2008
                      TOTAL MUNICIPAL INVESTMENTS --- 100.7%                                                             583,123,372
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.7)%6                                                   (4,000,021)
                      TOTAL NET ASSETS --- 100%                                                                        $ 579,123,351

     Securities that are subject to the federal alternative minimum tax (AMT) represent 35.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security:

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                            SECOND TIER
     97.9%                                 2.1%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $178,369,500, which represented 30.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $178,369,500, which represented 30.8% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


    The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bond
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRBs   --Industrial Development Revenue Bonds
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PRF     --Prerefunded
 PUTTERs -- Puttable Tax-Exempt Receipts
 ROCs    -- Reset Option Certificates
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes








VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2008 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.3%1,2
                   VIRGINIA--96.5%
  $ 12,870,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 2003-33) Weekly VRDNs (Fairfax      $  12,870,000
                   County, VA EDA)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.550%, 2/7/2008
     5,105,000     Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of                        5,105,000
                   Virginia)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     8,200,000     Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 8,200,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008
     6,300,000     Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/                      6,300,000
                   (SunTrust Bank LOC), 2.120%, 2/6/2008
    12,475,000     Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 12,475,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008
     4,000,000     Alexandria, VA IDA, (Series 2006) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                  4,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 2/7/2008
     2,425,000     Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers                            2,425,000
                   Association)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     5,785,000 3,4 Arlington County, VA, ROCs (Series 6011) Weekly VRDNs (Citigroup, Inc. LIQ), 2.280%, 2/7/2008           5,785,000
     1,555,000     Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J.                       1,555,000
                   Snowman)/(SunTrust Bank LOC), 2.190%, 2/6/2008
     2,700,000     Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank,            2,700,000
                   Alabama LOC), 2.330%, 2/7/2008
    16,835,000     Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama        16,835,000
                   LOC), 2.250%, 2/7/2008
     1,430,000     Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc.               1,430,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 2/7/2008
     6,500,000     Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/                      6,500,000
                   (JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008
    13,100,000     Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA            13,100,000
                   INS)/(Dexia Credit Local LIQ), 2.110%, 2/6/2008
    13,000,000     Chesterfield County, VA EDA, (Series 2008C-2) Weekly VRDNs (Bon Secours Health System)/(Assured        13,000,000
                   Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.130%, 2/6/2008
     2,500,000     Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 2.400%,        2,500,000
                   2/7/2008
     3,475,000     Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/                     3,475,000
                   (LaSalle Bank, N.A. LOC), 2.760%, 2/7/2008
     4,400,000     Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC),           4,400,000
                   2.300%, 2/7/2008
     5,000,000     Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers                 5,000,000
                   Foundation, Inc.)/(SunTrust Bank LOC), 2.120%, 2/7/2008
     5,130,000     Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC),        5,130,000
                   2.250%, 2/6/2008
     7,850,000     Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of                7,850,000
                   Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.830%, 2/1/2008
     2,735,000     Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing             2,735,000
                   Arts)/(Bank of America N.A. LOC), 2.150%, 2/7/2008
     5,225,000     Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.            5,225,000
                   )/(SunTrust Bank LOC), 2.120%, 2/6/2008
     3,525,000     Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System), 2.090%, 2/6/2008           3,525,000
     2,305,000     Fairfax County, VA IDA, (Series 2005A-2) Weekly VRDNs (Inova Health System), 2.090%, 2/6/2008           2,305,000
     3,580,000     Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC),            3,580,000
                   2.150%, 2/6/2008
     2,300,000     Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC),            2,300,000
                   2.200%, 2/7/2008
     3,000,000     Fredericksburg, VA IDA, (Series 2001 A-1) Weekly VRDNs (Forest Village Apartments)/                     3,000,000
                   (SunTrust Bank LOC), 2.190%, 2/6/2008
     5,000,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.72% CP (Virginia Electric & Power Co.), Mandatory           5,000,000
                   Tender 2/7/2008
     3,165,000     Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC),          3,165,000
                   2.250%, 2/7/2008
     8,400,000     Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township                     8,400,000
                   Apartments)/(FNMA LOC), 2.200%, 2/6/2008
     6,500,000     Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village                   6,500,000
                   Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 2.160%, 2/7/2008
     4,488,000     Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA,           4,488,000
                   New York LOC), 2.110%, 2/6/2008
     3,060,000     Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse                          3,060,000
                   Association)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     1,855,000     Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC),              1,855,000
                   2.250%, 2/7/2008
     3,310,000     Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/                          3,310,000
                   (SunTrust Bank LOC), 2.120%, 2/6/2008
     4,510,000     Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden,                      4,510,000
                   Inc.)/(SunTrust Bank LOC), 2.170%, 2/6/2008
        50,000     Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch           50,000
                   Banking & Trust Co. LOC), 2.150%, 2/7/2008
     8,800,000     Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured              8,800,000
                   Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.130%, 2/6/2008
     8,800,000     Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured              8,800,000
                   Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.130%, 2/6/2008
    24,000,000     James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System), 2.350%,               24,000,000
                   2/6/2008
     1,230,000     James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC),               1,230,000
                   2.090%, 2/7/2008
     5,290,000     King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/                      5,290,000
                   (JPMorgan Chase Bank, N.A. LOC), 2.250%, 2/7/2008
     2,240,000 3,4 Loudoun County, VA Sanitation Authority, ROCs (Series 6511) Weekly VRDNs (MBIA Insurance Corp.          2,240,000
                   INS)/(Citigroup, Inc. LIQ), 2.530%, 2/7/2008
     2,375,000     Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 1.900%, 2/6/2008                 2,375,000
     3,400,000     Loudoun County, VA IDA, (Series 2001) Weekly VRDNs (Ashburn Volunteer Fire and Rescue                   3,400,000
                   Department)/(Wachovia Bank N.A. LOC), 2.200%, 2/7/2008
    28,640,000     Loudoun County, VA IDA, (Series 2003A) Weekly VRDNs (Howard Hughes Medical Institute), 2.060%,         28,640,000
                   2/6/2008
     8,200,000     Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 1.900%,          8,200,000
                   2/6/2008
    15,400,000     Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 2.090%,         15,400,000
                   2/6/2008
     1,425,000     Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/                        1,425,000
                   (Wachovia Bank N.A. LOC), 2.180%, 2/7/2008
     6,500,000     Loudoun County, VA, (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by                  6,500,000
                   Bayerische Landesbank LOC), Optional Tender 6/1/2008
     2,000,000     Louisa, VA, (Series 1984), 2.75% CP (Virginia Electric & Power Co.), Mandatory Tender 2/21/2008         2,000,000
     3,125,000     Madison County, VA IDA, (Series 1998) Weekly VRDNs (Madison Wood Preservers, Inc.)/                     3,125,000
                   (Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     1,200,000     Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/                           1,200,000
                   (Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     3,240,000 3,4 Metropolitan Washington, DC Airports Authority, (PT-1991) Weekly VRDNs (FSA INS)/                       3,240,000
                   (Merrill Lynch & Co., Inc. LIQ), 2.800%, 2/7/2008
    15,500,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 2.97% CP (Bank of America N.A.         15,500,000
                   LOC), Mandatory Tender 9/10/2008
    15,000,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.70% CP (Bank of America N.A.         15,000,000
                   LOC), Mandatory Tender 4/3/2008
     5,000,000 3,4 Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040) Weekly          5,000,000
                   VRDNs (FGIC INS)/(Branch Banking & Trust Co. LIQ), 2.950%, 2/7/2008
     5,215,000 3,4 Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054) Weekly          5,215,000
                   VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 2.950%, 2/7/2008
    18,000,000     Metropolitan Washington, DC Airports Authority, Subseries A, 3.64% CP (GTD by Landesbank Baden-        18,000,000
                   Wuerttemberg and WestLB AG LOCs), Mandatory Tender 2/5/2008
     6,200,000     Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of America        6,200,000
                   N.A. LOC), 2.000%, 2/1/2008
     2,850,000     New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank             2,850,000
                   LOC), 2.190%, 2/6/2008
     5,845,000     Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/                         5,845,000
                   (SunTrust Bank LIQ), 2.120%, 2/6/2008
     2,595,000     Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC),           2,595,000
                   2.290%, 2/7/2008
     6,565,000     Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe         6,565,000
                   Apartments)/(SunTrust Bank LOC), 2.190%, 2/6/2008
     9,500,000     Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health System), 2.070%,             9,500,000
                   2/6/2008
    28,000,000     Pocahontas Parkway Association, VA, (Series 1998A), 5.50% Bonds (United States Treasury PRF            28,812,506
                   8/15/2008@102), 8/15/2028
     5,050,000     Pocahontas Parkway Association, VA, (Series A), 5.00% Bonds (United States Treasury PRF                 5,194,961
                   8/15/2008@102), 8/15/2011
     9,000,000     Pocahontas Parkway Association, VA, (Series B) Bonds (United States Treasury PRF                        2,203,290
                   8/15/2008@24.973), 8/15/2032
     1,150,000     Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC),         1,150,000
                   2.400%, 2/7/2008
     5,255,000     Portsmouth, VA Redevelopment and Housing Authority, (Series 2000) Weekly VRDNs (Yorkshire Square        5,255,000
                   Townhouse Apartments)/(SunTrust Bank LOC), 2.190%, 2/6/2008
     5,325,000     Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC),         5,325,000
                   2.190%, 2/6/2008
     4,500,000     Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking &           4,500,000
                   Trust Co. LOC), 2.380%, 2/7/2008
       695,000     Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 2.390%, 2/7/2008            695,000
     4,875,000 3,4 Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York          4,875,000
                   LIQ), 2.280%, 2/7/2008
     3,810,000     Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place                            3,810,000
                   Apartments)/(SunTrust Bank LOC), 2.190%, 2/6/2008
     5,795,000     Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series            5,795,000
                   1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 2.440%, 2/7/2008
     2,140,000     Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC),          2,140,000
                   2.190%, 2/6/2008
     7,355,000     Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch             7,355,000
                   Banking & Trust Co. LOC), 2.280%, 2/7/2008
     1,000,000     Spotsylvania County, VA IDA, (Series 1993) Weekly VRDNs (Carlisle Corp. Project)/                       1,000,000
                   (SunTrust Bank LOC), 2.120%, 2/6/2008
       380,000     Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/                       380,000
                   (Huntington National Bank, Columbus, OH LOC), 3.430%, 2/1/2008
     7,800,000 3,4 Tobacco Settlement Financing Corp., VA, (PA-1303) Weekly VRDNs (Merrill Lynch & Co., Inc.               7,800,000
                   LIQ)/(United States Treasury PRF), 2.240%, 2/7/2008
    12,310,000 3,4 Tobacco Settlement Financing Corp., VA, (PA-1341) Weekly VRDNs (Merrill Lynch & Co., Inc.              12,310,000
                   LIQ)/(United States Treasury PRF 6/01/2015@100), 2.240%, 2/7/2008
     6,925,000 3,4 Tobacco Settlement Financing Corp., VA, PA 1383 Weekly VRDNs (Merrill Lynch & Co., Inc.                 6,925,000
                   LIQ)/(United States Treasury PRF 6/01/2015@100), 2.240%, 2/7/2008
     7,290,000 3,4 Upper Occoquan Sewage Authority, VA, MuniTOPs (Series 2007-30) Weekly VRDNs (FSA INS)/(Bank of          7,290,000
                   America N.A. LIQ), 2.270%, 2/7/2008
     3,655,000     Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay                    3,655,000
                   Academy)/(Wachovia Bank N.A. LOC), 2.200%, 2/7/2008
     1,420,000     Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/                       1,420,000
                   (Wachovia Bank N.A. LOC), 2.200%, 2/7/2008
     9,700,000     Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/                   9,700,000
                   (SunTrust Bank LOC), 2.120%, 2/6/2008
     2,700,000     Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge                 2,700,000
                   LLC)/(SunTrust Bank LOC), 2.240%, 2/6/2008
     4,420,000     Virginia Beach, VA Development Authority, (Series A), 5.00% Bonds (Virginia Beach, VA),                 4,444,569
                   7/15/2008
     5,270,000     Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia             5,270,000
                   Blood Services)/(SunTrust Bank LOC), 2.120%, 2/6/2008
    18,245,000     Virginia College Building Authority, 21st Century College Program, 5.00% Bonds (Virginia State),       18,245,000
                   2/1/2008
     2,500,000 3,4 Virginia College Building Authority, P-Floats (Series EC-1167) Weekly VRDNs (Virginia                   2,500,000
                   State)/(Merrill Lynch & Co., Inc. LIQ), 2.280%, 2/7/2008
     1,000,000     Virginia Commonwealth Transportation Board, 5.50% Bonds, 10/1/2008                                      1,016,230
     6,100,000 3,4 Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs         6,100,000
                   (Virginia State)/(Morgan Stanley LIQ), 2.270%, 2/7/2008
       650,000     Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/                    650,000
                   (Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     2,270,000     Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A.        2,270,000
                   LOC), 2.240%, 2/6/2008
     1,490,000     Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway          1,490,000
                   Associates LLC)/(RBC Centura Bank LOC), 2.400%, 2/7/2008
     3,000,000     Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone,                      3,000,000
                   Inc.)/(Wachovia Bank N.A. LOC), 2.250%, 2/7/2008
     2,000,000     Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical            2,000,000
                   Society)/(SunTrust Bank LOC), 2.120%, 2/6/2008
     2,000,000     Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia State                 2,000,000
                   University Real Estate Foundation)/(CIFG NA INS)/(Bank of America N.A. LIQ), 3.450%, 2/7/2008
    10,000,000     Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech                    10,000,000
                   LLC)/(National City Bank LOC), 2.370%, 2/7/2008
    19,035,000 3,4 Virginia State Housing Development Authority, Class A Certificates (Series 7019) Weekly VRDNs          19,035,000
                   (Bear Stearns Cos., Inc. LIQ), 2.300%, 2/7/2008
     5,325,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia          5,325,000
                   Bank N.A. LIQ), 2.270%, 2/6/2008
     2,000,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia          2,000,000
                   Bank N.A. LIQ), 2.270%, 2/6/2008
    17,115,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New       17,115,000
                   York LIQ), 2.270%, 2/6/2008
     7,400,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New        7,400,000
                   York LIQ), 2.270%, 2/6/2008
     4,880,000 3,4 Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs           4,880,000
                   (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 2.270%, 2/7/2008
     3,162,000     Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank        3,162,000
                   of America N.A. LOC), 2.150%, 2/6/2008
     2,100,000     Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A.            2,100,000
                   LOC), 2.250%, 2/7/2008
                      TOTAL                                                                                              672,071,556
                   DISTRICT OF COLUMBIA--0.7%
     5,000,000 3,4 Metropolitan Washington, DC Airports Authority, ROCs (Series 7065) Weekly VRDNs (AMBAC                  5,000,000
                   INS)/(Citigroup, Inc. LIQ), 2.610%, 2/7/2008
                   PUERTO RICO--2.1%
    12,450,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007 C110) Weekly VRDNs              12,450,000
                   (Assured Guaranty Corp. INS)/(Bank of New York LIQ), 2.340%, 2/6/2008
     2,000,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 3.50% TOBs (FSA           2,000,000
                   INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 2/27/2008
                      TOTAL                                                                                               14,450,000
                      TOTAL MUNICIPAL INVESTMENTS-99.3%                                                                  691,521,556
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES - NET-0.7%6                                                             4,986,222
                      TOTAL NET ASSETS-100%                                                                            $ 696,507,778

     Securities that are subject to the federal alternative minimum tax (AMT) represent 35.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2008, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                                    SECOND TIER
     99.0%                                                         1.0%

2    Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $157,355,000, which represented 22.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2008, these liquid restricted securities amounted to $157,355,000, which represented 22.6% of total net assets.

5    Also represents cost for federal tax purposes.

6    Assets, other than investments in securities, less liabilities.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MMMs    --Money Market Municipals
 PCR     --Pollution Control Revenue
 PRF     --Prerefunded
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        MARCH 20, 2008


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        MARCH 20, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        MARCH 20, 2008